As filed with the Securities and Exchange Commission on April 28, 2008

1933 Act File No. 002-98409

1940 Act File No. 811-04325

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[ X ]
Pre-Effective Amendment No. ____	[ ]

Post-Effective Amendment No. 41	[ X ]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[ X ]

Amendment No. 41	[ X ]

(Check appropriate box or boxes.)

FIRST INVESTORS LIFE SERIES FUNDS

(Exact Name of Registrant as Specified in Charter)

110 Wall Street

New York, New York 10005

(Address of Principal Executive Offices)   (Zip Code)

Registrant’s Telephone Number, including Area Code:  (212) 858-8000

Larry Lavoie, Esq.

First Investors Life Series Funds

110 Wall Street

New York, New York 10005

(Name and Address of Agent for Service)

Copy to:

Francine J. Rosenberger, Esq.

Kirkpatrick & Lockhart Preston Gates Ellis LLP

1601 K Street, NW

Washington, D.C. 20006-1601

It is proposed that this filing will become effective (check appropriate box)

[ ]	immediately upon filing pursuant to paragraph (b)
[ X ]	on May 1, 2008 pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

FIRST INVESTORS LIFE SERIES FUNDS

CONTENTS OF REGISTRATION STATEMENT

This registration document is comprised of the following:

Cover Sheet

Contents of Registration Statement

Prospectus for First Investors Life Series Funds

Statement of Additional Information Part I for First Investors Life Series Funds

Combined Statement of Additional Information Part II for all First Investors Funds

Part C – Other Information

Signature Page

Exhibits

Life Series Funds

Blue Chip

Cash Management

Discovery

Government

Growth & Income

High Yield

International

Investment Grade

Select Growth

Target Maturity 2010

Target Maturity 2015

Value

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus.  Any representation to the contrary is a criminal offense.

THE DATE OF THIS PROSPECTUS IS MAY 1, 2008

CONTENTS

INTRODUCTION

1

FEE TABLE

2

FUND DESCRIPTIONS

4

Blue Chip Fund

4

Cash Management Fund

8

Discovery Fund

11

Government Fund

14

Growth & Income Fund

17

High Yield Fund

21

International Fund

25

Investment Grade Fund

29

Select Growth Fund

33

Target Maturity 2010 Fund

36

Target Maturity 2015 Fund

39

Value Fund

42

FUND MANAGEMENT

46

BUYING AND SELLING SHARES

48

How and when do the Funds price their shares?

48

How do I buy and sell shares?

48

Can I exchange my shares for the shares of other First Investors

   Funds?

48

What are the Funds’ policies on frequent trading in the shares of the

   Funds?

48

What are the risks of frequent trading in the shares of the Funds?

49

ACCOUNT POLICIES

50

What about dividends and capital gain distributions?

50

What about taxes?

50

Mixed and Shared Funding

50

FINANCIAL HIGHLIGHTS

51

Blue Chip Fund	International Fund
Cash Management Fund	Investment Grade Fund
Discovery Fund	Select Growth Fund
Government Fund	Target Maturity 2010 Fund
Growth & Income Fund	Target Maturity 2015 Fund
High Yield Fund	Value Fund

INTRODUCTION

This prospectus describes the First Investors Life Series Funds.  There are currently 12 different series of Funds within the Life Series Funds (each of which is described as a “Fund” or “Funds” in this prospectus).  These Funds are used solely as the underlying investment options for variable annuity contracts or variable life insurance policies offered by First Investors Life Insurance Company (“FIL”).  This means that you cannot purchase shares of the Funds directly, but only through such a contract or policy offered by FIL.  The Fund or Funds that are available to you depend upon which contract or policy you have purchased.  Each individual Fund description in this prospectus provides an explanation of the Fund’s objective, principal investment strategies and risks, performance, fees and expenses.

The investment objective of each Fund is non-fundamental, which means that the Board of Trustees may change the investment objective of each Fund without shareholder approval.  The Board may take such action when it believes that a change in the objective is necessary or appropriate in light of market circumstances or other events.

FEE TABLE

The following table shows the fees and expenses for each Fund of the Life Series Funds for the year ended December 31, 2007.  The total annual fund operating expenses column shows the expenses before any applicable contractual fee waiver arrangement.  The net expenses column shows the expenses after any applicable contractual fee waiver.  You cannot invest directly in the Funds.  Investments in the Funds can only be made through a variable annuity contract or life insurance policy issued by FIL.  The table below does not include the expenses you would incur in purchasing such a variable annuity contract or life insurance policy.  If they were included, the expenses shown in the table below would be higher.

	Management Fees (1)	Other Expenses (2)	Total Annual Fund Operating Expenses (2)	Fee Waivers (1)	Net Expenses (2)
Blue Chip Fund	0.75%	0.06%	0.81%	N/A	0.81%
Cash Management Fund	0.75%	0.29%	1.04%	0.34%	0.70%
Discovery Fund	0.75%	0.07%	0.82%	N/A	0.82%
Government Fund	0.75%	0.20%	0.95%	0.15%	0.80%
Growth & Income Fund	0.75%	0.06%	0.81%	N/A	0.81%
High Yield Fund	0.75%	0.11%	0.86%	N/A	0.86%
International Fund	0.75%	0.15%	0.90%	N/A	0.90%
Investment Grade Fund	0.75%	0.13%	0.88%	0.15%	0.73%
Select Growth Fund	0.75%	0.39%	1.14%	N/A	1.14%
Target Maturity 2010 Fund	0.75%	0.16%	0.91%	0.15%	0.76%
Target Maturity 2015 Fund	0.75%	0.10%	0.85%	0.15%	0.70%
Value Fund	0.75%	0.08%	0.83%	N/A	0.83%

(1) The Adviser has contractually agreed with the Fund’s Board of Trustees (“Board”) to waive Management Fees in excess of 0.60% to May 1, 2009 for the following Funds: Government Fund, Investment Grade Fund, Target Maturity 2010 Fund and Target Maturity 2015 Fund.  The Adviser has also contractually agreed with the Fund’s Board to waive Management Fees to May 1, 2009 to the extent that Total Annual Fund Operating Expenses (excluding taxes, interest, portfolio transaction expenses, indirect fees and extraordinary expenses) exceed 0.70% for Cash Management Fund.  The Board may change or eliminate these fee waivers at any time.

(2) Each Fund, other than International Fund, has an expense offset arrangement that may reduce the Fund’s custodian fee based on the amount of cash maintained by the Fund with its custodian.  Any such fee reductions are not reflected under Other Expenses, Total Annual Fund Operating Expenses or Net Expenses.  Including the expense offsets, the annual net expenses would be 0.80% for the Blue Chip Fund; 0.70% for the Cash Management Fund; 0.81% for the Discovery Fund; 0.76% for the Government Fund; 0.80% for the Growth & Income Fund; 0.84% for the High Yield Fund; 0.71% for the Investment Grade Fund; 1.14% for the Select Growth Fund; 0.74% for the Target Maturity 2010 Fund; 0.69% for the Target Maturity 2015 Fund and 0.82% for the Value Fund.

Example

The example below shows the expenses associated with investing in each Fund.  It assumes: (1) an investment of $10,000 for the time periods indicated; (2) this investment has a 5% return each year; and (3) each Fund’s operating expenses remain the same, except for year one, which is net of fees waived.  As previously indicated, you cannot invest directly in the Funds.  Investments in the Funds can only be made through a variable annuity contract or life insurance policy issued by FIL.  The example below does not include the expenses you would incur in purchasing such a variable annuity contract or life insurance policy.  If they were included, the expenses shown in the example below would be higher.

Although the actual costs may be higher or lower, under the assumptions of the example, the costs, whether you redeem your shares or not, would be:

	One Year	Three Years	Five Years	Ten Years

Blue Chip Fund	$83	$259	$450	$1,002
Cash Management Fund	$72	$297	$541	$1,240
Discovery Fund	$84	$262	$455	$1,014
Government Fund	$82	$288	$511	$1,153
Growth & Income Fund	$83	$259	$450	$1,002
High Yield Fund	$88	$274	$477	$1,061
International Fund	$92	$287	$498	$1,108
Investment Grade Fund	$75	$266	$473	$1,071
Select Growth Fund	$116	$362	$628	$1,386
Target Maturity 2010 Fund	$78	$275	$489	$1,106
Target Maturity 2015 Fund	$72	$256	$457	$1,035
Value Fund	$85	$265	$460	$1,025

FUND DESCRIPTIONS

BLUE CHIP FUND

What are the Blue Chip Fund’s objective, principal investment strategies and principal risks?

Objective:

The Fund seeks high total investment return.

Principal Investment Strategies:

Under normal circumstances, the Fund will invest at least 80% of its net assets in common stocks of “Blue Chip” companies.  The Fund will provide shareholders with at least 60 days notice before changing this 80% policy.  The Fund defines “Blue Chip” companies as large, well-established companies that have market capitalizations of greater than $5 billion.  While the Fund invests primarily in securities that are traded in the U.S., it may also invest in securities that are traded in foreign markets.  The Fund may also opportunistically invest in smaller companies that have been selected for their growth potential.

The Fund uses fundamental research to select stocks of companies that it believes have attractive valuations and growth potential within their respective sectors and industries. The Fund considers a variety of factors, including the strength of a company’s balance sheet, its record of earnings growth and its competitive position.  The Fund attempts to stay broadly diversified but it may emphasize certain industry sectors based on economic and market conditions.

The Fund may sell a stock when it becomes fully valued, its fundamentals have deteriorated or alternative investments become more attractive.  The Fund may take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions.  If it does so, it may not achieve its investment objective.  The Fund may also choose not to take defensive positions.

Information on the Fund’s recent strategies and holdings can be found in the most recent annual report and information concerning the Fund’s policies and procedures with respect to disclosure of the Fund’s portfolio holdings is available in the Fund’s Statement of Additional Information (see back cover).

Principal Risks:

Any investment carries with it some level of risk.  Here are the principal risks of investing in the Blue Chip Fund:

Market Risk:

Because the Fund primarily invests in common stocks, it is subject to market risk.  Stock prices may decline over short or even extended periods not only because of company-specific developments but also due to an economic downturn, a change in interest rates or a change in investor sentiment.  Stock markets tend to run in cycles with periods when prices generally go up, known as “bull” markets, and periods when stock prices generally go down, referred to as “bear” markets.  While Blue Chip companies are generally well-established companies, their stocks may fluctuate substantially in price.

While the Fund generally attempts to stay broadly diversified, it may emphasize certain industry sectors based upon economic and market conditions.  The Fund’s performance could be adversely affected if these industry sectors perform worse than expected.

The market risk associated with stocks of smaller companies is generally greater than that associated with Blue Chip stocks because such stocks tend to experience sharper price fluctuations than stocks of Blue Chip companies.  The additional volatility associated with smaller company stocks is attributable to a number of factors, including the fact that the earnings of smaller companies tend to be less predictable than those of larger, more established companies.  Smaller company stocks are also not as broadly traded as stocks of companies with larger market capitalizations.  At times, it may be difficult for the Fund to sell smaller company stocks at reasonable prices.

Foreign Securities Risk:

Investments in foreign securities involve additional risks, including risks arising from currency fluctuations, government regulation, unfavorable political or legal developments, differences in financial reporting standards and less stringent regulation of foreign securities markets.

Accordingly, the value of your investment in the Fund will go up and down, which means that you could lose money.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

How has the Blue Chip Fund performed?

The following information shows how the Fund’s performance has varied from year to year and in comparison with a broad-based index.  This gives you some indication of the risks of investing in the Fund.  The Fund’s past performance does not necessarily indicate how the Fund will perform in the future.

The bar chart presented below shows the annual total returns of the Fund’s shares over the past ten calendar years ended December 31.  The bar chart does not reflect fees and expenses that may be deducted by the variable annuity contract or variable life insurance policy through which you invest.  If they were included, the returns would be less than those shown.

Blue Chip Fund

During the periods shown, the highest quarterly return was 20.03% (for the quarter ended December 31, 1998), and the lowest quarterly return was -18.43% (for the quarter ended September 30, 2001)

The following table shows the average annual total returns for the Fund’s shares, assuming reinvestment of dividends and other distributions, if any.  The Fund sells its shares solely to variable annuity and/or variable life insurance subaccounts at net asset value.  The average annual total returns shown for the

Fund’s shares do not reflect the fees and charges that an individual would pay in connection with an investment in a variable annuity contract or variable life insurance policy.  If they were included, the returns would be less than those shown.

AVERAGE ANNUAL TOTAL RETURNS

(For the periods ended December 31, 2007)

	1 Year	5 Years	10 Years
Blue Chip Fund	4.21%	11.02%	3.54%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)*	5.49%	12.82%	5.91%

* The S&P 500 Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure the performance of the broad domestic economy through changes in the aggregate market value of such stocks, which represent all major industries.

CASH MANAGEMENT FUND

What are the Cash Management Fund’s objective, principal investment strategies and principal risks?

Objective:

The Fund seeks to earn a high rate of current income consistent with the preservation of capital and maintenance of liquidity.

Principal Investment Strategies:

The Fund invests primarily in high-quality money market instruments that are determined by the Fund’s Adviser to present minimal credit risk.  The Fund’s investments may include prime commercial paper; short-term corporate bonds and notes, including floating and variable rate notes; short-term U.S. Government agency obligations (some of which are not backed by the full faith and credit of the U.S. Government); bankers’ acceptances, which are credit instruments guaranteed by a bank; and negotiable certificates of deposit, which are issued by banks in large denominations.

The Fund’s portfolio is managed to meet regulatory requirements that permit the Fund to maintain a stable net asset value (“NAV”) of $1.00 per share.  These include requirements relating to the credit quality, maturity, and diversification of the Fund’s investments.  For example, to be an eligible investment for the Fund, a security must have a remaining maturity of 397 calendar days or less.  The security must be rated in one of the two highest credit ratings categories for short-term securities by at least two nationally recognized statistical rating organizations (or by one, if only one rating service has rated the security), or if unrated, be determined by the Fund’s Adviser to be of quality equivalent to those in the two highest credit ratings categories.  The Fund must also maintain a dollar-weighted average portfolio maturity of 90 days or less.

In buying and selling securities, the Fund will consider ratings assigned by ratings services as well as its own credit analysis.  The Fund considers, among other things, the issuer’s earnings and cash flow generating capabilities, the security’s yield and relative value, and the outlook for interest rates and the economy.  In the case of instruments with demand features or credit enhancements, the Fund may also consider the financial strength of the party providing the demand feature or credit enhancement, including any ratings assigned to such party.

Information on the Fund’s recent strategies and holdings can be found in the most recent annual report and information concerning the Fund’s policies and procedures with respect to disclosure of the Fund’s portfolio holdings is available in the Fund’s Statement of Additional Information (see back cover).

Principal Risks:

While money market funds are designed to be relatively low-risk investments, they are not entirely free of risk.  Any investment carries with it some level of risk.  Although the Fund tries to maintain a $1.00 share price, it may not be able to do so.  It is therefore possible to lose money by investing in the Fund.  Here are the principal risks of investing in the Cash Management Fund:

Credit Risk:

The value of a money market instrument will decline if there is a default by or a deterioration in the credit quality of the issuer or a provider of a credit support or a maturity-shortening structure for the instrument.  This could cause the Fund’s NAV to decline below $1.00 per share.

The U.S. Government agency obligations held by the Fund are also subject to the risk of default.  Although government-sponsored agencies are created by Congress, the obligations of many U.S. Government agencies, including some held by the Fund, are not backed by the full faith and credit of the U.S. Government.

Interest Rate Risk:

The Fund’s NAV could decline below $1.00 per share because of a change in interest rates.  Like the values of other debt instruments, the market values of money market instruments are affected by changes in interest rates.  When interest rates rise, the market values of money market instruments decline; and when interest rates decline, the market values of money market instruments increase.  The price volatility of money market instruments also depends on their maturities and durations.  Generally, the shorter the maturity and duration of a money market instrument, the lesser its sensitivity to interest rates.

Yield Risk:

The yields received by the Fund on its investments will decline as interest rates decline.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

How has the Cash Management Fund performed?

The following information shows how the Fund’s performance has varied from year to year.  This gives you some indication of the risks of investing in the Fund.  The Fund’s past performance does not necessarily indicate how the Fund will perform in the future.

The bar chart presented below shows the annual total returns of the Fund’s shares over the past ten calendar years ended December 31.  The bar chart does not reflect fees and expenses that may be deducted by the variable annuity contract or variable life insurance policy through which you invest.  If they were included, the returns would be less than those shown.

Cash Management Fund

During the periods shown, the highest quarterly return was 1.52% (for the quarter ended September 30, 2000), and the lowest quarterly return was 0.10% (for the quarter ended September 30, 2003).

The following table shows the average annual total returns for the Fund’s shares assuming reinvestment of dividends and other distributions, if any.  The Fund sells its shares solely to variable annuity and/or variable life insurance subaccounts at net asset value.  The average annual total returns shown for the

Fund’s shares do not reflect the fees and charges that an individual would pay in connection with an investment in a variable annuity contract or variable life insurance policy.  If they were included, the returns would be less than those shown.

AVERAGE ANNUAL TOTAL RETURNS

(For the periods ended December 31, 2007)

	1 Year	5 Years	10 Years
Cash Management Fund	4.62%	2.52%	3.31%

DISCOVERY FUND

What are the Discovery Fund’s objective, principal investment strategies and principal risks?

Objective:

The Fund seeks long-term growth of capital.

Principal Investment Strategies:

The Fund primarily invests in common stocks of smaller companies that have a new product or service, are in a position to benefit from some change in the economy, industry transformation, new law, new regulation or new technology, or are experiencing some other “special situation” that makes them undervalued relative to their long-term potential.  Although the Fund normally invests in stocks of smaller companies, the Fund may also invest in stocks of mid-size or large companies.  While the Fund invests primarily in securities that are traded in the U.S., it may also invest in securities that are traded in foreign markets.

In selecting stocks, the Fund relies on fundamental and quantitative analysis.  It screens potential investments to identify those that meet the Fund’s definition of small-cap stocks and have attractive growth prospects due to some special situation.  It analyzes these stocks, looking for companies that have one or more of the following characteristics: improving business fundamentals, strong market shares for their products or services and strong management.  The Fund may emphasize certain industry sectors based on economic and market conditions.

The Fund may sell a stock if it becomes fully valued, it appreciates in value to the point that it is no longer a small company stock, its fundamentals have deteriorated or alternative investments become more attractive.  The Fund may take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions.  If it does so, it may not achieve its investment objective.  The Fund may also choose not to take defensive positions.  The Fund may, at times, engage in short-term trading, which could produce higher transaction costs and may result in a lower total return for the Fund.

Information on the Fund’s recent strategies and holdings can be found in the most recent annual report and information concerning the Fund’s policies and procedures with respect to disclosure of the Fund’s portfolio holdings is available in the Fund’s Statement of Additional Information (see back cover).

Principal Risks:

Any investment carries with it some level of risk.  Here are the principal risks of investing in the Discovery Fund:

Market Risk:

Because the Fund primarily invests in common stocks, an investment in the Fund is subject to market risk.  Stock prices may decline over short or even extended periods not only because of company-specific developments but also due to an economic downturn, a change in interest rates or a change in investor sentiment.  Stock markets tend to run in cycles with periods when prices generally go up, known as “bull” markets, and periods when stock prices generally go down, referred to as “bear” markets.

Small Company Risk:

The market risk associated with small company stocks is greater than that associated with larger company stocks.  Small company stocks tend to experience sharper price fluctuations than larger company stocks, particularly during bear markets.  Small companies are often in the early stages of their development and dependent on a small number of products or services.  These companies are also likely to have limited financial resources, a small, inexperienced management group and an uncertain outlook.

Stocks of small companies often are not as broadly traded as those of larger companies and are often subject to wider price fluctuations.  As a result, at times it may be difficult for the Fund to sell these securities at a reasonable price.

Undervalued Securities Risk:

The Fund seeks to invest in stocks that are undervalued and that will rise in value due to anticipated events or changes in investor perceptions.  If these events do not occur, are delayed or investor perceptions about the securities do not improve, the market price of these securities may not rise as expected or may fall.  Moreover, value stocks may fall out of favor with investors and decline in price as a class.

Foreign Securities Risk:

Investments in foreign securities involve additional risks, including risks arising from currency fluctuations, government regulation, unfavorable political or legal developments, differences in financial reporting standards and less stringent regulation of foreign securities markets.

Accordingly, the value of your investment in the Fund will go up and down, which means that you could lose money.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

How has the Discovery Fund performed?

The following information shows how the Fund’s performance has varied from year to year and in comparison with a broad-based index.  This gives you some indication of the risks of investing in the Fund.  The Fund’s past performance does not necessarily indicate how the Fund will perform in the future.

The bar chart presented below shows the annual total returns of the Fund’s shares over the past ten calendar years ended December 31.  The bar chart does not reflect fees and expenses that may be deducted by the variable annuity contract or variable life insurance policy through which you invest.  If they were included, the returns would be less than those shown.

Discovery Fund

During the periods shown, the highest quarterly return was 26.55% (for the quarter ended December 31, 1998), and the lowest quarterly return was -27.16% (for the quarter ended March 31, 2001).

The following table shows the average annual total returns for the Fund’s shares, assuming reinvestment of dividends and other distributions, if any.  The Fund sells its shares solely to variable annuity and/or variable life insurance subaccounts at net asset value.  The average annual total returns shown for the Fund’s shares do not reflect the fees and charges that an individual would pay in connection with an investment in a variable annuity contract or variable life insurance policy.  If they were included, the returns would be less than those shown.

AVERAGE ANNUAL TOTAL RETURNS

(For the periods ended December 31, 2007)

	1 Year	5 Years	10 Years
Discovery Fund	6.62%	16.62%	5.02%
Russell 2000 Index (reflects no deduction for fees, expenses or taxes)*	(1.57%)	16.25%	7.08%

* The Russell 2000 Index consists of the smallest 2,000 companies in the Russell 3000 Index (which represents approximately 98% of the investable U.S. equity market).

GOVERNMENT FUND

What are the Government Fund’s objective, principal investment strategies and principal risks?

Objective:

The Fund seeks to achieve a significant level of current income which is consistent with security and liquidity of principal.

Principal Investment Strategies:

Under normal circumstances, the Fund invests at least 80% of its net assets in obligations issued or guaranteed as to payment of principal and interest by the U.S. Government, its agencies or instrumentalities.  The Fund will notify shareholders at least 60 days before making any change to this 80% policy.  The majority of the Fund’s investments generally consist of mortgage-backed securities that are guaranteed by the Government National Mortgage Association (“GNMA”), commonly known as Ginnie Maes.  They represent interests in pools of mortgages.  The principal and interest from the underlying mortgages are passed through to investors in the pools.  Ginnie Maes are guaranteed by the full faith and credit of the U.S. Government.

The Fund also invests in mortgage-backed securities issued by U.S. Government-sponsored enterprises such as Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“Freddie Mac”).  Although such U.S. Government-sponsored enterprises are chartered and sponsored by Acts of Congress, their securities are not backed by the full faith and credit of the U.S. Government.  Thus, their mortgage-backed securities are supported only by the credit of the issuing agency, instrumentality or corporation and the underlying mortgages backing the securities.

The Fund’s investment strategy revolves around managing interest rate risk, prepayment risk and extension risk.  Interest rate risk is managed by adjusting the duration of the securities owned by the Fund.  Duration is a measurement of a bond’s sensitivity to changes in interest rates.  Prepayment risk and extension risk are managed by adjusting the composition of the Fund’s holdings of mortgage-backed securities.  For example, if interest rates appear likely to decline, the Fund may attempt to reduce prepayment risk by buying mortgage-backed securities with lower coupons.  Conversely, if interest rates appear likely to increase, the Fund may reduce extension risk by purchasing mortgage-backed securities with higher coupons.

The Fund uses a “top-down” approach in making investment decisions based on interest rates and economic and market conditions.  In selecting mortgage-backed investments, the Fund considers, among other factors, coupon and yield, relative value and weighted average maturity of the pool.  The Fund will usually sell an investment when there are changes in the interest rate environment that are adverse to the investment.

Information on the Fund’s recent strategies and holdings can be found in the most recent annual report and information concerning the Fund’s policies and procedures with respect to disclosure of the Fund’s portfolio holdings is available in the Fund’s Statement of Additional Information (see back cover).

Principal Risks:

Any investment carries with it some level of risk.  Here are the principal risks of investing in the Government Fund:

Interest Rate Risk:

Because the Fund invests primarily in fixed income securities, it is subject to interest rate risk.  In general, the market prices of these securities rise when interest rates decline and fall when interest rates rise.  Securities with longer maturities and lower coupons tend to be more sensitive to interest rate changes than those with shorter maturities and higher coupons.

Prepayment Risk:

Because the Fund invests primarily in mortgage-backed securities, it is subject to prepayment risk.  When interest rates decline, homeowners tend to refinance their mortgages.  When this occurs, mortgages in the mortgage pools suffer a higher rate of prepayment.  This could cause a decrease in the Fund’s income and share price.

Extension Risk:

Extension risk is the flip side of prepayment risk.  Rising interest rates can cause the Fund’s average maturity to lengthen due to a drop in mortgage prepayments.  This will increase both the Fund’s sensitivity to rising interest rates and its potential for price declines.

Credit Risk:

This is the risk that an issuer of bonds will be unable to pay interest or principal when due.  The prices of bonds are affected by the credit quality of the issuer.  Credit risk also applies to securities issued by U.S. Government-sponsored enterprises (such as Fannie Mae and Freddie Mac mortgage-backed securities) that are not supported by the full faith and credit of the U.S. Government.  In the event that the issuers were to default on their obligations, the Fund would be forced to rely on the underlying mortgages backing the securities.

Accordingly, the value of your investment in the Fund as well as the dividends you receive will go up and down, which means that you could lose money.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

How has the Government Fund performed?

The following information shows how the Fund’s performance has varied from year to year and in comparison with a broad-based index.  This gives you some indication of the risks of investing in the Fund. The Fund’s past performance does not necessarily indicate how the Fund will perform in the future.

The bar chart presented below shows the annual total returns of the Fund’s shares over the past ten calendar years ended December 31.  The bar chart does not reflect fees and expenses that may be deducted by the variable annuity contract or variable life insurance policy through which you invest.  If they were included, the returns would be less than those shown.

Government Fund

During the periods shown, the highest quarterly return was 4.20% (for the quarter ended September 30, 2001), and the lowest quarterly return was -0.59% (for the quarter ended June 30, 2004).

The following table shows the average annual total returns for the Fund’s shares assuming reinvestment of dividends and other distributions, if any.  The Fund sells its shares solely to variable annuity and/or variable life insurance subaccounts at net asset value.  The average annual total returns shown for the

Fund’s shares do not reflect the fees and charges that an individual would pay in connection with an investment in a variable annuity contract or variable life insurance policy.  If they were included, the returns would be less than those shown.

AVERAGE ANNUAL TOTAL RETURNS

(For the periods ended December 31, 2007)

	1 Year	5 Years	10 Years
Government Fund	6.55%	3.93%	5.52%
Merrill Lynch GNMA Master Index (reflects no deduction for fees, expenses or taxes)*	6.91%	4.45%	5.97%

* The Merrill Lynch GNMA Master Index is a market capitalization-weighted index, including generic-coupon GNMA mortgages, with at least $150 million principal amounts outstanding.

GROWTH & INCOME FUND

What are the Growth & Income Fund’s objectives, principal investment strategies and principal risks?

Objectives:

The Fund seeks long-term growth of capital and current income.

Principal Investment Strategies:

The Fund primarily invests in common stocks that offer the potential for capital growth, current income or both.  The Fund seeks to invest in common stocks of companies that have a history of paying dividends.  When the Fund cannot identify dividend-paying stocks that it believes offer sufficient growth potential, it may pursue its objectives of growth and current income by investing in a combination of non-dividend-paying common stocks that offer growth potential (“growth stocks”) and preferred stocks, convertible securities, bonds and other fixed income securities.

The Fund will normally diversify its stock holdings among stocks of large-, mid-, and small-cap companies.  While the Fund invests primarily in securities that are traded in the U.S., it may also invest in securities that are traded in foreign markets.

The Fund generally uses a “bottom-up” approach to selecting investments.  This means that the Fund generally identifies potential investments through fundamental research and analysis and thereafter focuses on other issues, such as economic trends, interest rates, industry diversification and market capitalization.  In deciding whether to buy or sell securities, the Fund considers, among other things, the issuer’s financial strength, management, earnings growth or potential earnings growth and history (if any) of paying dividends.

The Fund may sell a security if it becomes fully valued, its fundamentals have deteriorated or alternative investments become more attractive.  The Fund may take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions.  If it does so, it may not achieve its investment objectives.  The Fund may also choose not to take defensive positions.

Information on the Fund’s recent strategies and holdings can be found in the most recent annual report and information concerning the Fund’s policies and procedures with respect to disclosure of the Fund’s portfolio holdings is available in the Fund’s Statement of Additional Information (see back cover).

Principal Risks:

Any investment carries with it some level of risk.  Here are the principal risks of investing in the Growth & Income Fund:

Market Risk:

Because the Fund primarily invests in common stocks, it is subject to market risk.  Stock prices may decline over short or even extended periods not only because of company-specific developments but also due to an economic downturn, a change in interest rates or a change in investor sentiment.  Stock markets tend to run in cycles with periods when prices generally go up, known as “bull” markets, and periods when stock prices generally go down, referred to as “bear” markets.

While dividend-paying stocks are generally considered less volatile than other stocks, there can be no guarantee that the Fund’s overall portfolio will be less volatile than the general stock market.  Depending upon market conditions, the income from dividend-paying stocks and other investments may not be sufficient to provide a cushion against general market downturns.  Moreover, if the Fund cannot identify dividend-paying stocks that it believes have sufficient growth potential, it may have a substantial portion of its portfolio in growth stocks.  Growth stocks are typically more volatile than the general market.  Growth stocks are generally stocks of companies that are expected to increase their earnings faster than the overall market.  If expectations are not met, the prices of these stocks may decline significantly even if their earnings increase.

Small-Cap and Mid-Cap Risk:

The market risk associated with small-cap and mid-cap stocks is generally greater than that associated with large-cap stocks because such stocks tend to experience sharper price fluctuations than large-cap stocks.  The additional volatility associated with small-to- mid-cap stocks is attributable to a number of factors, including the fact that the earnings of small-to-mid-size companies tend to be less predictable than those of larger, more established companies.  Small-to-mid-cap stocks are also not as broadly traded as stocks of companies with larger market capitalizations.  At times, it may be difficult for the Fund to sell small-to-mid-cap stocks at reasonable prices.

Interest Rate and Credit Risk:

The values of preferred stock, convertible securities, bonds and other fixed income securities are affected by changes in interest rates, the economy and the financial conditions of companies that issue them.  When interest rates rise, the prices of these securities may fall and when interest rates decline, the prices of these securities increase. This is known as interest rate risk.

Credit risk is the risk that an issuer of bonds or other fixed income securities will be unable to pay interest or principal when due.  In general, the price of a fixed income security will decline when the credit quality of its issuer declines.  Changes in the financial condition of an issuer, general economic conditions, and specific conditions that affect a particular type of issuer can impact the credit quality of an issuer.

Foreign Securities Risk:

Investments in foreign securities involve additional risks, including risks arising from currency fluctuations, government regulation, unfavorable political or legal developments, differences in financial reporting standards and less stringent regulation of foreign securities markets.

Other Risks:

The income received by the Fund will also fluctuate with market conditions.  Depending upon market conditions, the Fund may not have sufficient income to pay its shareholders regular dividends.

Accordingly, the value of your investment in the Fund will go up and down, which means that you could lose money.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

How has the Growth & Income Fund performed?

The following information shows how the Fund’s performance has varied from year to year and in comparison with a broad-based index.  This gives you some indication of the risks of investing in the Fund.  The Fund’s past performance does not necessarily indicate how the Fund will perform in the future.

The bar chart presented below shows the annual total returns of the Fund’s shares over the past ten calendar years ended December 31.  The bar chart does not reflect fees and expenses that may be deducted by the variable annuity contract or variable life insurance policy through which you invest.  If they were included, the returns would be less than those shown.

Prior to October 18, 2006, the Fund was known as the Growth Fund, primarily focused on stocks of large-cap seasoned companies that offered growth potential and was managed by a subadviser.  The Fund now focuses on stocks of companies of any size that have a history of paying dividends and that also provide growth potential.  The Fund’s performance likely would have been different had it been following its current investment policies and investment strategies.

Growth & Income Fund

During the periods shown, the highest quarterly return was 23.98% (for the quarter ended December 31, 1998), and the lowest quarterly return was -17.18% (for the quarter ended September 30, 2002).

The following table shows the average annual total returns for the Fund’s shares assuming reinvestment of dividends and other distributions, if any.  The Fund sells its shares solely to variable annuity and/or variable life insurance subaccounts at net asset value.  The average annual total returns shown for the

Fund’s shares do not reflect the fees and charges that an individual would pay in connection with an investment in a variable annuity contract or variable life insurance policy.  If they were included, the returns would be less than those shown.

AVERAGE ANNUAL TOTAL RETURNS

(For the periods ended December 31, 2007)

	1 Year	5 Years	10 Years
Growth & Income Fund	1.98%	12.34%	6.86%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)*	5.49%	12.82%	5.91%

* The S&P 500 Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure the performance of the broad domestic economy through changes in the aggregate market value of such stocks, which represent all major industries.

HIGH YIELD FUND

What are the High Yield Fund’s objective, principal investment strategies and principal risks?

Objective:

The Fund seeks high current income.

Principal Investment Strategies:

The Fund primarily invests in high yield, below investment grade corporate bonds (commonly known as “high yield” or “junk bonds”).  High yield bonds include both bonds that are rated below Baa by Moody’s Investors Service, Inc. or below BBB by Standard & Poor’s Ratings Services as well as unrated bonds that are determined by the Fund’s Adviser to be of equivalent quality.  High yield bonds generally provide higher income than investment grade bonds to compensate investors for their higher risk of default (i.e., failure to make required interest or principal payments).  High yield bond issuers include small or relatively new companies lacking the history or capital to merit investment grade status, former blue chip companies downgraded because of financial problems, companies using debt rather than equity to fund capital investment or spending programs and firms with heavy de bt loads.  The Fund’s portfolio may include zero coupon bonds and pay-in-kind bonds.  While the Fund invests primarily in securities that are traded in the U.S., it may also invest in securities that are traded in foreign markets.

The Fund may also invest in derivative high yield securities, such as credit-linked securities.  Derivative securities are instruments that derive their value from other instruments, securities, or indices.  Credit-linked securities are securities that derive their values from designated baskets of high yield securities and/or credit default swaps.

The Fund seeks to reduce the risk of a default by selecting bonds through careful credit research and analysis.  The Fund seeks to reduce the impact of a potential default by diversifying its investments among bonds of many different companies and industries.  The Fund attempts to invest in bonds that have stable to improving credit quality and potential for capital appreciation because of a credit rating upgrade or an improvement in the outlook for a particular company, industry or the economy as a whole.

Although the Fund will consider ratings assigned by ratings agencies in selecting high yield bonds, it relies principally on its own research and investment analysis.  The Fund considers a variety of factors, including the overall economic outlook, the issuer’s competitive position, the outlook of its industry, its managerial strength, anticipated cash flow, debt maturity schedules, borrowing requirements, interest or dividend coverage, asset coverage and earnings prospects.  The Fund will usually sell a bond when it shows deteriorating fundamentals or it falls short of the portfolio manager’s expectations.

The Fund may also opportunistically invest in common stocks of companies that have been selected for their total return potential.

Information on the Fund’s recent strategies and holdings can be found in the most recent annual report and information concerning the Fund’s policies and procedures with respect to disclosure of the Fund’s portfolio holdings is available in the Fund’s Statement of Additional Information (see back cover).

Principal Risks:

Any investment carries with it some level of risk.  Here are the principal risks of investing in the High Yield Fund:

Credit Risk:

This is the risk that an issuer of bonds and other debt securities will be unable to pay interest or principal when due.  The prices of bonds and other debt securities are affected by the credit quality of the issuer.  High yield bonds and other types of high yield debt securities have greater credit risk than higher quality debt securities because the companies that issue them are not as financially strong as companies with investment grade ratings.  Changes in the financial condition of an issuer, general economic conditions and specific economic conditions that affect a particular type of issuer can impact the credit quality of an issuer.  Such changes may weaken an issuer’s ability to make payments of principal or interest or cause an issuer to fail to make timely payments of interest or principal.  Lower quality debt securities generally tend to be more sensitive to these changes than higher quality debt securities.  While credit ratings may be available to assist in evaluating an issuer’s credit quality, they may not accurately predict an issuer’s ability to make timely payments of principal and interest.

Market Risk:

The entire high yield bond market can experience sharp price swings due to a variety of factors, including changes in economic forecasts, stock market volatility, large sustained sales of high yield bonds by major investors, high-profile defaults or the market’s psychology.  This degree of volatility in the high yield market is usually associated more with stocks than bonds.  The prices of high yield bonds and other high yield debt securities held by the Fund could decline not only due to a deterioration in the financial condition of the issuers of such bonds, but also due to overall movements in the high yield market.  Markets tend to run in cycles with periods when prices generally go up, known as “bull” markets, and periods when prices generally go down, referred to as “bear” markets.  These same market risks apply to stocks that may be owned by the Fund.

Interest Rate Risk:

The market values of high yield bonds and other debt securities are affected by changes in interest rates.  When interest rates rise, the market value of a debt security generally declines, and when interest rates decline, the market value of a debt security generally increases.  Generally, the longer the maturity and duration of a debt security, the greater its sensitivity to interest rates.

Liquidity Risk:

High yield debt securities tend to be less liquid than higher quality debt securities, meaning that it may be difficult to sell high yield debt securities at a reasonable price, particularly if there is a deterioration in the economy or in the financial prospects of their issuers.  As a result, the prices of high yield debt securities may be subject to wide price fluctuations due to liquidity concerns.

Foreign Securities Risk:

Investments in foreign securities involve additional risks, including risks arising from currency fluctuations, government regulation, unfavorable political or legal developments, differences in financial reporting standards and less stringent regulation of foreign securities markets.

Derivative Securities Risk:

Investments in derivative securities can increase the volatility of the Fund’s share price and expose the Fund to significant additional costs and potential investment losses.  Credit-linked securities may produce investment losses if the underlying securities or credit default swaps perform poorly, if they do not perform in line with their target index, or if counter-parties are unable to satisfy their obligations.  At times, it may be difficult to sell derivative securities.

Accordingly, the value of your investment in the Fund will go up and down, which means that you could lose money.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

How has the High Yield Fund performed  ?

The following information shows how the Fund’s performance has varied from year to year and in comparison with a broad-based index.  This gives you some indication of the risks of investing in the Fund.  The Fund’s past performance does not necessarily indicate how the Fund will perform in the future.

The bar chart presented below shows the annual total returns of the Fund’s shares over the past ten calendar years ended December 31.  The bar chart does not reflect fees and expenses that may be deducted by the variable annuity contract or variable life insurance policy through which you invest.  If they were included, the returns would be less than those shown.

High Yield Fund

During the periods shown, the highest quarterly return was 7.38% (for the quarter ended June 30, 2003), and the lowest quarterly return was -5.78% (for the quarter ended September 30, 2001).

The following table shows the average annual total returns for the Fund’s shares assuming reinvestment of dividends and other distributions, if any.  The Fund sells its shares solely to variable annuity and/or variable life insurance subaccounts at net asset value.  The average annual total returns shown for the Fund’s shares do not reflect the fees and charges that an individual would pay in connection with an investment in a variable annuity contract or variable life insurance policy.  If they were included, the returns would be less than those shown.

AVERAGE ANNUAL TOTAL RETURNS

(For the periods ended December 31, 2007)

	1 Year	5 Years	10 Years
High Yield Fund	1.06%	9.08%	4.45%
Credit Suisse High Yield Index II (reflects no deduction for fees, expenses or taxes)*	2.65%	10.97%	6.11%

* The Credit Suisse High Yield Index II is designed to measure the performance of the high yield bond market.

INTERNATIONAL FUND

What are the International Fund’s objective, principal investment strategies and principal risks?

Objective:

The Fund primarily seeks long-term capital growth.

Principal Investment Strategies:

The Fund invests in a portfolio of common stocks and other equity securities of companies that are located outside of the United States.  Normally, the Fund holds securities of approximately 40-60 different issuers or companies in various business sectors in a number of different foreign countries.  To a limited degree, the Fund may also invest in companies based in the United States.

The Fund typically invests in the securities of medium to large size companies, but will also invest in smaller companies.  The Fund may invest significantly in emerging or developing markets such as Taiwan, Malaysia, Indonesia and Brazil.  The Fund may also invest in shares of closed-end investment companies that invest in securities that are consistent with the Fund’s investment objective and investment policies.

The Fund may invest in derivatives, such as participatory notes and futures on foreign securities or indices, for hedging purposes or to establish exposure to a foreign market.  The Fund may also invest in foreign forward currency exchange contracts or foreign currency exchange transactions in order to hedge against changes in the value of foreign currencies and to effect securities transactions.

The subadviser selects investments for the Fund generally by screening a universe of stocks that meet its “quality growth” criteria, which include high return on equity and low to moderate leverage, among others.  The subadviser then further narrows that universe by using a bottom-up stock and business analysis approach.  The subadviser makes its assessments by examining companies one at a time, regardless of size, country of organization, place of principal business activity or other similar selection criteria.

The subadviser seeks to invest in companies whose businesses are highly profitable, have consistent operating histories and financial performance and enjoy possible long-term economic prospects.  The subadviser’s investment process also considers a company’s intrinsic value relative to its earnings power and market price.  The subadviser believes that investing in these securities at a price that is below their intrinsic worth may generate greater returns for the Fund than those obtained by paying premium prices for companies currently in market favor.

In determining which portfolio securities to sell, the subadviser focuses on the operating results of the companies, and not price quotations, to measure the potential success of an investment.  In making sell decisions, the subadviser considers, among other things, whether a security’s price target has been met, whether there has been an overvaluation of the issuer by the market, whether there has been a clear deterioration of future earnings power and whether, in the subadviser’s opinion, there has been a loss of long-term competitive advantage.

The Fund may take temporary defensive positions that are inconsistent with its principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions.  If it does so, it may not achieve its investment objective.  The Fund may also choose not to take defensive positions.

Information on the Fund’s recent strategies and holdings can be found in the most recent annual report and information concerning the Fund’s policies and procedures with respect to disclosure of the Fund’s portfolio holdings is available in the Fund’s Statement of Additional Information (see back cover).

Principal Risks:

Any investment carries with it some level of risk.  Here are the principal risks of investing in the International Fund:

Market Risk:

Because the Fund primarily invests in common stocks, it is subject to market risk.  Stock prices may decline over short or even extended periods not only because of company-specific developments but also due to an economic downturn, a change in interest rates, or a change in investor sentiment.  Stock markets tend to run in cycles with periods when prices generally go up, known as “bull” markets, and periods when stock prices generally go down, referred to as “bear” markets.

Foreign Securities Risk:

There are special risk factors associated with investing in foreign securities.  Some of these factors are also present when investing in the United States but are heightened when investing in non-U.S. markets, especially in smaller, less-developed or emerging markets.  For example, fluctuations in the exchange rates between the U.S. dollar and foreign currencies may have a negative impact on investments denominated in foreign currencies by eroding or reversing gains or widening losses from those investments.  The risks of investing in foreign securities also include potential political and economic instability, differing accounting and financial reporting standards or inability to obtain reliable financial information regarding a company’s balance sheet and operations and less stringent regulation and supervision of foreign securities markets, custodians and securities depositories.  Funds that invest in foreign securities are also subject to higher commission rates on portfolio transactions, potentially adverse changes in tax and exchange control regulations and potential restrictions on the flow of international capital. Many foreign countries impose withholding taxes on income from investments in such countries, which the Fund may not recover.

Emerging Markets Risk:

The risks of foreign investing are heightened when investing in emerging or developing markets.  Additionally, the economies and political environments of emerging or developing countries tend to be more unstable than those of developed countries, resulting in more volatile rates of returns than the developed markets and substantially greater risk to investors.

Liquidity Risk:

The Fund is also susceptible to the risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like.  As a result, the Fund may have to lower the price on certain securities that it is trying to sell, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.  This risk is particularly acute in the case of foreign securities that are traded in smaller, less-developed or emerging markets.

Small-Size and Mid-Size Company Risk:

The market risk associated with the securities of small- and mid-size companies is generally greater than that associated with securities of larger companies because such securities tend to experience sharper price fluctuations than those of larger companies.  The additional volatility associated with small-to-mid-size companies is attributable to a number of factors, including the fact that the earnings of small-to-mid-size companies tend to be less predictable than those of larger, more established companies.  Stocks of small-to-mid-size companies are also not as broadly traded as stocks of larger companies.  At times, it may be difficult for the Fund to sell securities of small-to-mid-size companies at reasonable prices.

Limited Holdings Risk:

The Fund’s assets may be invested in a limited number of issuers.  This means that the Fund’s performance may be substantially impacted by the change in value of even a single holding.  The price of a share of the Fund can therefore be expected to fluctuate more than a fund that invests in substantially more companies.  Moreover, the Fund’s share price may decline even when the overall market is increasing.  Accordingly, an investment in the Fund may therefore entail greater risks.

Security Selection Risk:

Securities selected by the portfolio manager may perform differently than the overall market or may not meet the manager’s expectations.  This may be a result of specific factors such as changes in corporate profitability due to the success or failure of specific products or management strategies, or it may be due to changes in investor perceptions regarding a company.

Derivatives Securities Risk:

Investments in derivative securities can increase the volatility of the Fund’s share price and expose the Fund to significant additional costs and potential investment losses.  At times, it may be difficult to sell derivative securities due to the lack of an available trading market.

Foreign Currency Exchange Transactions and Foreign Forward Currency Contracts Risk:

These transactions involve a number of risks, including the possibility of default by the counterparty to the transaction and, to the extent the portfolio manager’s judgment as to certain market movements is incorrect, the risk of losses that are greater than if the investment technique had not been used.  For example, there may be an imperfect correlation between the Fund's portfolio holdings of securities denominated in a particular currency and the forward contracts entered into by the Fund.  An imperfect correlation of this type may prevent the Fund from achieving the intended hedge or expose the Fund to the risk of currency exchange loss.  These investment techniques also tend to limit any potential gain that might result from an increase in the value of the hedged position.

Accordingly, the value of your investment in the Fund will go up and down, which means that you could lose money.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

How has the International Fund performed?

The following information shows how the Fund’s performance has varied from year to year and in comparison with a broad-based index.  This gives you some indication of the risks of investing in the Fund.  The Fund’s past performance does not necessarily indicate how the Fund will perform in the future.

The bar chart presented below shows the annual total returns of the Fund’s shares over the past ten calendar years ended December 31.  The bar chart does not reflect fees and expenses that may be deducted by the variable annuity contract or variable life insurance policy through which you invest.  If they were included, the returns would be less than those shown.

Prior to June 27, 2006, the Fund pursued a different investment objective and investment strategies.  The Fund’s performance likely would have been different had it been following its current investment policies and investment strategies.

International Fund

During the periods shown, the highest quarterly return was 19.51% (for the quarter ended December 31, 1999), and the lowest quarterly return was -19.85% (for the quarter ended September 30, 2002).

The following table shows the average annual total returns for the Fund’s shares assuming reinvestment of dividends and other distributions, if any.  The Fund sells its shares solely to variable annuity and/or variable life insurance subaccounts at net asset value.  The average annual total returns shown for the Fund’s shares do not reflect the fees and charges that an individual would pay in connection with an investment in a variable annuity contract or variable life insurance policy.  If they were included, the returns would be less than those shown.

AVERAGE ANNUAL TOTAL RETURNS

(For the periods ended December 31, 2007)

	1 Year	5 Years	10 Years
International Fund	20.99%	20.72%	9.36%
Morgan Stanley Capital International EAFE Index (Net) (reflects no deduction for fees, expenses or taxes)*	11.17%	21.59%	8.66%

* Morgan Stanley Capital International EAFE Index (Net) is a free float-adjusted market capitalization index that measures developed foreign market equity performance, excluding the U.S. and Canada. The index is calculated on a total-return basis with net dividends reinvested after deduction of foreign withholding taxes. The index is unmanaged and not available for direct investment.

INVESTMENT GRADE FUND

What are the Investment Grade Fund’s objective, principal investment strategies and principal risks?

Objective:

The Fund seeks to generate a maximum level of income consistent with investment in investment grade debt securities.

Principal Investment Strategies:

The Fund primarily invests in investment grade securities.  Under normal circumstances, the Fund will invest at least 80% of its net assets in investment grade debt securities.  The Fund will provide shareholders with at least 60 days notice before changing this 80% policy.  The Fund defines investment grade debt securities as those that are rated within the four highest ratings categories by Moody’s Investors Service, Inc. (“Moody’s”) or Standard & Poor’s Ratings Services (“S&P”) or that are unrated but determined by the Fund’s Adviser to be of quality equivalent to those within the four highest ratings of Moody’s or S&P.

The Fund may invest in a variety of different types of investment grade securities including corporate bonds, securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and mortgage-backed and asset-backed securities.  The Fund’s investments will generally be in securities of U.S. companies but may include securities of foreign companies.

While the Fund primarily invests in investment grade debt securities, it may also invest in high yield debt securities (i.e. securities rated below investment grade) and in preferred stocks.

The Fund may also invest in derivative high yield securities, such as credit-linked securities.  Derivative securities are instruments that derive their value from other instruments, securities, or indices.  Credit-linked securities are securities that derive their values from designated baskets of high yield securities and/or credit default swaps.

The Fund attempts to stay broadly diversified, but it may emphasize certain industries based on the outlook for interest rates, economic forecasts and market conditions.  In selecting investments, the Fund considers, among other things, the issuer’s earnings and cash flow generating capabilities, asset quality, debt levels, industry characteristics and management strength.  The Fund also considers ratings assigned by ratings services in addition to its own research and investment analysis.

The Fund may adjust the average weighted maturity of the securities in its portfolio based on its interest rate outlook.  If it believes that interest rates are likely to fall, it may attempt to buy securities with longer maturities.  By contrast, if it believes interest rates are likely to rise, it may attempt to buy securities with shorter maturities or sell securities with longer maturities.

The Fund will not necessarily sell an investment if its rating is reduced.  The Fund usually will sell a security when it shows deteriorating fundamentals, it falls short of the portfolio manager’s expectations, or a more attractive investment is available.

Information on the Fund’s recent strategies and holdings can be found in the most recent annual report and information concerning the Fund’s policies and procedures with respect to disclosure of the Fund’s portfolio holdings is available in the Fund’s Statement of Additional Information (see back cover).

Principal Risks:

Any investment carries with it some level of risk.  Here are the principal risks of investing in the Investment Grade Fund:

Interest Rate Risk:

The market values of bonds and other debt securities are affected by changes in interest rates.  When interest rates rise, the market value of a debt security declines, and when interest rates decline, the market value of a  debt security increases.  Generally, the longer the maturity and duration of a debt security, the greater its sensitivity to interest rates.

Credit Risk:

This is the risk that an issuer of bonds and other debt securities will be unable to pay interest or principal when due.  The prices of bonds and other debt securities are affected by the credit quality of the issuer.  High yield debt securities have greater credit risk than higher quality debt securities because the companies that issue them are not as financially strong as companies with investment grade ratings.  Changes in the financial condition of an issuer, general economic conditions and specific economic conditions that affect a particular type of issuer can impact the credit quality of an issuer.  Such changes may weaken an issuer’s ability to make payments of principal or interest, or cause an issuer to fail to make timely payments of interest or principal.  Lower quality debt securities generally tend to be more sensitive to these changes than higher quality debt securities, but the lowest rating category of i nvestment grade securities may have speculative characteristics as well.  While credit ratings may be available to assist in evaluating an issuer’s credit quality, they may not accurately predict an issuer’s ability to make timely payment of principal and interest.

Credit risk also applies to securities issued by U.S. Government-sponsored enterprises that are not backed by the full faith and credit of the U.S. Government.  These securities are supported solely by the credit of the issuing agency, instrumentality or corporation.

Liquidity Risk:

High yield debt securities tend to be less liquid than higher quality debt securities, meaning that it may be difficult to sell high yield debt securities at reasonable prices, particularly if there is a deterioration in the economy or in the financial prospects of their issuers.  As a result, the prices of high yield debt securities may be subject to wide price fluctuations due to liquidity concerns.

Prepayment Risk:

Investments in mortgage-backed securities may subject the Fund to prepayment risk.  When interest rates decline, homeowners tend to refinance their mortgages. When this occurs, mortgages in the mortgage pools suffer a higher rate of prepayment.  This could cause a decrease in the Fund’s income and share price.

Extension Risk:

Extension risk is the flip side of prepayment risk.  Rising interest rates can cause the Fund’s average maturity to lengthen due to a drop in mortgage prepayments.  This will increase both the Fund’s sensitivity to rising interest rates and its potential for price declines.

Preferred Stock Risk:

Like bonds and other debt securities, preferred stocks are subject to interest rate risk and credit risk. Preferred stocks are generally subject to greater fluctuations in value than bonds with similar credit profiles.  Payments of dividends on preferred stocks are subordinate to payments due on bonds and other debt securities of the issuer and are subject to the issuer’s ability to make payments on preferred stocks.

Foreign Investment Risk:

Foreign investments involve additional risks, including risks arising from currency fluctuations, government regulation, unfavorable political or legal developments, and differences in financial reporting standards.

Derivative Securities Risk:

Investments in derivative securities can increase the volatility of the Fund’s share price and expose the Fund to significant additional costs and potential investment losses.  Credit-linked securities may produce investment losses if the underlying securities or credit default swaps perform poorly, if they do not perform in line with their target index, or if counter-parties are unable to satisfy their obligations.  At times, it may be difficult to sell derivative securities.

Accordingly, the value of your investment in the Fund will go up and down, which means that you could lose money.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

How has the Investment Grade Fund performed?

The following information shows how the Fund’s performance has varied from year to year and in comparison with a broad-based index.  This gives you some indication of the risks of investing in the Fund.  The Fund’s past performance does not necessarily indicate how the Fund will perform in the future.

The bar chart presented below shows the annual total returns of the Fund’s shares over the past ten calendar years ended December 31.  The bar chart does not reflect fees and expenses that may be deducted by the variable annuity contract or variable life insurance policy through which you invest.  If they were included, the returns would be less than those shown.

Investment Grade Fund

During the periods shown, the highest quarterly return was 5.37% (for the quarter ended June 30, 2003),

and the lowest quarterly return was -3.20% (for the quarter ended June 30, 2004).

The following table shows the average annual total returns for the Fund’s shares assuming reinvestment of dividends and other distributions, if any.  The Fund sells its shares solely to variable annuity and/or variable life insurance subaccounts at net asset value.  The average annual total returns shown for the Fund’s shares do not reflect the fees and charges that an individual would pay in connection with an investment in a variable annuity contract or variable life insurance policy.  If they were included, the returns would be less than those shown.

AVERAGE ANNUAL TOTAL RETURNS

(For the periods ended December 31, 2007)

	1 Year	5 Years	10 Years
Investment Grade Fund	5.52%	4.67%	5.46%
Merrill Lynch U.S. Corporate Master Index (reflects no deduction for fees, expenses or taxes)*	4.64%	4.92%	6.09%

* The Merrill Lynch U.S. Corporate Master Index includes publicly-issued, fixed-rate, non-convertible investment grade dollar-denominated, SEC-registered corporate debt.  All issues have at least one year to maturity and an outstanding par value of at least $250 million.

SELECT GROWTH FUND

What are the Select Growth Fund’s objective, principal investment strategies and principal risks?

Objective:

The Fund seeks long-term growth of capital.

Principal Investment Strategies:

The Fund invests in a portfolio of approximately 40-45 common stocks that the Fund’s subadviser, Smith Asset Management Group, L.P. (“Smith”), believes offers the best potential for earnings growth with the lowest risk of negative earnings surprises.  The Fund is managed by an investment team.

When selecting investments for the Fund, Smith employs quantitative and qualitative analysis to identify high quality companies that it believes have the ability to accelerate earnings growth and exceed investor expectations.  The security selection process consists of three steps.  Beginning with a universe of stocks that includes large-, mid-and small-size companies, Smith’s investment team first conducts a series of risk control and valuation screens designed to eliminate those stocks that are highly volatile or are more likely to underperform the market.  Smith considers four primary factors when conducting the risk control and valuation screens.  Those factors are: valuation, financial quality, stock volatility and corporate governance.

Stocks that pass the initial screens are then evaluated using a proprietary methodology that attempts to identify stocks with the highest probability of producing an earnings growth rate that exceeds investor expectations.  In other words, the investment team seeks to identify stocks that are well positioned to benefit from a positive earnings surprise.  The process incorporates the following considerations: changes in Wall Street opinions, individual analysts’ historical accuracy, earnings quality analysis and corporate governance practices.

The screening steps produce a list of approximately 80-100 eligible companies that are subjected to traditional fundamental analysis to further understand each company’s business prospects, earnings potential, strength of management and competitive positioning.  The investment team uses the results of this analysis to construct a portfolio of approximately 40-45 stocks that are believed to have the best growth and risk characteristics.

Holdings in the portfolio become candidates for sale if the investment team identifies what they believe to be negative investment or performance characteristics.  Reasons to sell a stock may include: a negative earnings forecast or report, valuation concerns, company officials’ downward guidance on company performance or earnings or announcement of a buyout.  When a stock is eliminated from the portfolio, it is generally replaced with the stock that the investment team considers to be the next best stock that has been identified by Smith’s screening process.

Information on the Fund’s recent strategies and holdings can be found in the most recent annual report and information concerning the Fund’s policies and procedures with respect to disclosure of the Fund’s portfolio holdings is available in the Fund’s Statement of Additional Information (see back cover).

Principal Risks:

Any investment carries with it some level of risk.  Here are the principal risks of investing in the Select Growth Fund:

Market Risk:

Because the Fund primarily invests in common stocks, it is subject to market risk.  Stock prices may decline over short or even extended periods not only because of company-specific developments but also due to an economic downturn, a change in interest rates or a change in investor sentiment.  Stock markets tend to run in cycles, with periods when prices generally go up, known as “bull” markets, and periods when stock prices generally go down, referred to as “bear” markets.

Small-Cap and Mid-Cap Risk:

The market risk associated with stocks of small- and mid-size companies is generally greater than that associated with the stocks of large-size companies.  This is attributable to a number of factors, including the facts that the earnings of small-to-mid-size companies tend to be less predictable than those of larger, more established companies and that the stocks of small-to-mid-size companies are also not as broadly traded as stocks of large companies.

Growth Stock Risk:

The Fund’s focus on growth stocks increases the potential volatility of its share price.  Growth stocks are stocks of companies which are expected to increase their revenues or earnings at above average rates.  If expectations are not met, the prices of these stocks may decline significantly.

Limited Holdings Risk:

Because the Fund generally invests in a limited portfolio of only 40 to 45 stocks, it may be more volatile than other funds whose portfolios are more broadly diversified.  The performance of any one of the Fund’s stocks could significantly impact the Fund’s performance.

Accordingly, the value of your investment in the Fund will go up and down, which means that you could lose money.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

How has the Select Growth Fund performed?

The following information shows you how the Fund’s performance has varied from year to year and in comparison with a broad-based index.  This gives you some indication of the risks of investing in the Fund.  The Fund’s past performance does not necessarily indicate how the Fund will perform in the future.

The bar chart presented below shows the annual total returns of the Fund’s shares over the past ten calendar years (or the life of the Fund, if less) ended December 31.  The bar chart does not reflect fees and expenses that may be deducted by the variable annuity contract or variable life insurance policy through which you invest.  If they were included, the returns would be less than those shown.

Prior to July 26, 2007, the Fund was known as the Focused Equity Fund, was managed by a different subadviser and employed different strategies in seeking to invest in growth stocks.  Therefore, the performance shown below is not necessarily reflective of how the Fund will perform in the future.

Select Growth Fund

During the periods shown, the highest quarterly return was 17.37% (for the quarter ended June 30, 2003), and the lowest quarterly return was -19.52% (for the quarter ended June 30, 2002).

The following table shows the average annual total returns for the Fund’s shares assuming reinvestment of dividends and other distributions, if any.  The Fund sells its shares solely to variable annuity and/or variable life insurance subaccounts at net asset value.  The average annual total returns shown for the

Fund’s shares do not reflect the fees and charges that an individual would pay in connection with an investment in a variable annuity contract or variable life insurance policy.  If they were included, the returns would be less than those shown.

AVERAGE ANNUAL TOTAL RETURNS

(For the periods ended December 31, 2007)

	1 Year	5 Years	Life of Fund*
Select Growth Fund	11.42%	11.72%	1.03%
Russell 3000 Growth Index (reflects no deduction for fees, expenses or taxes)**	11.40%	12.42%	(0.95%)

* The Fund commenced operations on 11/08/99.  The average annual total return shown for Life of Fund and the Russell 3000 Growth Index is for the period 11/08/99 to 12/31/07.

** The Russell 3000 Growth Index is an unmanaged index that measures the performance of those Russell Index companies with higher price-to-book ratios and higher forecasted growth values.  (The Russell 3000 Index is an unmanaged index that measures the performance of the 3,000 largest U.S. companies based on total market capitalization).

TARGET MATURITY 2010 FUND

What are the Target Maturity 2010 Fund’s objective, principal investment strategies and principal risks?

Objective:

The Fund seeks a predictable compounded investment return for investors who hold their Fund shares until the Fund’s maturity, consistent with preservation of capital.

Principal Investment Strategies:

The Fund invests at least 65% of its total assets in zero coupon securities.  The vast majority of the Fund’s investments consist of non-callable zero coupon bonds issued by the U.S. Government, its agencies or instrumentalities, that mature on or around the maturity date of the Fund (December 31, 2010).  Zero coupon securities are debt obligations that do not entitle holders to any periodic payments of interest prior to maturity and therefore are issued and traded at discounts from their face values.

The Fund seeks zero coupon bonds that will mature on or about the Fund’s maturity date.  As the Fund’s zero coupon bonds mature, the proceeds will be invested in short term U.S. government securities.  The Fund generally follows a buy and hold strategy consistent with attempting to provide a predictable compounded investment return for investors who hold their Fund shares until the Fund’s maturity.  On the Fund’s maturity date, the Fund’s assets will be converted to cash and distributed, or reinvested in another Fund of the Life Series Funds, at your choice.

Although the Fund generally follows a buy and hold strategy, the Fund may sell an investment when the Fund identifies an opportunity to increase its yield or it needs cash to meet redemptions.

Information on the Fund’s recent strategies and holdings can be found in the most recent annual report and information concerning the Fund’s policies and procedures with respect to disclosure of the Fund’s portfolio holdings is available in the Fund’s Statement of Additional Information (see back cover).

Principal Risks:

Any investment carries with it some level of risk.  Here are the principal risks of investing in the Target Maturity 2010 Fund:

Interest Rate Risk:

The market value of a bond is affected by changes in interest rates.  When interest rates rise, the market value of a bond declines, and when interest rates decline, the market value of a bond increases.  The price volatility of a bond also depends on its maturity and duration.  Generally, the longer the maturity and duration of a bond, the greater its sensitivity to interest rates.

The market prices of zero coupon securities are generally more volatile than the market prices of securities paying interest periodically and, accordingly, will fluctuate far more in response to changes in interest rates than those of non-zero coupon securities having similar maturities and yields.  As a result, the net asset value of shares of the Fund may fluctuate over a greater range than shares of other funds that invest in securities that have similar maturities and yields but that make current distributions of interest.

Credit Risk:

This is the risk that an issuer of bonds will be unable to pay interest or principal when due.  The prices of bonds are affected by the credit quality of the issuer.  The Fund may invest in securities issued by U.S. Government-sponsored enterprises that are not supported by the full faith and credit of the U.S. Government.  These U.S. Government securities carry credit risk.

Accordingly, the value of your investment in the Fund will go up and down, which means that you could lose money if you liquidate your investment in the Fund prior to the Fund’s maturity.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

How has the Target Maturity 2010 Fund performed?

The following information shows how the Fund’s performance has varied from year to year and in comparison with a broad-based index.  This gives you some indication of the risks of investing in the Fund.  The Fund’s past performance does not necessarily indicate how the Fund will perform in the future.

The bar chart presented below shows the annual total returns of the Fund’s shares over the past ten calendar years ended December 31.  The bar chart does not reflect fees and expenses that may be deducted by the variable annuity contract or variable life insurance policy through which you invest.  If they were included, the returns would be less than those shown.

Target Maturity 2010 Fund

During the periods shown, the highest quarterly return was 12.19% (for the quarter ended September 30, 2002), and the lowest quarterly return was -5.02% (for the quarter ended March 31, 1999).

The following table shows the average annual total returns for the Fund’s shares assuming reinvestment of dividends and other distributions, if any.  The Fund sells its shares solely to variable annuity and/or variable life insurance subaccounts at net asset value.  The average annual total returns shown for the Fund’s shares do not reflect the fees and charges that an individual would pay in connection with an investment in a variable annuity contract or variable life insurance policy.  If they were included, the returns would be less than those shown.

AVERAGE ANNUAL TOTAL RETURNS

(For the periods ended December 31, 2007)

	1 Year	5 Years	10 Years
Target Maturity 2010 Fund	8.35%	3.70%	6.24%
Citigroup Treasury/Government Sponsored Index (reflects no deduction for fees, expenses or taxes)*	8.79%	4.16%	5.95%

* The Citigroup Treasury/Government Sponsored Index is a market capitalization-weighted index that consists of debt issued by the U.S. Treasury and U.S. Government sponsored agencies.

TARGET MATURITY 2015 FUND

What are the Target Maturity 2015 Fund’s objective, principal investment strategies and principal risks?

Objective:

The Fund seeks a predictable compounded investment return for investors who hold their Fund shares until the Fund’s maturity, consistent with the preservation of capital.

Principal Investment Strategies:

The Fund invests at least 65% of its total assets in zero coupon securities.  The vast majority of the Fund’s investments consist of non-callable zero coupon bonds issued by the U.S. Government, its agencies or instrumentalities, that mature on or around the maturity date of the Fund (December 31, 2015).  Zero coupon securities are debt obligations that do not entitle holders to any periodic payments of interest prior to maturity and therefore are issued and traded at discounts from their face values.

The Fund seeks zero coupon bonds that will mature on or about the Fund’s maturity date.  As the Fund’s zero coupon bonds mature, the proceeds will be invested in short term U.S. government securities.  The Fund generally follows a buy and hold strategy consistent with attempting to provide a predictable compounded investment return for investors who hold their Fund shares until the Fund’s maturity.  On the Fund’s maturity date, the Fund’s assets will be converted to cash and distributed, or reinvested in another Fund of the Life Series Funds, at your choice.

Although the Fund generally follows a buy and hold strategy, the Fund may sell an investment when the Fund identifies an opportunity to increase its yield or it needs cash to meet redemptions.

Information on the Fund’s recent strategies and holdings can be found in the most recent annual report and information concerning the Fund’s policies and procedures with respect to disclosure of the Fund’s portfolio holdings is available in the Fund’s Statement of Additional Information (see back cover).

Principal Risks:

Any investment carries with it some level of risk.  Here are the principal risks of investing in the Target Maturity 2015 Fund:

Interest Rate Risk:

The market value of a bond is affected by changes in interest rates.  When interest rates rise, the market value of a bond declines, and when interest rates decline, the market value of a bond increases.  The price volatility of a bond also depends on its maturity and duration.  Generally, the longer the maturity and duration of a bond, the greater its sensitivity to interest rates.

The market prices of zero coupon securities are generally more volatile than the market prices of securities paying interest periodically and, accordingly, will fluctuate far more in response to changes in interest rates than those of non-zero coupon securities having similar maturities and yields.  As a result, the net asset value of shares of the Fund may fluctuate over a greater range than shares of other funds that invest in securities that have similar maturities and yields but that make current distributions of interest.

Credit Risk:

This is the risk that an issuer of bonds will be unable to pay interest or principal when due.  The prices of bonds are affected by the credit quality of the issuer.  The Fund may invest in securities issued by U.S. Government-sponsored enterprises that are not supported by the full faith and credit of the U.S. Government.  These U.S. Government securities carry credit risk.

Accordingly, the value of your investment in the Fund will go up and down, which means that you could lose money if you liquidate your investment in the Fund prior to the Fund’s maturity.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

How has the Target Maturity 2015 Fund performed?

The following information shows how the Fund’s performance has varied from year to year and in comparison with a broad-based index.  This gives you some indication of the risks of investing in the Fund.  The Fund’s past performance does not necessarily indicate how the Fund will perform in the future.

The bar chart presented below shows the annual total returns of the Fund’s shares over the past ten calendar years (or the life of the Fund, if less) ended December 31.  The bar chart does not reflect fees and expenses that may be deducted by the variable annuity contract or variable life insurance policy through which you invest.  If they were included, the returns would be less than those shown.

Target Maturity 2015 Fund

During the periods shown, the highest quarterly return was 15.59% (for the quarter ended September 30, 2002), and the lowest quarterly return was -6.24% (for the quarter June 30, 2004).

The following table shows the average annual total returns for the Fund’s shares assuming reinvestment of dividends and other distributions, if any.  The Fund sells its shares solely to variable annuity and/or variable life insurance subaccounts at net asset value.  The average annual total returns shown for the Fund’s shares do not reflect the fees and charges that an individual would pay in connection with an investment in a variable annuity contract or variable life insurance policy.  If they were included, the returns would be less than those shown.

AVERAGE ANNUAL TOTAL RETURNS

(For the periods ended December 31, 2007)

	1 Year	5 Years	Life of Fund*
Target Maturity 2015 Fund	9.70%	5.49%	8.42%
Citigroup Treasury/Government Sponsored Index (reflects no deductions for fees, expenses, or taxes)**	8.79%	4.16%	6.33%

* The Fund commenced operations on 11/08/99. The average annual total return shown for Life of Fund and the Citigroup Treasury/Government Sponsored Index is for the period 10/31/99 to 12/31/07.

** The Citigroup Treasury/Government Sponsored Index is a market capitalization-weighted index that consists of debt issued by the U.S. Treasury and U.S. Government sponsored agencies.

VALUE FUND

What are the Value Fund’s objective, principal investment strategies and principal risks?

Objective:

The Fund seeks total return.

Principal Investment Strategies:

The Fund invests, under normal market conditions, primarily in dividend-paying stocks of companies that the Fund believes are undervalued in the market relative to their long term potential.  The Fund may also invest, to a lesser degree, in preferred stocks, convertible securities, and fixed income securities.

In selecting stocks, the Fund typically begins by identifying companies that pay dividends.  The Fund then analyzes companies that appear to be undervalued.  Quantitatively, the Fund looks for companies that have one or more of the following characteristics: low price-to-earnings ratios, low price-to-cash flow ratios, low price-to-book value ratios, low price-to-sales ratios, low corporate leverage, and insider buying.

Qualitatively, the Fund assesses whether management is implementing a reasonable corporate strategy and is operating in the interests of shareholders.  Other considerations may include analysis of the company’s balance sheet, competition within a company’s industry, barriers to entry and the potential for product substitution.

The Fund normally will diversify its assets among dividend-paying stocks of large-, mid- and small-cap companies.  The Fund may also invest in stocks of companies of any size that do not pay dividends if they appear to be undervalued.  Market capitalization is not an initial factor during the security selection process, but it is considered in assembling the total portfolio.  While the Fund invests primarily in securities that are traded in the U.S., it may also invest in securities that are traded in foreign markets.

The Fund may sell a security if it becomes fully valued, its fundamentals have deteriorated or alternative investments become more attractive.  The Fund may take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions.  If it does so, it may not achieve its investment objective.  The Fund may also choose not to take defensive positions.

Information on the Fund’s recent strategies and holdings can be found in the most recent annual report and information concerning the Fund’s policies and procedures with respect to disclosure of the Fund’s portfolio holdings is available in the Fund’s Statement of Additional Information (see back cover).

Principal Risks:

Any investment carries with it some level of risk.  Here are the principal risks of investing in the Value Fund:

Market Risk:

Because the Fund primarily invests in common stocks, it is subject to market risk.  Stock prices may decline over short or even extended periods not only because of company-specific developments but also due to an economic downturn, a change in interest rates or a change in investor sentiment.  Stock markets tend to run in cycles with periods when prices generally go up, known as “bull” markets, and periods when stock prices generally go down, referred to as “bear” markets.

Undervalued Securities Risk:

The Fund seeks to invest in stocks that are undervalued and that will rise in value due to anticipated events or changes in investor perceptions.  If these events do not occur, are delayed or investor perceptions about the securities do not improve, the market price of these securities may not rise as expected or may fall.  Moreover, value stocks may fall out of favor with investors and decline in price as a class.

Small-Cap and Mid-Cap Risk:

The market risk associated with small-cap and mid-cap stocks is generally greater than that associated with large-cap stocks because such stocks tend to experience sharper price fluctuations than large-cap stocks.  The additional volatility associated with small-to-mid-cap stocks is attributable to a number of factors, including the fact that the earnings of small-to-mid-size companies tend to be less predictable than those of larger, more established companies.  Small-to-mid-cap stocks are also not as broadly traded as stocks of companies with larger market capitalizations.  At times, it may be difficult for the Fund to sell small-to-mid-cap stocks at reasonable prices.

Interest Rate and Credit Risk:

The values of preferred stock, bonds and other fixed income securities are affected by changes in interest rates, the economy and the financial conditions of companies that issue such securities.  When interest rates rise, the prices of these securities may fall and when interest rates decline, the prices of these securities increase.  This is known as interest rate risk.

Credit risk is the risk that an issuer of bonds or other fixed income securities will be unable to pay interest or principal when due.  In general, the price of a fixed income security will decline when the credit quality of its issuer declines.  Changes in the financial condition of an issuer, general economic conditions and specific conditions that affect a particular type of issuer can impact the credit quality of an issuer.

Foreign Securities Risk:

Investments in foreign securities involve additional risks, including risks arising from currency fluctuations, government regulation, unfavorable political or legal developments, differences in financial reporting standards and less stringent regulation of foreign securities markets.

Accordingly, the value of your investment in the Fund will go up and down, which means that you could lose money.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

How has the Value Fund performed?

The following information shows how the Fund’s performance has varied from year to year and in comparison with a broad-based index.  This gives you some indication of the risks of investing in the Fund.  The Fund’s past performance does not necessarily indicate how the Fund will perform in the future.

The bar chart presented below shows the annual total returns of the Fund’s shares over the past ten calendar years ended December 31.  The bar chart does not reflect fees and expenses that may be deducted by the variable annuity contract or variable life insurance policy through which you invest.  If they were included, the returns would be less than those shown.

Prior to December 31, 2002, the Fund was named the Utilities Income Fund and it primarily focused its investments in utilities industries.  The Fund’s performance likely would have been different had it been following its current investment policies and investment strategies.

Value Fund

During the periods shown, the highest quarterly return was 16.28% (for the quarter ended March 31, 2000), and the lowest quarterly return was -16.45% (for the quarter ended September 30, 2002).

The following table shows the average annual total returns for the Fund’s shares assuming reinvestment of dividends and other distributions, if any.  The Fund sells its shares solely to variable annuity and/or variable life insurance subaccounts at net asset value.  The average annual total returns shown for the Fund’s shares do not reflect the fees and charges that an individual would pay in connection with an investment in a variable annuity contract or variable life insurance policy.  If they were included, the returns would be less than those shown.

AVERAGE ANNUAL TOTAL RETURNS

(For the periods ended December 31, 2007)

	1 Year	5 Years	10 Years
Value Fund	(0.66%)	13.70%	4.55%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)*	5.49%	12.82%	5.91%

* The S&P 500 Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure the performance of the broad domestic economy through changes in the aggregate market value of such stocks, which represent all major industries.

FUND MANAGEMENT

First Investors Management Company, Inc. (“FIMCO” or “Adviser”) is the investment adviser to each Fund.  FIMCO has been the investment adviser to the First Investors Family of Funds since 1965.  Its address is 110 Wall Street, New York, NY 10005.  As of December 31, 2007, FIMCO served as investment adviser to 45 mutual funds or series of funds with total net assets of approximately $7.5 billion.  FIMCO supervises all aspects of each Fund’s operations.  For the fiscal year ended December 31, 2007, FIMCO received advisory fees, net of waiver (if any), as follows: 0.75% of average daily net assets for Blue Chip Fund; 0.43% of average daily net assets for Cash Management Fund; 0.75% of average daily net assets for Discovery Fund; 0.60% of average daily net assets for Government Fund; 0.75% of average daily net assets for Growth & Income Fund; 0.75% of average daily net assets fo r High Yield Fund; 0.75% of average daily net assets for International Fund; 0.60% of average daily net assets for Investment Grade Fund; 0.75% of average daily net assets for Select Growth Fund; 0.60% of average daily net assets for Target Maturity 2010 Fund, 0.60% of average daily net assets for Target Maturity 2015 Fund and 0.75% of average daily net assets for Value Fund.  The gross advisory fees (fees before any applicable waivers) are set forth in the Separate Account prospectus that is attached to this prospectus.

Clark D. Wagner, Director of Fixed Income, has served as Portfolio Manager of the Government Fund since 1995, Target Maturity 2010 Fund since 1996,  Target Maturity 2015 Fund since 1999 and Co-Portfolio Manager of the Investment Grade Fund since 2007.  Mr. Wagner also serves as a Portfolio Manager and Co-Portfolio Manager for other First Investors Funds and has been a Portfolio Manager with FIMCO since 1991.

Edwin D. Miska, Director of Equities, has served as Portfolio Manager of the Growth & Income Fund since 2006.  He also serves as a Portfolio Manager and Co-Portfolio Manager for other First Investors Funds.  Mr. Miska joined FIMCO in 2002 as a Portfolio Manager.

Greg Miller and Richard T. Bourke, CFA, serve as Co-Portfolio Managers of the High Yield Fund.  Messrs. Miller and Bourke have been Co-Portfolio Managers of the Fund since 2001 and also serve as Co-Portfolio Managers of another First Investors Fund.  Mr. Miller joined FIMCO in 1991 as a securities analyst for the High Yield Department.  Mr. Bourke joined FIMCO in 1997 as an analyst.

Steve Chan, CFA, has served as the Co-Portfolio Manager of the Investment Grade Fund since 2007.  Mr. Chan also serves as a Co-Portfolio Manager of another First Investors Fund.  Prior to joining FIMCO in 2007, Mr. Chan was a Vice-President and served as a credit analyst at Spectrum Asset Management (2002-2007), a unit of the Principal Financial Group.

Matthew S. Wright has served as Portfolio Manager of the Blue Chip Fund since 2005 and the Value Fund (and its predecessor Fund) since 1998.  Mr. Wright also serves as the Portfolio Manager for other First Investors Funds.  Mr. Wright joined FIMCO in February 1996 as an Equity Analyst.

Constance Unger has served as the Assistant Portfolio Manager of the Blue Chip Fund since 2006 and also serves as an Assistant Portfolio Manager for another First Investors Fund. Ms. Unger joined FIMCO in 2005 as an equity analyst. Prior to joining FIMCO, Ms. Unger was a Senior Portfolio Manager and Equity Analyst at Evergreen Investment Management Corp. (1998-2002).

Paradigm Capital Management, Inc. (“Paradigm Capital Management”) serves as subadviser of the Discovery Fund.  Paradigm Capital Management has discretionary trading authority over all of the Fund’s assets, subject to continuing oversight and supervision by FIMCO and the Fund’s Board of Trustees.  Paradigm Capital Management is located at Nine Elk Street, Albany, NY 12207.

Paradigm Capital Management is an investment management firm that provides investment services to high net worth individuals, pension and profit sharing plans, investment companies, and other institutions.  As of December 31, 2007, Paradigm Capital Management held investment management authority with respect to approximately $2.0 billion in assets.  Of that amount, Paradigm Capital Management acted as investment adviser or subadviser to 6 registered investment companies or series of such companies with net assets of approximately $609.7 million.

Jonathan S. Vyorst, Senior Vice President, and Jason V. Ronovech, CFA and Vice President, of Paradigm Capital Management, have served as Co-Portfolio Managers of the Discovery Fund since 2007.  Messrs. Vysorst and Ronovech also serve as Co-Portfolio Managers for another First Investors Fund. Mr. Vyorst joined Paradigm Capital Management in 2007 as a Portfolio Manager. He previously served as Managing Director and Portfolio Manager at William D. Witter Inc., LLC (2006–2007) and as Vice President at Allianz Private Client Services (2001–2005). Mr. Ronovech joined Paradigm Capital Management in 2000 as an equity analyst and has served as Portfolio Manager for Paradigm Funds Advisor LLC (affiliate of Paradigm Capital Management) since 2005.

Vontobel Asset Management, Inc. (formerly named Vontobel USA Inc.) (“Vontobel”), serves as the investment subadviser to the International Fund.  Vontobel has discretionary trading authority over all of the Fund’s assets, subject to continuing oversight and supervision by FIMCO and the Fund’s Board of Trustees.  Vontobel is located at 1540 Broadway, New York, NY 10036.  Vontobel is a wholly-owned and controlled subsidiary of Vontobel Holding AG, a Swiss bank holding company, having its registered offices in Zurich, Switzerland.  Vontobel acts as the subadviser to five series of a Luxembourg investment fund that accepts investments from non-U.S. investors only and that was organized by an affiliate of Vontobel.  Vontobel has provided investment advisory services to mutual fund clients since 1990.  As of December 31, 2007, Vontobel managed approximately $9.2 billion. Of that amoun t, Vontobel acted as investment adviser or subadviser to 7 registered investment companies or series of such companies with net assets of approximately $2.3 billion.

Rajiv Jain, Senior Vice President and Managing Director of Vontobel, has served as Portfolio Manager of the International Fund since 2006 and also serves as a Portfolio Manager for another First Investors Fund.  Mr. Jain joined Vontobel in 1994 as an equity analyst and associate manager of its international equity portfolios.

Smith Asset Management Group, L.P. (“Smith”) serves as the investment subadviser of the Select Growth Fund.  Smith has discretionary trading authority over all of the Fund’s assets, subject to continuing oversight and supervision by FIMCO and the Fund’s Board of Trustees.  Smith is located at 100 Crescent Court, Suite 1150, Dallas, TX 75201.  Smith is an investment management firm that provides investment services to a diverse list of clients including public funds, endowments, foundations, corporate pension and multi-employer plans.  As of December 31, 2007, Smith held investment management authority with respect to approximately $6.0 billion in assets.  Of that amount, Smith acted as investment adviser or subadviser to 6 registered investment companies or series of such companies, with net assets of approximately $939.8 million.

The Select Growth Fund is managed by a team of investment professionals who have an equal role in managing the Fund, including the following: Stephen S. Smith, CFA, the Chief Executive Officer and Chief Investment Officer of Smith (1995 to present); John D. Brim, CFA, a Portfolio Manager of Smith (1998 to present); Royce W. Medlin, CFA, a Portfolio Manager of Smith, who joined Smith in 2006 and prior thereto was President and Portfolio Manager of Belmont Wealth Management (2002-2005); John D. Ingle, Jr., a Portfolio Manager of Smith, who joined Smith in 2004 and prior thereto was Vice President and Senior Portfolio Manager at Bank of Texas (2002-2004); and Ms. A. Michelle Pryor, CFA, a Portfolio Manager of Smith (1998 to present).  Each investment professional has been a Portfolio Manager of the Fund since 2007.  The same team of investment professionals also manage another First Investors Fund.

Except for the Cash Management Fund, the Statement of Additional Information provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager, and the portfolio manager’s ownership of securities in a Fund.

Descriptions of the factors considered by the Board of Trustees in considering the approval of the Advisory and Subadvisory Agreements are available in the Fund’s Semi-Annual Report to shareholders for the six months ending June 30, 2007.

The Funds have received an exemptive order from the Securities and Exchange Commission (“SEC”), which permits FIMCO to enter into new or modified subadvisory agreements with existing or new subadvisers without approval of the Fund’s shareholders but subject to the approval of the Fund’s Board of Trustees.  In addition, there is a rule pending at the SEC, which, if adopted, would permit the Funds to act in such manner without seeking an exemptive order.  In the event that a subadviser is added or modified, the prospectus will be supplemented.

BUYING AND SELLING SHARES

How and when do the Funds price their shares?

The share price (which is called “net asset value” or “NAV” per share) for each Fund is calculated as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern Time) each day that the NYSE is open (“Business Day”).  The NYSE is closed on most national holidays and Good Friday.  In the event that the NYSE closes early, the share price will be determined as of the time of the closing.  To calculate the NAV, each Fund first values its assets, subtracts its liabilities, and then divides the balance, called net assets, by the number of shares outstanding.

The Cash Management Fund values its assets using the amortized cost method which is intended to permit the Fund to maintain a stable $1.00 per share.  Each of the other Funds generally values its investments based upon their last reported sale prices, market quotations, or estimates of value provided by a pricing service as of the close of trading on the NYSE (collectively, “current market values”).  The Funds value debt obligations with maturities of 60 days or less at amortized cost.

If current market values for investments are not readily available, are deemed to be unreliable, or do not appear to reflect significant events that have occurred prior to the close of trading on the NYSE, the investments may be valued at fair value prices as determined by the investment adviser of the Funds under procedures that have been approved by the Board of Trustees of the Funds.  The Funds may fair value a security due to, among other things, the fact that: (a) a pricing service does not offer a current market value for the security; (b) a current market value furnished by a pricing service is believed to be stale; (c) the security does not open for trading or stops trading and does not resume trading before the close of trading on the NYSE, pending some corporate announcement or development; or (d) the security is illiquid or trades infrequently and its market value is therefore slow to react to information.  In such cases, the Fund’s investment adviser will price the security based upon its estimate of the security’s market value using some or all of the following factors: the information that is available as of the close of trading on the NYSE, including issuer-specific news; bond market movements; overall market movements; sector movements; or movements of similar securities.

Foreign securities are generally priced based upon their market values as of the close of foreign markets in which they principally trade (“closing foreign market prices”). Foreign securities may be priced based upon fair value estimates (rather than closing foreign market prices) provided by a pricing service when price movements in the U.S. subsequent to the closing of foreign markets have exceeded a pre-determined threshold. The pricing service, its methodology or threshold may change from time to time. As in the case of all securities owned by the Funds, foreign securities may also be valued at fair value prices as determined by the investment adviser of the Funds for the other reasons described above.

In the event that a security, domestic or foreign, is priced using fair value pricing, a Fund’s value for that security is likely to be different than the security’s last reported market sale price or quotation.  Moreover, fair value pricing is based upon opinions or predictions on how events or information may affect market prices.  Thus, different investment advisers may, in good faith and using reasonable procedures, conclude that the same security has a different fair value.  Finally, the use of fair value pricing for one or more securities held by a Fund could cause a Fund’s net asset value to be materially different than if the Fund had employed market values in pricing its securities.

Because foreign markets may be open for trading on days that the U.S. markets are closed, the values of securities held by the Funds that trade in markets outside the United States may fluctuate on days that Funds are not open for business.

How do I buy and sell shares?

Investments in each of the Funds may only be made through a purchase of a variable annuity contract (“contract”) or variable life insurance policy (“policy") offered by FIL.  The payments received by FIL from the sale of these contracts and policies, less applicable charges and expenses, are invested in Separate Accounts, that in turn invest in the Life Series Funds.

The Fund or Funds that are available to you depend upon which contract or policy you have purchased.  For information about how to buy or sell a contract and policy and the Funds that are available for the contract or policy you own or are considering, see the Separate Account prospectus, which is attached to this prospectus.  This prospectus is not valid unless a Separate Account prospectus is attached hereto.

Can I exchange my shares for the shares of other First Investors Funds?

Subject to the restrictions on frequent trading discussed below, for information about how to exchange shares of a Fund for shares of other First Investors Funds, see the Separate Account prospectus, which is attached to this prospectus.

Shares of First Investors Funds may only be exchanged between Funds that are available to the contract or policy you have purchased.

What are the Funds’ policies on frequent trading in the shares of the Funds?

With the exception of the Cash Management Fund, each Fund is designed for long-term investment purposes and it is not intended to provide a vehicle for frequent trading.  The Board of Trustees of the Funds has adopted policies and procedures to detect and prevent frequent trading in the shares of each of the Funds, other than the Cash Management Fund.  These policies and procedures apply uniformly to all accounts.  However, the ability of the Funds to detect and prevent frequent trading in certain accounts, such as omnibus accounts, is limited.

It is the policy of each Fund to decline to accept any new account that the Fund has reason to believe will be used for market timing purposes, based upon the amount invested, the Fund or Funds involved, and the background of the shareholder or broker-dealer involved.  Alternatively, a Fund may allow such an account to be opened if it is provided with written assurances that the account will not be used for market timing.

It is the policy of the Funds to monitor activity in existing accounts to detect market-timing activity.  The criteria used for monitoring differ depending upon the type of account involved.  It is the policy of the Funds to reject, without any prior notice, any purchase or exchange transaction if the Funds believe that the transaction is part of a market timing strategy.  The Funds also reserve the right to reject exchanges that in the Funds’ view are excessive, even if the activity does not constitute market timing.

If the Funds reject an exchange because it is believed to be part of a market timing strategy or otherwise, neither the redemption nor the purchase side of the exchange will be processed.  Alternatively, the Funds may restrict exchange activity that is believed to be part of a market timing strategy or refuse to accept exchange requests via telephone, or any other electronic means.

What are the risks of frequent trading in the shares of the Funds?

In the case of all Funds, to the extent that the policies of the Funds are not successful in detecting and preventing frequent trading in the shares of the Funds, frequent trading may: (a) interfere with the efficient management of the Funds by, among other things, causing the Funds to hold extra cash or to sell securities to meet redemptions; (b) increase portfolio turnover, brokerage expenses, and administrative costs; and (c) harm the performance of the Funds, particularly for long-term shareholders who do not engage in frequent trading.

In the case of the Funds that invest in high yield bonds, the risk of frequent trading includes the risk that investors may attempt to take advantage of the fact that high yield bonds generally trade infrequently and therefore their prices are slow to react to information.  To the extent that these policies are not successful in preventing a shareholder from engaging in market timing, it may cause dilution in the value of the shares held by other shareholders.

In the case of the Funds that invest in small-cap stocks, the risk of frequent trading includes the risk that investors may attempt to take advantage of the fact that small-cap stocks may trade infrequently and thus their prices may be slow to react to information.  To the extent that these policies are not successful in preventing a shareholder from engaging in market timing, it may cause dilution in the value of the shares held by other shareholders.

In the case of the Funds that invest in foreign securities, the risks of frequent trading include the risk of time zone arbitrage.  Time zone arbitrage occurs when shareholders attempt to take advantage of the fact that the valuation of foreign securities held by a Fund may not reflect information or events that have occurred after the close of the foreign markets on which such securities principally trade but before the close of the NYSE.  To the extent that these policies are not successful in preventing a shareholder from engaging in market timing, it may cause dilution in the value of the shares held by other shareholders.

ACCOUNT POLICIES

What about dividends and capital gain distributions?

The Separate Accounts, which own the shares of the Funds, will receive all dividends and distributions.  As described in the attached Separate Account prospectus, all dividends and distributions are then reinvested by the appropriate Separate Account in additional shares of the Fund.

Except for the Cash Management Fund, to the extent that it has net investment income, each Fund will declare and pay, on an annual basis, dividends from net investment income.  To the extent that the Cash Management Fund has net investment income, the Fund will declare daily and pay monthly dividends from net investment income.  Each Fund will declare and distribute any net realized capital gains, on an annual basis, usually after the end of each Fund’s fiscal year.  Each Fund may also make an additional distribution in any year, if necessary, to avoid a Federal excise tax on certain undistributed income and capital gains.  The Cash Management Fund does not expect to realize any long-term capital gains.

What about taxes?

You will not be subject to taxes as the result of purchases or sales of Fund shares by the Separate Account, or Fund dividends, or distributions to the Separate Accounts.  There are tax consequences associated with investing in the variable annuity contracts and variable life insurance policies.  These are discussed in the attached Separate Account prospectus.

Mixed and Shared Funding

Each of the Funds sells its shares not only to Separate Accounts that serve as the funding vehicles for variable annuity contracts, but also to Separate Accounts that serve as the funding vehicle for variable life insurance policies.  The Funds do not anticipate any disadvantage resulting from this arrangement.  However, it is possible that a material conflict of interest could arise between the interests of different Policyowners and/or different Contractowners that invested in the same Fund.  If such a conflict were to arise, a Separate Account may be forced to withdraw its participation in the Fund.  It is also possible that the failure of one Separate Account to comply with the tax laws could cause all of the Separate Accounts to lose their tax-deferred status.  These are risks that are common to many variable life insurance policies.

FINANCIAL HIGHLIGHTS

The financial highlights shown in the tables represent the financial history of the predecessor funds of the same name, which were acquired by the Funds in a reorganization on April 28, 2006.  Each Fund has adopted the financial history of its respective predecessor fund.  The financial highlights tables are intended to help you understand the financial performance of each Fund for the years indicated.  The following tables set forth the per share data for each fiscal year ended December 31, except as otherwise indicated.  Certain information reflects financial results for a single Fund share.  The total returns in the tables represent the rates that an investor would have earned (or lost) on an investment in each Fund (assuming reinvestment of all dividends and other distributions).  The information has been audited by Tait, Weller & Baker, an independent registered public accounting firm, wh ose report, along with the Funds’ financial statements, is included in the Statement of Additional Information, which is available upon request.

FIRST INVESTORS LIFE SERIES FUNDS

Per Share Data
Year Ended December 31	Net Asset Value at Beginning of Year	Income from Investment Operations Net Net Realized Total from Investment and Investment Income Unrealized Operations Gain on Investments			Less Distributions from Net Net Realized Total Investment Gains Distributions Income
Blue Chip
2003	$15.10	$.12	$3.80	$3.92	$.11	__	$.11
2004	18.91	.19	1.20	1.39	.12	__	.12
2005	20.18	.20	.67	.87	.20	__	.20
2006	20.85	.26	2.74	3.00	.20	__	.20
2007	23.65	.31	.67	.98	.26	__	.26
Cash Management
2003	$1.00	$.005	__	$.005	$.005	__	$.005
2004	1.00	.007	__	.007	.007	__	.007
2005	1.00	.024	__	.024	.024	__	.024
2006	1.00	.043	__	.043	.043	__	.043
2007	1.00	.045	__	.045	.045	__	.045

†	The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If they were included, the performance figures would be less than shown.
††	Net of expenses waived or assumed by the Adviser.
a	The ratios do not include a reduction of expenses from cash balances maintained with the Bank of New York Mellon or from brokerage service arrangements.
b	For each of the years shown, the expense ratio after fee credits was .70%. The Adviser has voluntarily waived advisory fees to limit the Cash Management Fund’s overall expense to .70%.

	Total Return	Ratios/Supplemental Data
Net Asset Value at End of Year	Total Return† (%)	Net Assets at End of Year (in Millions)	Ratio to Average Net Assets†† Expenses Net Before Investment Fee Income Credits[a] (%) (%)		Ratio to Average Net Assets Before Expenses Waived or Assumed Expenses Net (%) Investment Income (%)		Portfolio Turnover Rate (%)
Blue Chip
$18.91	26.19	$179.83		.71	N/A	N/A	96
20.18	7.37	181.83		.99	N/A	N/A	100
20.85	4.34	174.85		.93	N/A	N/A	34
23.65	14.49	181.82		1.13	N/A	N/A	4
24.37	4.21	173.81		1.20	N/A	N/A	5
Cash Management
$1.00	.54	$10	.70[b]	.55	.95	.30	N/A
1.00	.71	7	.71[b]	.69	1.04	.35	N/A
1.00	2.44	6	.72[b]	2.38	1.09	1.99	N/A
1.00	4.35	7	.74[b]	4.26	1.09	3.87	N/A
1.00	4.62	15	.72[b]	4.49	1.04	4.14	N/A

FIRST INVESTORS LIFE SERIES FUNDS

Per Share Data
Year Ended December 31	Net Asset Value at Beginning of Year	Income from Investment Operations Net Net Realized Total from Investment and Investment Income Unrealized Operations (Loss) Gain (Loss) on Investments			Less Distributions from Net Net Realized Total Investment Gains Distributions Income
Discovery
2003	$15.62	$(.06)	$6.19	$6.13	$__	$__	$__
2004	21.75	(.04)	2.82	2.78	__	__	__
2005	24.53	.08	1.18	1.26	__	__	__
2006	25.79	.06	5.74	5.80	.04	__	.04
2007	31.55	.11	1.86	1.97	.06	2.66	2.72
Government
2003	$10.71	$.55	$(.22)	$.33	$.45	__	$.45
2004	10.59	.54	(.17)	.37	.58	__	.58
2005	10.38	.51	(.26)	.25	.53	__	.53
2006	10.10	.51	(.14)	.37	.51	__	.51
2007	9.96	.48	.15	.63	.52	__	.52

†	The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If they were included, the performance figures would be less than shown.
††	Net of expenses waived or assumed by the Adviser.
a	The ratios do not include a reduction of expenses from cash balances maintained with the Bank of New York Mellon or from brokerage service arrangements.

	Total Return	Ratios/Supplemental Data
Net Asset Value at End of Year	Total Return† (%)	Net Assets at End of Year (in Millions)	Ratio to Average Net Assets†† Expenses Net Before Investment Fee Income Credits[a] (Loss) (%) (%)	Ratio to Average Net Assets Before Expenses Waived or Assumed Expenses Net (%) Investment Income (%)		Portfolio Turnover Rate (%)
Discovery
$21.75	39.24	$122.85	(.35)	N/A	N/A	111
24.53	12.78	134.83	(.18)	N/A	N/A	93
25.79	5.14	137.90	.15	N/A	N/A	111
31.55	22.51	158.82	.19	N/A	N/A	58
30.80	6.62	161.82	.35	N/A	N/A	55
Government
$10.59	3.18	$24.75	4.98	.90	4.83	83
10.38	3.62	21.76	4.81	.91	4.66	62
10.10	2.54	20.81	4.85	.96	4.70	52
9.96	3.80	20.78	5.10	.93	4.95	28
10.07	6.55	21.80	4.94	.95	4.75	24

FIRST INVESTORS LIFE SERIES FUNDS

Per Share Data
Year Ended December 31	Net Asset Value at Beginning of Year	Income from Investment Operations Net Net Realized Total from Investment and Investment Income Unrealized Operations Gain (Loss) on Investments			Less Distributions from Net Net Realized Total Investment Gains Distributions Income
Growth & Income*
2003	$23.83	$.16	$6.75	$6.91	$.12	$__	$.12
2004	30.62	.25	3.04	3.29	.16	__	.16
2005	33.75	.16	2.25	2.41	.25	__	.25
2006	35.91	.20	4.68	4.88	.16	2.27	2.43
2007	38.36	.41	.25	.66	.20	5.43	5.63
High Yield
2003	$7.40	$.63	$1.16	$1.79	$.69	__	$.69
2004	8.50	.62	.17	.79	.63	__	.63
2005	8.66	.65	(.61)	.04	.63	__	.63
2006	8.07	.62	.12	.74	.67	__	.67
2007	8.14	.57	(.47)	.10	.63	__	.63

*	Prior to October 18, 2006, the Fund was known as the Growth Fund.
†	The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If they were included, the performance figures would be less than shown.
††	Net of expenses waived or assumed by the Adviser.
a	The ratios do not include a reduction of expenses from cash balances maintained with the Bank of New York Mellon or from brokerage service arrangements.

	Total Return	Ratios/Supplemental Data
Net Asset Value at End of Year	Total Return† (%)	Net Assets at End of Year (in Millions)	Ratio to Average Net Assets Expenses Net Before Investment Fee Income Credits[a] (%) (%)	Ratio to Average Net Assets Before Expenses Waived or Assumed Expenses Net (%) Investment Income (%)		Portfolio Turnover Rate (%)
Growth & Income
$30.62	29.18	$222.83	.60	N/A	N/A	74
33.75	10.77	239.83	.79	N/A	N/A	76
35.91	7.20	249.85	.46	N/A	N/A	93
38.36	14.35	268.82	.55	N/A	N/A	127
33.39	1.98	258.81	1.14	N/A	N/A	38
High Yield
$8.50	26.14	$64.85	8.34	N/A	N/A	30
8.66	9.94	70.85	7.55	N/A	N/A	33
8.07	.41	69.87	8.01	N/A	N/A	35
8.14	9.77	68.85	7.63	N/A	N/A	31
7.61	1.06	79.86	7.19	N/A	N/A	28

FIRST INVESTORS LIFE SERIES FUNDS

Per Share Data
Year Ended December 31	Net Asset Value at Beginning of Year	Income from Investment Operations Net Net Realized Total from Investment and Investment Income Unrealized Operations Gain (Loss) on Investments			Less Distributions from Net Net Realized Total Investment Gains Distributions Income
International*
2003	$12.50	$.10	$3.91	$4.01	$.13	$__	$.13
2004	16.38	.09	2.28	2.37	.20	__	.20
2005	18.55	.28	1.41	1.69	.24	__	.24
2006	20.00	.29	5.09	5.38	.15	.64	.79
2007	24.59	.04	4.26	4.30	.83	3.36	4.19
Investment Grade
2003	$11.57	$.61	$.34	$.95	$.65	__	$.65
2004	11.87	.59	(.12)	.47	.67	__	.67
2005	11.67	.56	(.42)	.14	.67	__	.67
2006	11.14	.53	(.11)	.42	.62	__	.62
2007	10.94	.43	.15	.58	.60	__	.60

*	Prior to June 27, 2006, the Fund was known as the International Securities Fund.
†	The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If they were included, the performance figures would be less than shown
††	Net of expenses waived or assumed by the Adviser.
a	The ratios do not include a reduction of expenses from cash balances maintained with the Bank of New York Mellon or from brokerage service arrangements.

	Total Return	Ratios/Supplemental Data
Net Asset Value at End of Year	Total Return† (%)	Net Assets at End of Year (in Millions)	Ratio to Average Net Assets†† Expenses Net Before Investment Fee Income Credits[a] (%) (%)		Ratio to Average Net Assets Before Expenses Waived or Assumed Expenses Net (%) Investment Income (%)		Portfolio Turnover Rate (%)
International
$16.38	32.52	$90	1.08	.74	N/A	N/A	119
18.55	14.58	99	1.02	.94	N/A	N/A	114
20.00	9.22	105.99		.80	N/A	N/A	104
24.59	27.79	129.97		1.24	N/A	N/A	157
24.70	20.99	154.90		1.30	N/A	N/A	97
Investment Grade
$11.87	8.60	$37.73		5.29	.88	5.14	14
11.67	4.04	38.72		5.03	.87	4.88	16
11.14	1.31	38.75		4.91	.90	4.76	24
10.94	3.99	37.74		4.82	.89	4.67	86
10.92	5.52	39.73		4.97	.88	4.81	38

FIRST INVESTORS LIFE SERIES FUNDS

Per Share Data
Year Ended December 31	Net Asset Value at Beginning of Year	Income from Investment Operations Net Net Realized Total from Investment and Investment Income Unrealized Operations Gain (Loss) on Investments			Less Distributions from Net Net Realized Total Investment Gains Distributions Income
Select Growth*
2003	$6.21	$.04	$1.68	$1.72	$.01	__	$.01
2004	7.92	.10	.36	.46	.04	__	.04
2005	8.34	.05	.41	.46	.10	__	.10
2006	8.70	.07	.75	.82	.05	__	.05
2007	9.47	.01	1.06	1.07	.07	__	.07
Target Maturity 2010
2003	$15.41	$.72	$(.28)	$.44	$.67	$__	$.67
2004	15.18	.72	(.13)	.59	.73	.06	.79
2005	14.98	.70	(.50)	.20	.70	.14	.84
2006	14.34	.75	(.49)	.26	.72	.12	.84
2007	13.76	.69	.41	1.10	.77	__	.77

*	Prior to July 26, 2007, the Fund was known as the Focused Equity Fund.
†	The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If they were included, the performance figures would be less than shown.
††	Net of expenses waived or assumed by the Adviser.
a	The ratios do not include a reduction of expenses from cash balances maintained with the Bank of New York Mellon or from brokerage service arrangements.

	Total Return	Ratios/Supplemental Data
Net Asset Value at End of Year	Total Return† (%)	Net Assets at End of Year (in Millions)	Ratio to Average Net Assets†† Expenses Net Before Investment Fee Income Credits[a] (%) (%)		Ratio to Average Net Assets Before Expenses Waived or Assumed Expenses Net (%) Investment Income (%)		Portfolio Turnover Rate (%)
Select Growth
$7.92	27.73	$10.95		.67	N/A	N/A	43
8.34	5.87	11.96		1.23	N/A	N/A	50
8.70	5.55	11.99		.57	N/A	N/A	66
9.47	9.47	12.92		.77	N/A	N/A	80
10.47	11.42	13	1.14	.15	N/A	N/A	161
Target Maturity 2010
$15.18	2.84	$17.74		4.54	.89	4.39	1
14.98	3.96	17.75		4.70	.90	4.55	4
14.34	1.46	16.76		4.74	.91	4.59	3
13.76	2.02	14.76		5.13	.91	4.98	3
14.09	8.35	15.76		5.33	.91	5.16	11

FIRST INVESTORS LIFE SERIES FUNDS

Per Share Data
Year Ended December 31	Net Asset Value at Beginning of Year	Income from Investment Operations Net Net Realized Total from Investment and Investment Income Unrealized Operations Gain (Loss) on Investments			Less Distributions from Net Net Realized Total Investment Gains Distributions Income
Target Maturity 2015
2003	$13.71	$.50	$(.06)	$.44	$.41	__	$.41
2004	13.74	.53	.61	1.14	.51	__	.51
2005	14.37	.53	.08	.61	.52	__	.52
2006	14.46	.57	(.32)	.25	.52	__	.52
2007	14.19	.59	.74	1.33	.58	__	.58
Value
2003	$9.74	$.22	$2.35	$2.57	$.32	__	$.32
2004	11.99	.23	1.71	1.94	.22	__	.22
2005	13.71	.25	.57	.82	.22	__	.22
2006	14.31	.27	2.76	3.03	.26	__	.26
2007	17.08	.31	(.42)	(.11)	.27	__	.27

†	The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If they were included, the performance figures would be less than shown.
††	Net of expenses waived or assumed by the Adviser.
a	The ratios do not include a reduction of expenses from cash balances maintained with the Bank of New York Mellon or from brokerage service arrangements.

	Total Return	Ratios/Supplemental Data
Net Asset Value at End of Year	Total Return† (%)	Net Assets at End of Year (in Millions)	Ratio to Average Net Assets†† Expenses Net Before Investment Fee Income Credits[a] (%) (%)	Ratio to Average Net Assets Before Expenses Waived or Assumed Expenses Net (%) Investment Income (%)		Portfolio Turnover Rate (%)
Target Maturity 2015
$13.74	3.24	$12.80	4.27	.95	4.12	3
14.37	8.47	17.75	4.34	.90	4.19	2
14.46	4.39	22.73	4.14	.88	3.99	0
14.19	1.85	24.70	4.38	.85	4.23	2
14.94	9.70	27.70	4.32	.85	4.16	3
Value
$11.99	27.59	$58.83	2.19	N/A	N/A	33
13.71	16.39	69.84	1.87	N/A	N/A	20
14.31	6.09	79.87	1.89	N/A	N/A	21
17.08	21.43	94.83	1.73	N/A	N/A	15
16.70	(.66)	91.83	1.75	N/A	N/A	17

LIFE SERIES FUNDS

Blue Chip

Cash Management

Discovery

Government

Growth & Income

High Yield

International

Investment Grade

Select Growth

Target Maturity 2010

Target Maturity 2015

Value

For more information about the Funds, the following documents are available for free upon request:

Annual/Semi-Annual Reports:

Additional information about each Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders.  In each Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Statement of Additional Information (SAI):

The SAI provides more detailed information about the Funds and is incorporated by reference into this prospectus.

To obtain free copies of the Reports and the SAI, or to obtain other information, you may visit our website at: www.firstinvestors.com or contact the Funds at:

Administrative Data Management Corp.

Raritan Plaza 1

Edison, NJ  08837-3620

Telephone:  1-800-423-4026

You can review and copy Fund documents (including the Reports and the SAI) at the Public Reference Room of the SEC in Washington, D.C.  You can also obtain copies of Fund documents after paying a duplicating fee (i) by writing to the Public Reference Section of the SEC, Washington, D.C. 20549 or (ii) by electronic request at publicinfo@sec.gov.  To find out more, call the SEC at 1-202-551-8090.  Text-only versions of Fund documents can be viewed online or downloaded from the EDGAR database on the SEC’s Internet website at http://www.sec.gov.

(Investment Company Act File No. 811-4325)

FIRST INVESTORS LIFE SERIES FUNDS

Blue Chip Fund
Cash Management Fund
Discovery Fund
Government Fund
Growth & Income Fund
High Yield Fund
International Fund
Investment Grade Fund

Select Growth Fund

Target Maturity 2010 Fund
Target Maturity 2015 Fund
Value Fund

110 Wall Street
New York, New York 10005
(800) 832-7783 – Variable Annuity Contracts

(800) 832-7783 – Variable Life Insurance Policies

Statement of Additional Information
dated May 1, 2008

This is a Statement of Additional Information (“SAI”) for Blue Chip Fund, Cash Management Fund, Discovery Fund, Government Fund, Growth & Income Fund, High Yield Fund, International Fund, Investment Grade Fund, Select Growth Fund, Target Maturity 2010 Fund, Target Maturity 2015 Fund and Value Fund, each of which is a series of First Investors Life Series Funds (the “Trust”).  Each series is referred to herein as a “Fund,” or collectively the “Funds.”  Investments in the Funds are made through purchases of variable life insurance policies (“Policies”) and/or variable annuity contracts (“Contracts”) offered by First Investors Life Insurance Company (“First Investors Life”).  Premiums for the Policies and purchase payments for the Contracts, net of certain expenses, are paid into Separate Accounts that are established by First Investors Life.  The assets of the Separate Accounts are then invested in the Funds in accordance with the instructions of the purchasers of the Policies or Contracts.

This SAI is not a prospectus and it should be read in conjunction with the Funds’ Prospectus dated May 1, 2008.  The financial statements and reports of an independent registered public accounting firm contained in the annual reports to shareholders are incorporated by reference.  These Fund documents may be obtained free of charge by contacting the Funds at the address or telephone number noted above or by visiting our website at www.firstinvestors.com.

This SAI is divided into two parts – Part I and Part II.  Part I contains information that is particular to each Fund that is described in this SAI, while Part II contains information that generally applies to each of the Funds in the First Investors Family of Funds.

Statement of Additional Information Part I
dated May 1, 2008

Part I – Table of Contents

Page

History and Classification of the Funds

3

Investment Strategies, Policies and Risks

3

Portfolio Turnover

3

Management of the Funds

4

Investment Advisory Services and Fees

7

Portfolio Managers

11

Allocation of Portfolio Brokerage

17

Taxes

21

Beneficial Ownership Information

21

Financial Statements

21

Appendix A-Investment Strategies Used by the First Investors Life Series Funds

A-1

Appendix B-Investment Policies of the First Investors Life Series Funds

B-1

 HISTORY AND CLASSIFICATION OF THE FUNDS

The Trust is an open-end management investment company commonly referred to as a mutual fund.  It was organized as a Delaware statutory trust on August 17, 2005.  The Trust is authorized to issue an unlimited number of shares of beneficial interest without par value.  The Trust consists of the Funds listed on the cover page, each of which is a separate and distinct series of the Trust.  Each Fund is diversified.  Prior to December 31, 2002, the Value Fund was known as the Utilities Income Fund; prior to June 27, 2006, the International Fund was known as the International Securities Fund; prior to October 18, 2006, the Growth & Income Fund was known as the Growth Fund; and prior to July 26, 2007, the Select Growth Fund was known as the Focused Equity Fund. On November 16, 2007, the Special Bond Fund reorganized into the High Yield Fund.

On April 28, 2006, each Fund acquired all of the assets of a predecessor fund through a reorganization.  Since each Fund’s objective(s) and policies are similar in all material aspects to those of the predecessor fund, and since each Fund has the same investment adviser, each Fund has adopted the performance and financial history of the predecessor fund.  Consequently, certain information included in the Fund’s prospectus and in this SAI, that is as of a date prior to the date of the Fund’s prospectus and this SAI, represents information of the predecessor fund.

The Trust is not required to hold annual shareholder meetings unless required by law.  If requested in writing to do so by the holders of at least 10% of a Fund’s outstanding shares entitled to vote, as specified in the By-Laws, or when ordered by the Board of Trustees (“Board” or “Trustees”) or the President, the Secretary will call a special meeting of shareholders for the purpose of taking action upon any matter requiring the vote of the shareholders or upon any other matter as to which vote is deemed by the Trustees or the President to be necessary or desirable.

INVESTMENT STRATEGIES, POLICIES AND RISKS

Each Fund’s objective(s), principal investment strategies, and principal risks are described in the prospectus of the Fund.  A summary of each of the investment strategies that are used by each Fund is set forth in Appendix A to Part I of this SAI.  Each Fund also has investment policies that limit or restrict its ability to engage in certain investment strategies.  These policies are set forth in Appendix B to Part I of this SAI.  Part II of this SAI provides more detailed descriptions of the investment strategies that may be used by the Funds and the related risks.

PORTFOLIO TURNOVER

The following table reflects the portfolio turnover rate with respect to each Fund for the fiscal years ended December 31, 2006 and 2007.  Part II of this SAI provides additional information concerning portfolio turnover, including the methodology that is used to compute portfolio turnover rates.

Portfolio Turnover Rates
Fund	Fiscal Year Ended December 31, 2006	Fiscal Year Ended December 31, 2007
Blue Chip Fund	4%	5%
Discovery Fund	58%	55%
Government Fund	28%	24%
Growth & Income Fund	127%	38%*
High Yield Fund	31%	28%
International Fund	157%	97%*
Investment Grade Fund	86%	38%
Select Growth Fund	80%	161%*
Target Maturity 2010 Fund	3%	11%
Target Maturity 2015 Fund	2%	3%
Value Fund	15%	17%

* The variation may be attributable to a change in the Fund’s investment objective and portfolio manager(s).

MANAGEMENT OF THE FUNDS

The First Investors Family of Funds share one common investment adviser, First Investors Management Company, Inc. (“FIMCO” or “Adviser”), and one common Board.  Part II of the SAI contains additional information concerning FIMCO, the responsibilities of the Board, any standing committees of the Board and the Code of Ethics that has been adopted by the Board.

Set forth below is information about the Trustees and certain Officers of the Funds.  The information concerning each Trustee’s and Officer’s positions with the Funds and length of service includes positions and length of service with the predecessors of the Funds that were reorganized with and into the Funds on April 28, 2006.  Thus, for example, if a Trustee was a Trustee or Director of the predecessor Fund since January 1, 1999, the information will state “Trustee since 1/1/1999.”

The address of each Trustee and officer listed below is c/o First Investors Legal Department, 110 Wall Street, New York, NY 10005.

Trustees and Officers

INDEPENDENT TRUSTEES
Name and Date of Birth	Position(s) held with Funds covered by this SAI and Length of Service*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen	Other Trusteeships/ Directorships Held
Charles R. Barton, III 3/1/1965	Trustee since 1/1/2006	President of Noe Pierson Corporation (management service provider); Chief Operating Officer (since 2007) and Director and Trustee of the Barton Group, LLC (garnet mining and industrial abrasives).	45	None
Stefan L. Geiringer 11/13/1934	Trustee since 1/1/2006	Co-Founder and Senior Vice President of Real Time Energy Solutions, Inc. since 2005; Founder/Owner of SLG, Inc. (energy consulting) since 2005; Senior Vice President of Pepco Energy Services (Northeast Division) from 2003-2005; Founder/Owner and President of North Atlantic Utilities, Inc. from 1987-2003.	45	None
Robert M. Grohol 1/16/1932	Trustee since 6/30/2000	None/Retired.	45	None
Arthur M. Scutro, Jr. 11/9/1941	Trustee since 1/1/2006	None/Retired.	45	None
James M. Srygley 10/17/1932	Trustee since 1/19/1995	Retired; Owner of Hampton Properties, Inc. (real property management and investments).	45	None
Robert F. Wentworth 7/5/1929	Trustee since 10/15/1992	None/Retired.	45	None

INTERESTED TRUSTEES
Name and Date of Birth	Position(s) held with Funds covered by this SAI and Length of Service*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen	Other Trusteeships/ Directorships Held
Kathryn S. Head** 12/31/1955	Trustee since 3/17/1994 and President since 2001	Chairman, President and Director of First Investors Consolidated Corporation, First Investors Management Company, Inc., Administrative Data Management Corp., First Investors Resources, Inc., First Investors Leverage Corporation, N.A.K. Realty Corporation, Real Property Development Corporation, Route 33 Realty Corporation and First Investors Credit Funding Corporation; and Chairman and Director of First Investors Corporation, First Investors Federal Savings Bank, First Investors Life Insurance Company, First Investors Credit Corporation and First Investors Realty Company, Inc.	45	None

* Each Trustee serves for an indefinite term until his or her successor is elected and duly qualified, or until his or her death, resignation or removal as provided in the Trust’s organizational documents or by statute.

** Ms. Head is an interested Trustee because (a) she is an indirect owner of more than 5% of the voting stock of the Adviser and principal underwriter of the Funds, and (b) she is an officer, director and employee of the Adviser and principal underwriter of the Funds.

OFFICERS WHO ARE NOT TRUSTEES
Name and Date of Birth	Position(s) held with Funds covered by this SAI and Length of Service*	Principal Occupation(s) During Past 5 Years
Joseph I. Benedek 8/2/1957	Treasurer since 1988	Treasurer and Principal Accounting Officer of First Investors Management Company, Inc.
Larry R. Lavoie 9/12/1947	Chief Compliance Officer since 2004	General Counsel of First Investors Corporation and various affiliates. Director of First Investors Corporation and various affiliates.
* Officers are generally elected and appointed by the Board for one-year terms.

Trustee Ownership of First Investors Funds
As of December 31, 2007

INDEPENDENT TRUSTEES
Trustee	Funds Covered by this SAI	Dollar Range of Ownership of Funds covered by this SAI	Aggregate Dollar Range of Equity Securities – all Registered Investment Companies overseen by Trustee in First Investors Family of Funds†
Charles R. Barton, III	None	None	None
Stefan L. Geiringer	None	None	None
Robert M. Grohol	None	None	over $100,000
Arthur M. Scutro, Jr.	None	None	None
James M. Srygley	None	None	over $100,000
Robert F. Wentworth	None	None	$50,001 - $100,000

INTERESTED TRUSTEES
Trustee	Funds Covered by this SAI	Dollar Range of Ownership of Funds covered by this SAI	Aggregate Dollar Range of Equity Securities – all Registered Investment Companies overseen by Trustee in First Investors Family of Funds†
Kathryn S. Head	None	None	over $100,000

†

The First Investors Family of Funds consists of 4 registered investment companies with 45 series funds.

As of April 4, 2008, the Trustees and officers, as a group, owned less than 1% of the shares of each Fund.

Compensation of Trustees

The following table lists compensation paid to the Trustees by the Trust for the fiscal year ended December 31, 2007.

Trustee	Aggregate Compensation From Life Series Funds	Total Compensation From First Investors Funds Complex Paid to Trustees†
Kathryn S. Head[1]	$0	$0
Charles R. Barton, III	$7,759	$54,800
Stefan L. Geiringer	$7,759	$54,800
Robert M. Grohol	$7,759	$54,800
Arthur M. Scutro, Jr.	$7,759	$54,800
James M. Srygley	$8,820	$62,300
Robert F. Wentworth	$8,183	$57,800

1.

Compensation to officers and interested Trustees of the Fund is paid by the Adviser.

†

The First Investors Funds Complex consists of 4 registered investment companies with 45 series funds.

   No pension or retirement benefits are proposed to be paid under any existing plan to any Trustee by any Fund, any of its subsidiaries or any other investment companies in the First Investors Family of Funds.

INVESTMENT ADVISORY SERVICES AND FEES

Part II of this SAI describes the terms of the Trust’s Advisory Agreement with FIMCO and the respective responsibilities of the Funds and FIMCO under the Agreement.  It also describes the Subadvisory Agreement of any Fund that has a subadviser.

Set forth below is the method for calculating the current advisory fee paid by each Fund, the fee schedule for each Fund in tabular form, and the actual fees paid, fees waived, and expenses reimbursed for each Fund for the past three fiscal years.  The fees waived and expenses reimbursed reflect fee schedules that were in effect during the relevant periods shown.  Information about subadvisory fees is also included for any Fund that has a subadviser.

Under the Advisory Agreement, each Fund is obligated to pay the Adviser an annual fee, paid monthly, according to the following schedule:

Average Daily Net Assets	Annual Rate
Up to $250 million	0.75%
In excess of $250 million up to $500 million	0.72%
In excess of $500 million up to $750 million	0.69%
In excess of $750 million up to $1.25 billion	0.66%
In excess of $1.25 billion up to $1.75 billion	0.64%
In excess of $1.75 billion up to $2.25 billion	0.62%
Over $2.25 billion	0.60%

The following tables reflect the advisory fees paid and advisory fees waived with respect to each Fund for the fiscal years ended December 31, 2005, December 31, 2006 and December 31, 2007.

	Fiscal Year Ended 12/31/05
Fund	Advisory Fees Paid	Advisory Fees Waived
Blue Chip Fund	$1,301,035	$0
Cash Management Fund	$49,298	$24,113
Discovery Fund	$986,672	$0
Government Fund	$156,379	$31,275
Growth & Income Fund	$1,790,000	$0
High Yield Fund	$517,241	$0
International Fund	$740,001	$0
Investment Grade Fund	$284,167	$56,833
Select Growth Fund	$82,376	$0
Target Maturity 2010 Fund	$125,031	$25,006
Target Maturity 2015 Fund	$145,602	$29,120
Value Fund	$558,385	$0

	Fiscal Year Ended 12/31/06
Fund	Advisory Fees Paid	Advisory Fees Waived
Blue Chip Fund	$1,303,317	$0
Cash Management Fund	$51,139	$24,303
Discovery Fund	$1,102,405	$0
Government Fund	$148,492	$29,698
Growth & Income Fund	$1,893,668	$0
High Yield Fund	$505,290	$0
International Fund	$859,537	$0
Investment Grade Fund	$276,549	$55,310
Select Growth Fund	$84,836	$0
Target Maturity 2010 Fund	$111,015	$22,203
Target Maturity 2015 Fund	$167,216	$33,443
Value Fund	$642,577	$0

	Fiscal Year Ended 12/31/07
Fund	Advisory Fees Paid	Advisory Fees Waived
Blue Chip Fund	$1,363,455	$0
Cash Management Fund	$52,630	$22,907
Discovery Fund	$1,243,416	$0
Government Fund	$150,750	$30,150
Growth & Income Fund	$2,052,820	$0
High Yield Fund	$526,384	$0
International Fund	$1,062,329	$0
Investment Grade Fund	$282,880	$56,576
Select Growth Fund	$90,986	$0
Target Maturity 2010 Fund	$102,843	$20,569
Target Maturity 2015 Fund	$184,747	$36,949
Value Fund	$726,520	$0

Pursuant to a Subadvisory Agreement with Paradigm Capital Management, Inc. (“Paradigm Capital Management”) the Adviser has undertaken to pay an annual subadvisory fee, paid monthly, to Paradigm Capital with respect to the Discovery Fund, according to the following schedule:

1.

The daily net assets of the Discovery Fund and First Investors Special Situations Fund, a series of First Investors Equity Funds, shall first be added together;

2.

An aggregate fee shall then be computed on the sum as if the two Funds were combined using the following schedule

a.

0.40% of the first $50 million;

b.

0.30% of the next $200 million and

c.

0.25% on all balances over $250 million.

3.

The fee payable under the Subadvisory Agreement shall then be computed by multiplying the aggregate fee by the ratio of the net assets of the Discovery Fund to the sum of the net assets of both Funds.

Pursuant to a Subadvisory Agreement with Smith Asset Management Group L.P., (“Smith”) the Adviser has undertaken to pay an annual subadvisory fee, paid monthly, to Smith with respect to the Select Growth Fund, according to the following schedule:

1.

The daily net assets of the Life Series Select Growth Fund shall be aggregated with the net assets (if any) of the First Investors Select Growth Fund, a series of First Investors Equity Funds, that are being managed by Smith.

2.

An aggregate fee shall then be computed on the sum as if the two Funds were combined using the following schedule:

a.

0.40% of the first $50 million;

b.

0.30% of the next $200 million and

c.

0.25% on all balances over $250 million.

3.

The fee payable under the Subadvisory Agreement shall then be computed by multiplying the aggregate fee by the ratio of net assets of the Life Series Select Growth Fund to the sum of the net assets of both Funds that are being  managed by Smith.

Pursuant to a Subadvisory Agreement with Vontobel Asset Management, Inc. (formerly named Vontobel USA Inc.)  (“Vontobel”) the Adviser has undertaken to pay an annual subadvisory fee, paid monthly, to Vontobel with respect to the International Fund, according to the following schedule:

1.

The daily net assets of the Life Series International Fund shall be aggregated with the net assets (if any) of the First Investors International Fund, a series of First Investors Equity Funds, that are being managed by Vontobel.

2.

An aggregate fee shall then be computed on the sum as if the two series were combined using the following schedule:

a.

0.50% of the first $100 million;

b.

0.35% of the next $100 million;

c.

0.30% of the next $800 million; and

d.

0.25% on the balance over $1 billion

3.   The fee payable under the Subadvisory Agreement shall then be computed by multiplying the aggregate fee by the ratio of net assets of the Life Series International Fund to the sum of the net assets of both series that are being managed by Vontobel.

The following table reflects subadvisory fees paid with respect to each Fund listed for the fiscal years ended December 31, 2005, December 31, 2006, and December 31, 2007.

Subadvisory Fees Paid
Fund	Fiscal Year Ended December 31, 2005	Fiscal Year Ended December 31, 2006	Fiscal Year Ended December 31, 2007
Life Series International Fund	$334,551[1]	$464,632[2]	$581,396
Life Series Growth & Income Fund[3]	$638,414	$523,665	N/A
Life Series Select Growth Fund	$44,049[4]	$45,396[4]	$44,213[5]
Life Series Discovery Fund	$322,147	$431,188	$471,459

1  Reflects subadvisory fees paid to the Fund’s former subadviser, Wellington Management, for the fiscal year ending December 31, 2005.

2  Reflects subadvisory fees paid to the Fund’s former subadviser, Wellington Management, from January 1, 2006 to June 26, 2006 and to the Fund’s current subadviser, Vontobel, from June 27, 2006 to December 31, 2006.

3  Reflects subadvisory fees paid to the Fund’s former subadviser, Wellington Management, for the fiscal year ending December 31, 2005 and from January 1, 2006 to October 13, 2006.

4  Reflects subadvisory fees paid to the Fund’s former subadviser, Wellington Management, for the fiscal years ending December 31, 2005 and December 31, 2006.

5  Reflects subadvisory fees paid to the Fund’s former subadviser, Wellington Management, from January 1, 2007 to June 6, 2007 and to the Fund’s current subadviser, Smith, from July 26, 2007 to December 31, 2007.

PORTFOLIO MANAGERS

The following provides certain information for the portfolio managers of the Adviser who have responsibility for the daily management of some Funds.  In addition, Paradigm Capital Management, Vontobel and Smith have provided information below regarding their portfolio managers.

A. Other Accounts Managed by Portfolio Managers for Fiscal Year Ended December 31, 2007
Name of Portfolio Manager and Fund(s) Covered by this SAI	Other Accounts Managed	Number of Other Accounts	Total Assets of Other Accounts (in millions)	Number of Accounts which Advisory Fee is Based on Account Performance	Total Assets in the Accounts which Advisory Fee is Based on Account Performance (in millions)
FIMCO’s Portfolio Managers:
Clark D. Wagner:	Other Registered Investment Companies	22	$2,374.4	0	$0
Life Series Government Fund Life Series Investment Grade Fund	Other Pooled Investment Vehicles	1	$21.9	0	$0
Life Series Target Maturity 2010 Fund Life Series Target Maturity 2015 Fund	Other Accounts	2	$302.7	0	$0
Edwin D. Miska	Other Registered Investment Companies	3	$1,733.0	0	$0
Life Series Growth & Income Fund	Other Pooled Investment Vehicles	1	$21.9	0	$0
	Other Accounts	1	$57.3	0	$0
Matthew S. Wright:	Other Registered Investment Companies	2	$957.7	0	$0
Life Series Blue Chip Fund Life Series Value Fund	Other Pooled Investment Vehicles	0	$0	0	$0
	Other Accounts	0	$0	0	$0
Greg Miller:	Other Registered Investment Companies	1	$598.2	0	$0
Life Series High Yield Fund	Other Pooled Investment Vehicles	0	$0	0	$0
	Other Accounts	0	$0	0	$0
Richard T. Bourke:	Other Registered Investment Companies	1	$598.2	0	$0
Life Series High Yield Fund	Other Pooled Investment Vehicles	0	$0	0	$0
	Other Accounts	0	$0	0	$0
Steve Chan:	Other Registered Investment Companies	1	$307.3	0	$0
Life Series Investment Grade Fund	Other Pooled Investment Vehicles	0	$0	0	$0
	Other Accounts	0	$0	0	$0
Constance Unger: Assistant Portfolio Manager	Other Registered Investment Companies	1	$539.2	0	$0
	Other Pooled Investment Vehicles	0	$0	0	$0
Life Series Blue Chip Fund	Other Accounts	0	$0	0	$0

Name of Portfolio Manager and Funds Covered by this SAI	Other Accounts Managed	Number of Other Accounts	Total Assets of Other Accounts (in millions)	Number of Accounts which Advisory Fee is Based on Account Performance	Total Assets in the Accounts which Advisory Fee is Based on Account Performance (in millions)
Paradigm Capital Management’s Portfolio Managers:
Jonathan S. Vyorst:	Other Registered Investment Companies	3	$438.9	0	$0
Life Series Discovery Fund	Other Pooled Investment Vehicles	0	$0	0	$0
	Other Accounts	82	$583.5	0	$0
Jason V. Ronovech:	Other Registered Investment Companies	4	$444.5	0	$0
Life Series Discovery Fund	Other Pooled Investment Vehicles	0	$0	0	$0
	Other Accounts	14	$526.0	0	$0
Vontobel’s Portfolio Manager:
Rajiv Jain:	Other Registered Investment Companies	4	$2,000.0	0	$0
Life Series International Fund	Other Pooled Investment Vehicles	16	$5,200.0	1	$27.7
	Other Accounts	6	$1,300.0	1	$814.0
Smith’s Portfolio Managers:
Stephen S. Smith:	Other Registered Investment Companies	6	$938.9	1	$171.2
Life Series Select Growth Fund	Other Pooled Investment Vehicles	6	$193.1	0	$0
	Other Accounts	347	$4,986.6	5	$262.1
John D. Brim:	Other Registered Investment Companies	6	$938.9	1	$171.2
Life Series Select Growth Fund	Other Pooled Investment Vehicles	6	$193.1	0	$0
	Other Accounts	347	$4,986.6	5	$262.1
Royce W. Medlin:	Other Registered Investment Companies	6	$938.9	1	$171.2
Life Series Select Growth Fund	Other Pooled Investment Vehicles	6	$193.1	0	$0
	Other Accounts	347	$4,986.6	5	$262.1
John D. Ingle, Jr.:	Other Registered Investment Companies	6	$938.9	1	$171.2
Life Series Select Growth Fund	Other Pooled Investment Vehicles	6	$193.1	0	$0
	Other Accounts	347	$4,986.6	5	$262.1
A. Michelle Pryor:	Other Registered Investment Companies	6	$938.9	1	$171.2
Life Series Select Growth Fund	Other Pooled Investment Vehicles	6	$193.1	0	$0
	Other Accounts	347	$4,986.6	5	$262.1

B.  Potential Conflicts of Interest in Other Managed Accounts for Fiscal Year Ended December 31, 2007

FIMCO’s Portfolio Managers:

Each of the FIMCO portfolio managers manages at least one First Investors mutual fund in addition to a Fund or Funds that are covered by this SAI.  In many cases, these other First Investors Funds are managed similarly to the Funds that are shown in this SAI, except to the extent required by differences in cash flow, investment policy, or law. Mr. Miska participates in the day-to-day management of First Investors’ profit sharing plan and FIMCO’s own investment account.  Mr. Wagner also participates in the day-to-day management of First Investors’ profit sharing plan, the general account of our life insurance company affiliate and FIMCO’s own investment account.  Portions of these non-fund accounts may be managed similarly to one or more of the Funds covered by this SAI.

The side-by-side management of two or more First Investors Funds or non-fund accounts presents a variety of potential conflicts of interest.  For example, the portfolio manager may purchase or sell securities for one portfolio and not another portfolio, and the performance of securities purchased for one portfolio may vary from the performance of securities purchased for other portfolios.  A FIMCO portfolio manager may also want to buy the same security for two Funds that he manages or a Fund and a non-fund account. In some cases, there may not be sufficient amounts of the security available (for example, in the case of a hot initial public offering (“IPO”) or new bond offering) to cover the needs of all of the accounts managed by a FIMCO portfolio manager or the buying activity of the accounts could affect the market value of the security.  Similar potential conflicts could arise when two or more Fund or non-fund accounts managed by the same portfolio manager or managers want to sell the same security at the same time.  Finally, a portfolio manager may want to sell a security that is held by a Fund or non-fund account and at the same time buy the same security for another one of his accounts.  This could occur even if the accounts were managed similarly because, for example, the two accounts have different cash flows.

FIMCO has adopted a variety of policies and procedures to address these potential conflicts of interest and to ensure that each Fund and non-fund account is treated fairly.  For example, FIMCO has adopted policies for bunching and allocating trades when two or more Funds or non-fund accounts wish to buy or sell the same security at the same time.  These policies prescribe the procedures for placing orders in such circumstances, determining allocations in the event that such orders cannot be fully executed, and determining the price to be paid or received by each account in the event that orders are executed in stages.  FIMCO has also adopted special policies that address investments in IPOs and new bond offerings, the side-by-side management of Funds and the non-fund accounts, and internal crosses between FIMCO-managed accounts that are effected under Rule 17a-7 of the Investment Comp any Act.  FIMCO’s Investment Compliance Manager also conducts reviews of trading activity to monitor for compliance with these policies and procedures.  FIMCO has also adopted a Code of Ethics restricting the personal securities trading and conduct of portfolio managers of the Funds.

Paradigm Capital Management’s Portfolio Managers:

Each of the Paradigm Capital Management’s portfolio managers also manages one other First Investors mutual fund other than the Fund covered by this SAI, other mutual funds, and multiple institutional accounts. The other First Investors mutual fund is managed similarly to the Fund that is covered by this SAI, except to the extent required by differences in cash flow, investment policy or law.  The side-by-side management of First Investors Funds and the other accounts presents a variety of potential conflicts of interest.  For example, the portfolio manager may purchase or sell securities for one portfolio and not another portfolio, and the performance of securities purchased for one portfolio may vary from the performance of securities purchased for other portfolios.  The portfolio manager may also want to buy the same security for the two Funds that they manage or a fund and a non-fund account.  In some cases, there may not be sufficient amounts of the securities available to cover the needs of all the accounts managed by Paradigm Capital Management.

Paradigm Capital Management’s goal is to treat all clients fairly and provide high quality investment services. Paradigm Capital Management has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, that it believes address the conflicts associated with managing multiple accounts.  Paradigm Capital Management utilizes a pro-rata allocation methodology for the purchase and sale of securities common to more than one portfolio.  An exception to the pro-rata allocation methodology can be made for tax considerations and specific client mandates, including directed brokerage specifications.

Vontobel’s Portfolio Manager:

Vontobel’s portfolio manager is responsible for the day-to-day management of one other First Investors mutual fund other than the Fund covered by this SAI, other mutual funds, multiple pooled vehicles, and institutional account(s).  The portfolio manager has a team of analysts that conduct screening of companies that must meet Vontobel’s strict investment criteria.  This screening process yields an investment universe from which each portfolio that Vontobel manages is built.  The side-by-side management of First Investors Funds and other accounts presents a variety of potential conflicts of interest.  For example, the portfolio manager may purchase or sell securities for one portfolio and not another portfolio.  The performance of securities within one portfolio may differ from the performance of securities in another portfolio.  In some cases, there may not be a sufficient amount of securities available to fulfill the complete allocation of said securities amongst all client accounts.

It is the goal of Vontobel, as a fiduciary, to treat all clients in a fair and equitable manner. Vontobel has designed policies and procedures, including policies and procedures for brokerage and trade allocation. Vontobel believes that the policies and procedures it has implemented are reasonably designed to detect and remedy the types of conflicts associated with managing multiple portfolios.

Smith’s Portfolio Managers:

Smith’s portfolio managers are responsible for the day-to-day management of one other First Investors mutual fund other than the Fund covered by this SAI, other mutual funds, multiple pooled vehicles and multiple institutional accounts.  Potential conflicts of interest may be presented in connection with the portfolio manager’s management of the Fund’s investments, on one hand, and the investments of other accounts, on the other, such as conflicts of interest related to the aggregation of trades, the allocation of investment opportunities, contrary client positions and employee securities trading.  Smith has established written policies and procedures relating to its investment management and trading practices that are designed to ensure that such conflicts are addressed appropriately and that clients are treated fairly.  On occasion, employees of Smith may purchase or sell, for their own accounts, securities also invested in by clients or recommended to clients.  Smith maintains a code of ethics that is designed to prevent the conflicts of interest presented by employees’ personal securities transactions.

C.   Structure of Portfolio Managers Compensation for Fiscal Year Ended December 31, 2007

FIMCO’s Portfolio Managers:

Each FIMCO portfolio manager of each Fund covered by this SAI receives a salary. Each portfolio manager also receives a bonus with respect to each Fund that he or she manages, except for the Cash Management, Target Maturity 2010 and Target Maturity 2015 Funds, if the Fund’s performance ranks in the middle quintile or higher of the funds in its selected Lipper Peer Group as of the end of the calendar year.  For this purpose, each Life Series Fund’s performance is adjusted to reflect the expenses of the retail version of the same or similarly managed Fund, which is also managed by the same portfolio manager.  The rate of the bonus (in basis points) increases in steps as the Fund’s performance ranking increases within the Fund’s selected Lipper Peer Group.  A portion of the bonus is dependent on other performance factors, including the portfolio manager’s compliance record.  The amount of the bonus is computed by multiplying the applicable bonus rate by the average net management fee received by FIMCO for managing the Fund during the year.  In the case of a Fund that has more than one portfolio manager, the bonus may be shared.  In addition to the bonuses that they may receive on the Funds that they manage, FIMCO’s Directors of Equities and Fixed Income are also entitled to receive a percentage of any bonus that is earned by a portfolio manager who reports to them.  All bonuses (including those earned by the Directors of Equities and Fixed Income) are paid as follows:  one-third of the bonus is paid within the first quarter of the following year.  The remaining amount is invested in the retail version of the Fund and then paid in two installments over the next two years.  In the case of each bonus installment, the portfolio manager must remain actively employed and be in good standing with FIMCO until each installment is paid; otherwise the installment i s forfeited.  Each portfolio manager is also entitled to participate on the same basis as other employees in the profit sharing and deferred bonus plans that are offered by FIMCO’s parent company.  The amount that is contributed to these plans is determined in the sole discretion of the parent company based upon the overall profitability of FIMCO and its affiliates from all lines of business.  The profitability of FIMCO is an important factor in determining the amount of this contribution.

The following chart shows each Fund’s Lipper Peer Group for purposes of determining each portfolio manager’s potential bonus for the fiscal year ended December 31, 2007.

Fund	Lipper Peer Group
Government Fund	Lipper GNMA Funds
Blue Chip Fund	Lipper Large-Cap Core Funds
Growth & Income Fund	Lipper Multi-Cap Core Funds
High Yield Fund	Lipper High Yield Bond Funds
Investment Grade Fund	Lipper Corporate Debt BBB Rated Funds
Value Fund	Lipper Equity Income Funds

Mr. Wagner is also primarily responsible for managing the fixed income investments in the company’s own profit sharing plan, the investment accounts of FIMCO and its life insurance company affiliate (collectively, “the company’s proprietary accounts”). Mr. Miska is primarily responsible for managing the equity investments in the company’s profit sharing plan and the investment accounts of FIMCO. Mr. Wagner and Mr. Miska do not receive any compensation (apart from their normal FIMCO salary and entitlement to participate on the same basis as other employees in the company’s profit sharing and deferred bonus plans) for managing the investments of the company’s proprietary accounts.  Nor do they receive any form of bonus for assisting in the management of the company’s proprietary accounts.  Although Messrs. Wagner and Miska do not receive any compensation or bonus for managing the company’s proprietary accounts, as discussed above, they are participants in the company’s profit sharing and deferred bonus plans.  Moreover, the company’s proprietary accounts invest in assets that are eligible investments for the Funds that Messrs. Wagner and Miska manage or oversee in their capacities as Directors of Fixed Income and Equities.  Thus, in theory, they could have an economic incentive to favor the company’s proprietary accounts over the Funds in determining which investments to buy, sell or hold.  FIMCO monitors trading in the company’s proprietary accounts to address such potential conflicts.

Paradigm Capital Management’s Portfolio Managers:

Messrs. Ronovech’s and Vyorst’s compensation, which is paid by Paradigm, for managing the Discovery Fund, other investment companies, and/or high net worth accounts, consists of a base salary plus a discretionary bonus. The discretionary bonus is based on a combination of their performance versus the benchmark, and their performance versus their peers.  In addition, Mr. Vyorst receives a fixed percentage of the fees earned for the high net worth assets he manages.

In addition, Mr. Ronovech and Mr. Vyorst participate in Paradigm Capital Management’s Employee Stock Ownership Plan.  Under the Employee Stock Ownership Plan, each share increases in value as revenues grow.

Fund	Benchmark Index and/or Peer Group
Discovery Fund	Russell 2000 Index

Vontobel’s Portfolio Manager:

Mr. Jain receives a base salary plus a percentage share in the advisory fee revenue that the assets under management in his strategies generate.  A significant part of his revenue share is deferred.  The portfolio manager’s compensation is paid by Vontobel.

Smith’s Portfolio Managers:

Smith is paid a fee based on the assets under management as set forth in the Subadvisory Agreement between Smith and FIMCO on behalf of the Fund.  Smith pays its portfolio managers out of its total revenues and other resources, including fees earned as determined under the Subadvisory Agreement.

All Portfolio Managers receive a base salary plus a bonus that reflects his or her overall performance and contribution to Smith.  Performance is evaluated on several quantitative and qualitative criteria including quality of stock research, investment performance (which is based on multiple factors that Smith takes into consideration), client service, quantitative research, and marketing.  As a mechanism for retaining key personnel, Smith has an active program to distribute partnership shares to all key employees.

D. Portfolio Manager Fund Ownership for Fiscal Year Ended December 31, 2007
FIMCO’s Portfolio Managers:
Name	Funds Covered by this SAI	Dollar Range of Fund Ownership (dollars)
Clark D. Wagner	Life Series Government Fund	None
	Life Series Investment Grade Fund	None
	Life Series Target Maturity 2010 Fund	None
	Life Series Target Maturity 2015 Fund	None
Edwin D. Miska	Life Series Growth & Income Fund	None
Greg Miller	Life Series High Yield Fund	None
Richard T. Bourke	Life Series High Yield Fund	None
Matthew S. Wright	Life Series Blue Chip Fund	None
	Life Series Value Fund	None
Steve Chan	Life Series Investment Grade Fund	None
Constance Unger	Life Series Blue Chip Fund	None

Paradigm Capital Management’s Portfolio Managers:
Name	Funds Covered by this SAI	Dollar Range of Fund Ownership (dollars)
Jonathan S. Vyorst	Life Series Discovery Fund	None
Jason V. Ronovech	Life Series Discovery Fund	None

Vontobel’s Portfolio Manager:
Name	Funds Covered by this SAI	Dollar Range of Fund Ownership (dollars)
Rajiv Jain	Life Series International Fund	None

Smith’s Portfolio Managers:
Name	Funds Covered by this SAI	Dollar Range of Fund Ownership (dollars)
Stephen S. Smith	Life Series Select Growth Fund	None
John D. Brim	Life Series Select Growth Fund	None
Royce W. Medlin	Life Series Select Growth Fund	None
John D. Ingle, Jr.	Life Series Select Growth Fund	None
A. Michelle Pryor	Life Series Select Growth Fund	None

ALLOCATION OF PORTFOLIO BROKERAGE

Part II of this SAI describes the brokerage allocation policies of the First Investors Funds.  Set forth below are tables containing information concerning the commissions paid by the Funds for the prior three fiscal years as well as any investments that they have made in their regular broker-dealers (or their parent companies) during the past fiscal year.  In addition, the amounts listed below under “Commissions Paid for Research Services” and “Transactions for Which Commissions Paid for Research Services” include only commissions paid for third-party research. The Funds also direct commissions to full service broker-dealers that offer proprietary research on a “bundled” basis. The amounts paid to full service broker-dealers are included below under “Total Commissions Paid” but are not reflected in the other two columns.

Commissions Paid Fiscal Year Ended 12/31/05
Fund	Total Commissions Paid	Commissions Paid for Research Services	Transactions for Which Commissions Paid for Research Services
Blue Chip Fund	$178,411	$20,655	$18,225,672
Cash Management Fund	$0	$0	$0
Discovery Fund	$378,926	$84,755	$48,313,128
Government Fund	$0	$0	$0
Growth & Income Fund[1]	$413,224	$65,790	$61,170,434
High Yield Fund	$836	$0	$0
International Fund[1]	$269,571	$37,547	$23,640,564
Investment Grade Fund	$0	$0	$0
Select Growth Fund[1]	$8,370	$1,232	$1,315,138
Target Maturity 2010 Fund	$0	$0	$0
Target Maturity 2015 Fund	$0	$0	$0
Value Fund	$53,209	$7,694	$5,159,392

1  Reflects commissions paid by the Fund while it was managed by the former subadviser, Wellington Management, for the fiscal year ending December 31, 2005.

Commissions Paid Fiscal Year Ended 12/31/06
Fund	Total Commissions Paid	Commissions Paid for Research Services	Transactions for Which Commissions Paid for Research Services
Blue Chip Fund	$33,329	$9,900	$6,639,044
Cash Management Fund	$0	$0	$0
Discovery Fund[1]	$177,753	$0	$0
Government Fund	$0	$0	$0
Growth & Income Fund[2]	$515,534	$69,260	$58,930,197
High Yield Fund	$970	$0	$0
International Fund[3]	$434,900	$26,087	$19,335,156
Investment Grade Fund	$0	$0	$0
Select Growth Fund[4]	$8,995	$937	$1,166,135
Target Maturity 2010 Fund	$0	$0	$0
Target Maturity 2015 Fund	$0	$0	$0
Value Fund	$41,779	$11,608	$5,232,925

1 Beginning on May 18, 2006, the Trustees authorized the Fund’s subadviser, Paradigm Capital Management, to pay commissions generated by the Discovery Fund to an affiliated broker-dealer, CL King & Associates (“CL King”) in accordance with procedures adopted by the Discovery Fund pursuant to Rule 17e-1 of the 1940 Act. During the fiscal year ended December 31, 2006, the Discovery Fund: (i) paid $62,202 in commissions to CL King, representing 35.22% of its Total Commissions Paid; and (ii) engaged in transactions with CL King valued at $73,670,344, representing 43.13% of its aggregate transactions.

2 Reflects commissions paid by the Fund while it was managed by the former subadviser, Wellington Management, from January 1, 2006 to October 13, 2006.

3 Reflects commissions paid by the Fund while it was managed by the former subadviser, Wellington Management, from January 1, 2006 to June 26, 2006 and commissions paid by the Fund to the current subadviser, Vontobel, from June 27, 2006 to December 31, 2006.

4  Reflects commissions paid by the Fund while it was managed by the former subadviser, Wellington Management, for the fiscal year ended December 31, 2006.

Commissions Paid Fiscal Year Ended 12/31/07
Fund	Total Commissions Paid	Commissions Paid for Research Services	Transactions for Which Commissions Paid for Research Services
Blue Chip Fund	$34,272	$20,279	$12,616,081
Cash Management Fund	$0	$0	$0
Discovery Fund[1]	$188,153	$0	$0
Government Fund	$0	$0	$0
Growth & Income Fund	$274,800	$134,997	$78,877,243
High Yield Fund	$1,112	$0	$0
International Fund	$378,807	$10,833	$164,092,808
Investment Grade Fund	$0	$0	$0
Select Growth Fund[2]	$20,406	$6,852	$9,425,135
Target Maturity 2010 Fund	$0	$0	$0
Target Maturity 2015 Fund	$0	$0	$0
Value Fund	$43,132	$21,419	$11,821,107

1 The Trustees authorized the Fund’s subadviser, Paradigm Capital Management, to pay commissions generated by the Discovery Fund to an affiliated broker-dealer, CL King & Associates (“CL King”), in accordance with procedures adopted by the Discovery Fund pursuant to Rule 17e-1 of the 1940 Act. During the fiscal year ended December 31, 2007, the Discovery Fund: (i) paid $55,762 in commissions to CL King, representing 29.64% of its Total Commissions Paid; and (ii) engaged in transactions with CL King valued at $63,097,240, representing 36.05% of its aggregate transactions.

2 Reflects commissions paid by the Fund while it was managed by the former subadviser, Wellington Management, from January 1, 2007 to June 6, 2007 and commissions paid by the Fund to the current subadviser, Smith, from July 26, 2007 to December 31, 2007.

Ownership of Regular Broker-Dealers and/or their Parent Companies during the Previous Fiscal Year
Fund	Broker-Dealer	Parent Co.	12/31/07 Market Value
Blue Chip Fund:	Bank of America		$2,744,368
	Bank of New York		$2,487,004
	Citigroup		$2,634,880
	JP Morgan Chase & Co.		$2,624,762
	Lehman Brothers Holdings		$458,080
	Merrill Lynch		$934,032
	Morgan Stanley		$1,115,310
	Wachovia		$1,042,022
Cash Management Fund:	Bank of America		$688,419
	Bank of New York		$0
	JP Morgan Chase & Co.		$668,494
	Merrill Lynch		$0
	Wachovia		$0
Discovery Fund:	Citigroup		$0
Government Fund:	None		$0

Ownership of Regular Broker-Dealers and/or their Parent Companies during the Previous Fiscal Year
Fund	Broker-Dealer	Parent Co.	12/31/07 Market Value
Growth & Income Fund:	Bank of America		$2,021,740
	Citigroup		$1,295,360
	JP Morgan Chase & Co.		$2,619,000
	Lehman Brothers Holdings		$1,308,800
	Merill Lynch		$944,768
	Morgan Stanley		$1,317,128
	Wachovia		$1,293,020
High Yield Fund:	None		$0
International Fund:	None		$0
Investment Grade Fund:	Bank of America		$322,661
	Citigroup		$0
	First Union National Bank	Bank of America	$269,590
	Fleet Capital	Bank of America	$311,724
	Goldman Sachs		$282,730
	JP Morgan Chase & Co.		$293,010
	Lehman Brothers Holdings		$303,366
	Morgan Stanley		$400,460
Select Growth Fund:	Bank of America		$0
	Bank of New York		$229,172
	Citigroup		$0
	Merill Lynch		$0
	UBS-AG		$0
Target Maturity 2010 Fund:	None		$0
Target Maturity 2015 Fund:	None		$0
Value Fund:	Bank of America		$893,485
	Bank of New York		$1,159,171
	Citigroup		$869,964
	JP Morgan Chase & Co.		$999,585
	Lehman Brothers Holdings		$0
	Merrill Lynch		$574,376
	Morgan Stanley		$0
	Wachovia		$0

TAXES

Information concerning tax laws applicable to the Funds is set forth in Part II of this SAI.

BENEFICIAL OWNERSHIP INFORMATION

As of April 4, 2008, First Investors Life Insurance Company owned of record or beneficially owned 100% of the outstanding shares of each Fund.

FINANCIAL STATEMENTS

The Funds incorporate by reference the financial statements and reports of an independent registered public accounting firm contained in the annual reports to shareholders for the fiscal year ended December 31, 2007.

APPENDIX A
INVESTMENT STRATEGIES USED BY THE FIRST INVESTORS LIFE SERIES FUNDS

The investment strategies used by each Fund, including strategies to invest in particular types of securities or financial instruments, are listed below.  The investment strategies that each Fund currently uses or currently anticipates using are noted by a check (✓) mark.  The investment strategies that each Fund does not currently anticipate using are noted by a dash (─) mark.  Each Fund reserves the right to alter its investment strategies or to use other strategies to the extent permitted by its investment policies and applicable regulatory requirements.  The investment policies of each Fund are set forth in its prospectus and Appendix B of this SAI.  The investment strategies listed below, and their associated risks, are described in Part II of this SAI.

Investment Strategies Used by the First Investors Life Series Funds

Blue Chip Fund	✓ Fund uses or currently anticipates using	─ Fund does not currently anticipate using
Debt Securities	✓
Commercial Paper and Other Short-Term Investments	✓
Corporate Bonds and Notes	✓
Convertible Debt Securities	─
High Yield Securities	─
Mortgage-Backed Securities	─
Other Asset-Backed Securities	─
Municipal Securities	─
Syndicated Bank Loans	─
U.S. Government Securities	✓
Variable and Floating Rate Securities	─
Zero Coupon and Pay-In-Kind Bonds	─
Equity Securities	✓
Common Stocks, Preferred Stocks, and Warrants	✓
Shares of Other Investment Companies	✓
Shares of Exchange Traded Funds	✓
Real Estate Investment Trusts	✓
Foreign Securities Exposure	✓
Depository Receipts	✓
Foreign Securities Traded in the U.S.	✓
Foreign Securities Traded in Foreign Markets	✓
Foreign Securities Traded in Emerging Markets	─
Foreign Currency	─
Derivatives	─
Credit-Linked Securities	─
Inverse Floaters	─
Interest Rate Swaps	─
Restricted and Illiquid Securities	✓
When-Issued Securities	✓
Stand-By Commitments	─
Options	─
Futures	─
Repurchase Agreements	─
Temporary Borrowing	✓
Temporary Defensive Investments	✓
Securities Lending	─

Investment Strategies Used by the First Investors Life Series Funds

Cash Management Fund	✓ Fund uses or currently anticipates using	─ Fund does not currently anticipate using
Debt Securities	✓
Commercial Paper and Other Short-Term Investments	✓
Corporate Bonds and Notes	✓
Convertible Debt Securities	─
High Yield Securities	─
Mortgage-Backed Securities	─
Other Asset-Backed Securities	─
Municipal Securities	✓
Syndicated Bank Loans	─
U.S. Government Securities	✓
Variable and Floating Rate Securities	✓
Zero Coupon and Pay-In-Kind Bonds*	✓
Equity Securities	─
Common Stocks, Preferred Stocks, and Warrants	─
Shares of Other Investment Companies	─
Shares of Exchange Traded Funds	─
Real Estate Investment Trusts	─
Foreign Securities Exposure	─
Depository Receipts	─
Foreign Securities Traded in the U.S.	─
Foreign Securities Traded in Foreign Markets	─
Foreign Securities Traded in Emerging Markets	─
Foreign Currency	─
Derivatives	─
Credit-Linked Securities	─
Inverse Floaters	─
Interest Rate Swaps	─
Restricted and Illiquid Securities	✓
When-Issued Securities	─
Stand-By Commitments	─
Options	─
Futures	─
Repurchase Agreements	─
Temporary Borrowing	✓
Temporary Defensive Investments	─
Securities Lending	─

* May invest in Zero Coupon but not in Pay-In-Kind Bonds.

Investment Strategies Used by the First Investors Life Series Funds

Discovery Fund	✓ Fund uses or currently anticipates using	─ Fund does not currently anticipate using
Debt Securities	✓
Commercial Paper and Other Short-Term Investments	✓
Corporate Bonds and Notes	─
Convertible Debt Securities	✓
High Yield Securities	─
Mortgage-Backed Securities	─
Other Asset-Backed Securities	─
Municipal Securities	─
Syndicated Bank Loans	─
U.S. Government Securities	✓
Variable and Floating Rate Securities	─
Zero Coupon and Pay-In-Kind Bonds	─
Equity Securities	✓
Common Stocks, Preferred Stocks, and Warrants	✓
Shares of Other Investment Companies	✓
Shares of Exchange Traded Funds	✓
Real Estate Investment Trusts	✓
Foreign Securities Exposure	✓
Depository Receipts	✓
Foreign Securities Traded in the U.S.	✓
Foreign Securities Traded in Foreign Markets	─
Foreign Securities Traded in Emerging Markets	─
Foreign Currency	─
Derivatives	─
Credit-Linked Securities	─
Inverse Floaters	─
Interest Rate Swaps	─
Restricted and Illiquid Securities	✓
When-Issued Securities	✓
Stand-By Commitments	─
Options	─
Futures	─
Repurchase Agreements	─
Temporary Borrowing	✓
Temporary Defensive Investments	✓
Securities Lending	─

Investment Strategies Used by the First Investors Life Series Funds

Government Fund	✓ Fund uses or currently anticipates using	─ Fund does not currently anticipate using
Debt Securities	✓
Commercial Paper and Other Short-Term Investments	✓
Corporate Bonds and Notes	─
Convertible Debt Securities	─
High Yield Securities	─
Mortgage-Backed Securities	✓
Other Asset-Backed Securities	─
Municipal Securities	─
Syndicated Bank Loans	─
U.S. Government Securities	✓
Variable and Floating Rate Securities	─
Zero Coupon and Pay-In-Kind Bonds	─
Equity Securities	─
Common Stocks, Preferred Stocks, and Warrants	─
Shares of Other Investment Companies	─
Shares of Exchange Traded Funds	─
Real Estate Investment Trusts	─
Foreign Securities Exposure	─
Depository Receipts	─
Foreign Securities Traded in the U.S.	─
Foreign Securities Traded in Foreign Markets	─
Foreign Securities Traded in Emerging Markets	─
Foreign Currency	─
Derivatives	─
Credit-Linked Securities	─
Inverse Floaters	─
Interest Rate Swaps	─
Restricted and Illiquid Securities	✓
When-Issued Securities	✓
Stand-By Commitments	─
Options	─
Futures	─
Repurchase Agreements	─
Temporary Borrowing	✓
Temporary Defensive Investments	✓
Securities Lending	─

Investment Strategies Used by the First Investors Life Series Funds

Growth & Income Fund	✓ Fund uses or currently anticipates using	─ Fund does not currently anticipate using
Debt Securities	✓
Commercial Paper and Other Short-Term Investments	✓
Corporate Bonds and Notes	✓
Convertible Debt Securities	✓
High Yield Securities	✓
Mortgage-Backed Securities	─
Other Asset-Backed Securities	─
Municipal Securities	─
Syndicated Bank Loans	─
U.S. Government Securities	✓
Variable and Floating Rate Securities	─
Zero Coupon and Pay-In-Kind Bonds	─
Equity Securities	✓
Common Stocks, Preferred Stocks, and Warrants	✓
Shares of Other Investment Companies	✓
Shares of Exchange Traded Funds	✓
Real Estate Investment Trusts	✓
Foreign Securities Exposure	✓
Depository Receipts	✓
Foreign Securities Traded in the U.S.	✓
Foreign Securities Traded in Foreign Markets	✓
Foreign Securities Traded in Emerging Markets	─
Foreign Currency	─
Derivatives	─
Credit-Linked Securities	─
Inverse Floaters	─
Interest Rate Swaps	─
Restricted and Illiquid Securities	✓
When-Issued Securities	✓
Stand-By Commitments	─
Options	─
Futures	─
Repurchase Agreements	─
Temporary Borrowing	✓
Temporary Defensive Investments	✓
Securities Lending	─

Investment Strategies Used by the First Investors Life Series Funds

High Yield Fund	✓ Fund uses or currently anticipates using	─ Fund does not currently anticipate using
Debt Securities	✓
Commercial Paper and Other Short-Term Investments	✓
Corporate Bonds and Notes	✓
Convertible Debt Securities	✓
High Yield Securities	✓
Mortgage-Backed Securities	✓
Other Asset-Backed Securities	✓
Municipal Securities	✓
Syndicated Bank Loans	✓
U.S. Government Securities	✓
Variable and Floating Rate Securities	✓
Zero Coupon and Pay-In-Kind Bonds	✓
Equity Securities	✓
Common Stocks, Preferred Stocks, and Warrants	✓
Shares of Other Investment Companies	✓
Shares of Exchange Traded Funds	─
Real Estate Investment Trusts	─
Foreign Securities Exposure	✓
Depository Receipts	─
Foreign Securities Traded in the U.S.	✓
Foreign Securities Traded in Foreign Markets	✓
Foreign Securities Traded in Emerging Markets	─
Foreign Currency	─
Derivatives	✓
Credit-Linked Securities	✓
Inverse Floaters	─
Interest Rate Swaps	─
Restricted and Illiquid Securities	✓
When-Issued Securities	✓
Stand-By Commitments	─
Options	─
Futures	─
Repurchase Agreements	─
Temporary Borrowing	✓
Temporary Defensive Investments	✓
Securities Lending	✓

Investment Strategies Used by the First Investors Life Series Funds

International Fund	✓ Fund uses or currently anticipates using	─ Fund does not currently anticipate using
Debt Securities	✓
Commercial Paper and Other Short-Term Investments	✓
Corporate Bonds and Notes	─
Convertible Debt Securities	─
High Yield Securities	─
Mortgage-Backed Securities	─
Other Asset-Backed Securities	─
Municipal Securities	─
Syndicated Bank Loans	─
U.S. Government Securities	✓
Variable and Floating Rate Securities	─
Zero Coupon and Pay-In-Kind Bonds	─
Equity Securities	✓
Common Stocks, Preferred Stocks, and Warrants	✓
Shares of Other Investment Companies	✓
Shares of Exchange Traded Funds	✓
Real Estate Investment Trusts	✓
Foreign Securities Exposure	✓
Depository Receipts	✓
Foreign Securities Traded in the U.S.	✓
Foreign Securities Traded in Foreign Markets	✓
Foreign Securities Traded in Emerging Markets	✓
Foreign Currency	✓
Derivatives	✓
Credit-Linked Securities	─
Inverse Floaters	─
Interest Rate Swaps	─
Restricted and Illiquid Securities	✓
When-Issued Securities	✓
Stand-By Commitments	─
Options	✓
Futures	✓
Repurchase Agreements	─
Temporary Borrowing	✓
Temporary Defensive Investments	✓
Securities Lending	─

Investment Strategies Used by the First Investors Life Series Funds

Investment Grade Fund	✓ Fund uses or currently anticipates using	─ Fund does not currently anticipate using
Debt Securities	✓
Commercial Paper and Other Short-Term Investments	✓
Corporate Bonds and Notes	✓
Convertible Debt Securities	✓
High Yield Securities	✓
Mortgage-Backed Securities	✓
Other Asset-Backed Securities	✓
Municipal Securities	✓
Syndicated Bank Loans	─
U.S. Government Securities	✓
Variable and Floating Rate Securities	✓
Zero Coupon and Pay-In-Kind Bonds	✓
Equity Securities	✓
Common Stocks, Preferred Stocks, and Warrants	✓
Shares of Other Investment Companies	✓
Shares of Exchange Traded Funds	─
Real Estate Investment Trusts	─
Foreign Securities Exposure	✓
Depository Receipts	─
Foreign Securities Traded in the U.S.	✓
Foreign Securities Traded in Foreign Markets	─
Foreign Securities Traded in Emerging Markets	─
Foreign Currency	─
Derivatives	✓
Credit-Linked Securities	✓
Inverse Floaters	─
Interest Rate Swaps	─
Restricted and Illiquid Securities	✓
When-Issued Securities	✓
Stand-By Commitments	─
Options	─
Futures	─
Repurchase Agreements	─
Temporary Borrowing	✓
Temporary Defensive Investments	✓
Securities Lending	─

Investment Strategies Used by the First Investors Life Series Funds

Select Growth Fund	✓ Fund uses or currently anticipates using	─ Fund does not currently anticipate using
Debt Securities	✓
Commercial Paper and Other Short-Term Investments	✓
Corporate Bonds and Notes	─
Convertible Debt Securities	─
High Yield Securities	─
Mortgage-Backed Securities	─
Other Asset-Backed Securities	─
Municipal Securities	─
Syndicated Bank Loans	─
U.S. Government Securities	─
Variable and Floating Rate Securities	─
Zero Coupon and Pay-In-Kind Bonds	─
Equity Securities	✓
Common Stocks, Preferred Stocks, and Warrants	✓
Shares of Other Investment Companies	✓
Shares of Exchange Traded Funds	✓
Real Estate Investment Trusts	✓
Foreign Securities Exposure	✓
Depository Receipts	✓
Foreign Securities Traded in the U.S.	✓
Foreign Securities Traded in Foreign Markets	─
Foreign Securities Traded in Emerging Markets	─
Foreign Currency	─
Derivatives	─
Credit-Linked Securities	─
Inverse Floaters	─
Interest Rate Swaps	─
Restricted and Illiquid Securities	✓
When-Issued Securities	─
Stand-By Commitments	─
Options	─
Futures	─
Repurchase Agreements	─
Temporary Borrowing	✓
Temporary Defensive Investments	─
Securities Lending	─

Investment Strategies Used by the First Investors Life Series Funds

Target Maturity 2010 Fund	✓ Fund uses or currently anticipates using	─ Fund does not currently anticipate using
Debt Securities	✓
Commercial Paper and Other Short-Term Investments	✓
Corporate Bonds and Notes	─
Convertible Debt Securities	─
High Yield Securities	─
Mortgage-Backed Securities	─
Other Asset-Backed Securities	─
Municipal Securities	─
Syndicated Bank Loans	─
U.S. Government Securities	✓
Variable and Floating Rate Securities	─
Zero Coupon and Pay-In-Kind Bonds	✓
Equity Securities	─
Common Stocks, Preferred Stocks, and Warrants	─
Shares of Other Investment Companies	─
Shares of Exchange Traded Funds	─
Real Estate Investment Trusts	─
Foreign Securities Exposure	─
Depository Receipts	─
Foreign Securities Traded in the U.S.	─
Foreign Securities Traded in Foreign Markets	─
Foreign Securities Traded in Emerging Markets	─
Foreign Currency	─
Derivatives	─
Credit-Linked Securities	─
Inverse Floaters	─
Interest Rate Swaps	─
Restricted and Illiquid Securities	─
When-Issued Securities	─
Stand-By Commitments	─
Options	─
Futures	─
Repurchase Agreements	─
Temporary Borrowing	✓
Temporary Defensive Investments	✓
Securities Lending	─

Investment Strategies Used by the First Investors Life Series Funds

Target Maturity 2015 Fund	✓ Fund uses or currently anticipates using	─ Fund does not currently anticipate using
Debt Securities	✓
Commercial Paper and Other Short-Term Investments	✓
Corporate Bonds and Notes	─
Convertible Debt Securities	─
High Yield Securities	─
Mortgage-Backed Securities	─
Other Asset-Backed Securities	─
Municipal Securities	─
Syndicated Bank Loans	─
U.S. Government Securities	✓
Variable and Floating Rate Securities	─
Zero Coupon and Pay-In-Kind Bonds	✓
Equity Securities	─
Common Stocks, Preferred Stocks, and Warrants	─
Shares of Other Investment Companies	─
Shares of Exchange Traded Funds	─
Real Estate Investment Trusts	─
Foreign Securities Exposure	─
Depository Receipts	─
Foreign Securities Traded in the U.S.	─
Foreign Securities Traded in Foreign Markets	─
Foreign Securities Traded in Emerging Markets	─
Foreign Currency	─
Derivatives	─
Credit-Linked Securities	─
Inverse Floaters	─
Interest Rate Swaps	─
Restricted and Illiquid Securities	─
When-Issued Securities	─
Stand-By Commitments	─
Options	─
Futures	─
Repurchase Agreements	─
Temporary Borrowing	✓
Temporary Defensive Investments	✓
Securities Lending	─

Investment Strategies Used by the First Investors Life Series Funds

Value Fund	✓ Fund uses or currently anticipates using	─ Fund does not currently anticipate using
Debt Securities	✓
Commercial Paper and Other Short-Term Investments	✓
Corporate Bonds and Notes	✓
Convertible Debt Securities	✓
High Yield Securities	✓
Mortgage-Backed Securities	─
Other Asset-Backed Securities	─
Municipal Securities	─
Syndicated Bank Loans	─
U.S. Government Securities	✓
Variable and Floating Rate Securities	─
Zero Coupon and Pay-In-Kind Bonds	✓
Equity Securities	✓
Common Stocks, Preferred Stocks, and Warrants	✓
Shares of Other Investment Companies	✓
Shares of Exchange Traded Funds	✓
Real Estate Investment Trusts	✓
Foreign Securities Exposure	✓
Depository Receipts	✓
Foreign Securities Traded in the U.S.	✓
Foreign Securities Traded in Foreign Markets	✓
Foreign Securities Traded in Emerging Markets	─
Foreign Currency	─
Derivatives	─
Credit-Linked Securities	─
Inverse Floaters	─
Interest Rate Swaps	─
Restricted and Illiquid Securities	✓
When-Issued Securities	✓
Stand-By Commitments	─
Options	✓
Futures	─
Repurchase Agreements	─
Temporary Borrowing	✓
Temporary Defensive Investments	✓
Securities Lending	─

APPENDIX B
INVESTMENT POLICIES OF THE FIRST INVESTORS LIFE SERIES FUNDS

The following is a list of the investment policies of each Fund other than those policies that are set forth in the Fund’s prospectus.  Each Fund’s investment policies are designed to set limits on or prohibit the Fund from engaging in specified investment strategies.  For a description of the investment strategies that each Fund actually uses or currently contemplates using, you should review the prospectus for the Fund and Appendix A of this SAI.

Each Fund also has adopted the investment policies that are set forth below.  Unless identified as non-fundamental, these investment policies are fundamental policies, which may not be changed without the affirmative vote of a majority of the outstanding voting securities of the Fund, as defined by the Investment Company Act of 1940, as amended (the “1940 Act”).  As defined by the 1940 Act, a “vote of a majority of the outstanding voting securities of the Fund” means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Fund or (2) 67% or more of the shares present at a meeting, if more than 50% of the outstanding shares are represented at the meeting in person or by proxy.

Each Fund’s investment objective is a non-fundamental policy of the Fund.  Non-fundamental policies may be changed by the Board of Trustees (“Board”) without shareholder approval.  Except with respect to borrowing, or as otherwise expressly provided, changes in the value of a Fund’s assets will not cause a violation of the Fund’s investment policies.

Fundamental Policies:

Each Fund may not:

(1)

Borrow money, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

(2)

Issue senior securities, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

(3)

Make loans, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

(4)

Except for the Cash Management Fund and except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief, with respect to 75% of the Fund’s total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, and securities of other investment companies) if, as a result, (a) more than 5% of the Fund’s total assets would be invested in the securities of that issuer, or (b) the Fund would hold more that 10% of the outstanding voting securities of that issuer.

The Cash Management Fund may not purchase the securities of any issuer, if as a result, the Fund would not comply with any applicable diversification requirements for a money market fund under the 1940 Act and the rules thereunder, as such may be amended from time to time.

(5)

Except for any Fund that is “concentrated” in an industry or group of industries within the meaning of the 1940 Act, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the Fund’s total assets would be invested in the securities of companies whose principal business activities are in the same industry.

(6)

Purchase or sell real estate, except that, to the extent permitted by applicable law, each Fund may (a) invest in securities or other instruments directly or indirectly secured by real estate, and (b) invest in securities or other instruments issued by issuers that invest in real estate.

(7)

Purchase or sell commodities or commodity contracts unless acquired as a result of ownership of securities or other instruments issued by persons that purchase or sell commodities or commodities contracts; but this shall not prevent a Fund from purchasing, selling and entering into financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), and options on financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), warrants, swaps, forward contracts, foreign currency spot and forward contracts or other derivative instruments that are not related to physical commodities.

(8)

Underwrite securities issued by others, except to the extent that a Fund may be considered an underwriter within the meaning of the Securities Act of 1933, as amended (“1933 Act”) in the disposition of restricted securities or in connection with investment in other investment companies.

Non-Fundamental Policies:

The High Yield Fund and Investment Grade Fund have adopted the following non-fundamental investment restriction, which may be changed without prior shareholder approval:

1.  The High Yield Fund and Investment Grade Fund may invest in credit-linked securities, provided that no more than 10% of the Fund’s net assets are invested in credit-linked securities.

Statement of Additional Information Part II
dated May 1, 2008

Part II of this SAI describes policies and practices that apply to each of the Funds in the First Investors Family of Funds, except as otherwise indicated.  The First Investors Family of Funds (or “First Investors Funds”) consists of 4 registered investment companies:  First Investors Equity Funds, First Investors Income Funds, First Investors Tax Exempt Funds and First Investors Life Series Funds.  The term “Fund” as used herein includes each individual series of each series investment company, except as otherwise indicated.  The Shareholder Manual is not applicable to First Investors Life Series Funds.

PART II - TABLE OF CONTENTS

DESCRIPTIONS OF INVESTMENT STRATEGIES AND RISKS

2

I.

DEBT SECURITIES

2

II.

EQUITY SECURITIES

7

III.

FOREIGN SECURITIES EXPOSURE

8

IV.

RESTRICTED AND ILLIQUID SECURITIES

10

V.

WHEN-ISSUED SECURITIES

10

VI.

STANDBY COMMITMENTS

10

VII.

FUTURES AND OPTIONS

11

VIII.

DERIVATIVES

14

IX.

REPURCHASE AGREEMENTS

16

X.

TEMPORARY BORROWING

16

XI.

TEMPORARY DEFENSIVE INVESTMENTS

16

XII.

SECURITIES LENDING

16

PORTFOLIO HOLDINGS INFORMATION POLICIES AND PROCEDURES

17

PORTFOLIO TURNOVER

18

MANAGEMENT OF THE FUNDS

19

RESPONSIBILITIES OF THE BOARD OF THE FUNDS

24

UNDERWRITER AND DEALERS

25

DISTRIBUTION PLANS

26

DETERMINATION OF NET ASSET VALUE

27

ALLOCATION OF PORTFOLIO BROKERAGE

29

CREDIT RATINGS INFORMATION

30

GENERAL INFORMATION

34

APPENDIX A - TAXES

A-1

DESCRIPTIONS OF INVESTMENT STRATEGIES AND RISKS

The following are descriptions of investment strategies that are used by one or more of the Funds within the First Investors Family of Funds, as well as the risks of those strategies.  To determine which strategies are used by a particular First Investors Fund, you must review the prospectus and Appendices A and B of Part I of the SAI with respect to such Fund.  The prospectus will identify the principal investment strategies of the Fund and the principal risks of those strategies.  Appendix A contains schedules listing the investment strategies that may be used by each Fund covered by the SAI.  Appendix B describes the investment policies that may limit or restrict the Fund’s ability to use certain investment strategies.  The references below to “Funds” or a “Fund” refer to those Funds that are authorized to invest in the described securities.

I.

Debt Securities

The Funds may invest in all of the debt securities described below.  The market value of most debt securities is influenced by changes in the level of interest rates.  Generally, as interest rates rise, the market value of a debt security decreases.  Conversely, as interest rates fall, the market value of a debt security increases.  This is referred to as interest rate risk.  Factors which could result in a rise in interest rates, and a decrease in the market value of a debt security, include an increase in inflation or inflation expectations, an increase in the rate of U.S. economic growth, an expansion in the Federal budget deficit and an increase in the price of commodities such as oil.

The market value of most debt securities is influenced by the credit risks associated with such security.  Credit risk is the risk that an issuer may not be able to pay principal and interest when due. The debt securities that are purchased by the Funds may be rated investment grade, may be rated below investment grade or may be unrated.  Debt obligations rated Baa or higher by Moody’s Investors Service, Inc. (“Moody’s”) or BBB or higher by Standard & Poor’s Ratings Services (“S&P”) are considered investment grade.  Bonds that are rated lower than Baa or BBB are considered below investment grade and are referred to as “High Yield Securities.”  In general, the lower the credit rating for a debt security, the higher the credit risk.  As discussed below, High Yield Securities are speculative and generally involve a higher risk of loss of principal and income than higher-rated debt securities.  Even debt obligations that are rated Baa by Moody’s or BBB by S&P have speculative characteristics.

A.  Commercial Paper and Other Short-Term Investments.  The Funds may invest in commercial paper (which are short-term promissory notes issued by corporations), commercial bank obligations (such as certificates of deposit and bankers acceptances), and short-term obligations issued by the U.S. government, its agencies, or instrumentalities.  Commercial paper is generally sold without registration pursuant to exemptions under the Securities Act of 1933, such as Section 3(a)(3) or 4(2).  The commercial paper purchased by the Funds may be liquid or illiquid.  See “Restricted and Illiquid Securities” for risks associated with investing in restricted and illiquid securities.  The commercial paper purchased by the Funds may be rated or unrated.  The commercial paper purchased by the Funds may also take the form of short-term promissory notes that are backed by assets, such as credit card and other receivables.  See “Other Asset-Backed Securities.”

B.  Corporate Bonds and Notes.  The Funds may invest in bonds and notes issued by corporations and other similar entities.  Corporate bonds and notes generally have maturities of between one and thirty years.  In general, the longer the maturity of a bond, the greater the interest rate risk.  The corporate bonds and notes that may be purchased by the Funds may be convertible into equity securities, which may also include hybrid securities.  See “Convertible Debt Securities.” The Funds may also invest in debt securities that are accompanied by warrants or rights that are convertible into the issuer’s equity securities.  The Funds may sell or retain such warrants or rights.

C.  Convertible Debt Securities.  The Funds may invest in convertible debt securities and/or hybrid securities.  A convertible debt security is generally a debt obligation that may be converted into the stock of the same or different issuer.  The value of a convertible bond may be dependent in part on the value of the issuer’s equity securities.

D.   Hybrid Securities.  Hybrid securities generally combine both debt and equity characteristics. The most common example is a convertible bond that has features of any ordinary bond, but is influenced by the price movements of the stock into which it is convertible. Hybrid securities can include a variety of features that allow them to exhibit changing proportions of debt and equity characteristics. As a result, it may be difficult to classify them as either debt or equity.

E.  High Yield Securities.  The Funds may invest in high yield, high risk securities also known as junk bonds (“High Yield Securities”), including securities of companies that are in default or undergoing bankruptcy or reorganization (“Distressed Securities”).  High yield securities include bonds that are rated below Baa by Moody’s or below BBB by S&P as well as unrated bonds that are determined by the Funds to be of equivalent quality.

Debt obligations, including convertible debt securities, rated lower than Baa by Moody’s or BBB by S&P, are speculative and generally involve a higher risk of loss of principal and income than higher-rated debt securities. The prices of High Yield Securities tend to be more sensitive to adverse economic changes or individual corporate developments than those of higher quality bonds. Periods of economic uncertainty and changes generally result in increased volatility in the market prices and yields of High Yield Securities. A significant economic downturn or a substantial period of rising interest rates could severely affect the market for High Yield Securities. In these circumstances, issuers of High Yield Securities might have greater difficulty in making principal and interest payments, meeting projected business goals, and obtaining additional financing.  Thus, there could be a higher incidence of default. This would affect the value of such securities. Further, if the issuer of a security owned by a Fund defaults, that Fund might incur additional expenses to seek recovery.

The Funds could also incur a loss by investing in a High Yield Security due to an inaccurate evaluation of its credit risk.  There may be less information available about issuers of High Yield Securities than is available concerning issuers of higher quality debt.  Moreover, the credit ratings issued by credit rating services may not fully reflect the true risks of an investment. For example, credit ratings typically evaluate the safety of principal and interest payments, not market value risk, of High Yield Securities.  Also, credit rating agencies may fail to change on a timely basis a credit rating to reflect changes in economic or company conditions that affect a security’s market value.

The market for High Yield Securities generally is thinner and less active than that for higher quality bonds, which may limit a Fund’s ability to sell such securities at reasonable prices in response to changes in the economy or the financial markets.  High Yield Securities are typically traded among a small number of broker-dealers. Purchasers of High Yield Securities tend to be institutions, rather than individuals, which is a factor that further limits the secondary market.  A less active and thinner market for High Yield Securities than that available for higher quality securities may result in more difficulty in executing trades at favorable prices, particularly during unsettled market conditions.

The ability of a Fund to value or sell High Yield Securities will be adversely affected to the extent that such securities are thinly traded or illiquid.  During such periods, there may be less reliable objective information available and thus the task of valuing High Yield Securities becomes more difficult, with judgment playing a greater role.  Further, adverse publicity about the economy or a particular issuer may adversely affect the public’s perception of the value, and thus liquidity, of a High Yield Security, whether or not such perceptions are based on a fundamental analysis.

If an issuer of a High Yield Security containing a redemption or call provision exercises either provision in a declining interest rate market, a Fund would have to replace the security, which could result in a decreased return for shareholders. Conversely, if a Fund experiences unexpected net redemptions in a rising interest rate market, it might be forced to sell certain securities, regardless of investment merit.  This could result in decreasing the assets to which Fund expenses could be allocated and in a reduced rate of return for that Fund.

A High Yield Security may itself be convertible into or exchangeable for equity securities, or may carry with it the right to acquire equity securities evidenced by warrants attached to the security or acquired as part of a unit with the security.  To the extent permitted by a Fund’s investment policies, securities received upon conversion or exercise of warrants and securities remaining upon the break-up of units or detachment of warrants may be retained to permit orderly disposition, to establish a long-term holding period for Federal income tax purposes, or to seek capital appreciation.

F.  Income Deposit Securities (“IDSs”).  An IDS represents two separate securities, a share of common stock and a debt security issued by the same company, that are combined into one unit that trades like a stock on an exchange.  Generally, the holder of an IDS has the right to separate the IDS into the share of common stock and the note represented thereby within a designated number of days following the closing of an offering or upon the occurrence of a change of control.

IDSs are subject to the same risks as the underlying securities that make up an IDS.  There may be a thinner and less active market for IDSs than that available for higher quality securities.  An issuer’s indebtedness could restrict its ability to pay interest and principal on the notes, pay dividends on the stock, and impact financing options and liquidity positions.

G.  Syndicated Bank Loans.  A Fund may invest in syndicated bank loans.  An investment in a syndicated bank loan does not violate a Fund’s fundamental investment policy against making loans because syndicated bank loans are sold to institutional investors and trade like other debt instruments.  Syndicated bank loan participations are interests in amounts owed by a corporate, governmental or other borrower to another party.  They may represent amounts owed to lenders or lending syndicates to suppliers of goods or services, or to other parties.  A Fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the borrower.  In connection with the purchasing participations, a Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and a Fund may not directly benefit from any collateral supporting the loan in which it has purchased the participation.  As a result, a Fund will be subject to credit risk of both the borrower and the lender that is selling the participation.  In the event of the insolvency of the lender selling a participation, a Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

Investments in syndicated bank loans present the possibility that a Fund could be held liable as co-lender under emerging legal theories of lender liability.  In addition, if the loan is foreclosed, a Fund could be part owner of any collateral and could bear the costs and liabilities of owning and disposing of the collateral.  The Fund anticipates that syndicated bank loans could be sold only to a limited number of institutional investors.  In addition, some syndicated bank loans may not be rated by major rating agencies and may not be protected by the securities laws.

Investments in syndicated bank loans involve risk of loss in case of default or insolvency of the borrower. Syndicated bank loans may not be readily marketable and may be subject to restrictions on resale.

H.  Mortgage-Backed Securities.  The Funds may invest in mortgage-backed securities, including collateralized mortgage obligations and mortgage pass-through securities.  These securities represent interests in pools of mortgage loans.  The payments of principal and interest on the underlying loans pass through to investors.  Although the underlying mortgage loans are for specified periods of time, such as fifteen to thirty years, the borrowers can, and typically do, repay them sooner.  Thus, the security holders may receive prepayments of principal, in addition to the principal, which is part of the regular monthly payments.

There are three types of interest rate related risks associated with mortgage-backed securities.  The first is interest rate risk.  The values of mortgage-backed securities will generally fluctuate inversely with interest rates.  The second is prepayment risk.  This is the risk that borrowers will repay their mortgages earlier than anticipated.  A borrower is more likely to prepay a mortgage that bears a relatively high rate of interest.  Thus, in times of declining interest rates, some higher yielding mortgages might be repaid resulting in larger cash payments to the Fund, and the Fund will be forced to accept lower interest rates when that cash is used to purchase additional securities.  The third is extension risk.  When interest rates rise, prepayments often drop, which should extend the average maturity of the mortgage-backed security.  This makes mortgage-backed securities more sensitive to interest rate changes.

Mortgage-backed securities may also be subject to credit risk.  Payment of principal and interest on most mortgage pass-through securities (but not the market value of the securities themselves) may be guaranteed by U.S. Government agencies whose obligations are backed by the full faith and credit of the U.S. Government (in the case of securities guaranteed by the Government National Mortgage Association) or may be guaranteed by agencies or instrumentalities of the U.S. Government whose obligations are not backed by the full faith and credit of the U.S. Government (such as the Federal National Mortgage Association (“Fannie Mae”) or the Federal Home Loan Mortgage Corporation (“Freddie Mac”)).  See “U.S. Government Securities.” Mortgage pass-through securities may also be issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers).  Some of these mortgage pass-through securities may be supported by various forms of insurance or guarantees.

I.  Other Asset-Backed Securities.  The Funds may invest in other forms of asset-backed securities i.e.,   in addition to asset-based commercial paper and mortgage-backed securities.  These securities, issued by trusts and special purpose corporations, are backed by a pool of assets, such as credit card receivables, automobile loans, airplane leases, equipment leases, and other forms of receivables.  These securities present certain risks in addition   to those normally associated with debt securities.  For instance, these securities may not have the benefit of any security interest in any collateral that could ensure payment of the receivable.  For example, credit card receivables are generally unsecured.  The obligors may also be entitled to the protection of a number of state and federal credit laws.  Moreover, even if there are perfected security inte rests in the underlying collateral, there is the possibility that recoveries on repossessed collateral may not be sufficient to support payments on these securities.

To lessen the effect of failures by obligors on underlying assets to make payments, asset-backed securities may contain elements of credit support which fall into two categories: (i) liquidity protection and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets.  Liquidity protection refers to the provision of advances, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion.  Protection against losses resulting from ultimate default ensures payment through insurance policies or letters of credit obtained by the issuer or sponsor from third parties.  The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets.  Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an investment in such a security.  Credit supports, if any, do not protect against fluctuation in the market values of asset-backed securities.  Moreover, a credit support depends upon the financial ability of its issuer to honor the support.

J.  Municipal Securities.  Municipal securities are debt obligations issued by or on behalf of states, territories and possessions of the United States (such as Puerto Rico), the District of Columbia and their political subdivisions, agencies and instrumentalities.  The two principal classifications of municipal securities are “general obligation” and “revenue” securities. General obligation securities are secured by the issuer's pledge of its full faith and credit for the payment of principal and interest.  Revenue securities generally are payable only from revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a tax or other specific revenue source.  The yields on municipal securities depend on, among other things, general bond market conditions, conditions of the municipal securities market, the size of a particular offering, the maturity of the obligation and the rating of the issuer.

Generally, the values of municipal securities vary inversely to changes in interest rates.  Municipal securities are also subject to credit risk, which is the risk that the obligor may not be able to repay the debt when due or in the case of a revenue security that the source of the revenue may not be sufficient.  National, regional or state-wide economic developments may adversely affect the market value of municipal securities held by a Fund or the ability of particular obligors to make timely payments of debt service on those obligations.  There is also the risk that some or all of the interest income that a Fund receives from municipal securities might become taxable or be determined to be taxable by the Internal Revenue Service, applicable state tax authorities, or a judicial body.  Future court decisions or legislative actions may also affect the ability of the issuer of a municipal security to repay i ts obligations.

K.  U.S. Government Securities.  The Funds may invest in U.S. Government Securities.  U.S. Government Securities include: (1) U.S. Treasury obligations (which differ only in their interest rates and maturities), (2) obligations issued or guaranteed by U.S. Government agencies and instrumentalities that are backed by the full faith and credit of the U.S. Government (such as securities issued by the FHA, GNMA, the Department of Housing and Urban Development, the Export-Import Bank, the General Services Administration and the Maritime Administration and certain securities issued by the FHA and the Small Business Administration) and (3) securities that are guaranteed by agencies or instrumentalities of the U.S. Government but are not backed by the full faith and credit of the U.S. Government (such as the Fannie Mae, Freddie Mac or the Federal Home Loan Banks).  These U.S. Government-sponsored entit ies, although chartered or sponsored by Congress, are not funded by Congressional appropriations and are not guaranteed nor insured by the U.S. Government.  They are supported only by the credit of the issuing agency, instrumentality or corporation.  The range of maturities of U.S. Government Securities is usually three months to thirty years.  In general, the U.S. Government Securities tend to carry more interest rate risk than corporate bonds with similar maturities.

The Funds may also invest in separated or divided U.S. Government Securities.  These instruments represent a single interest, or principal, payment on a U.S. Government Security that has been separated from all the other interest payments as well as the security itself.  When the Fund purchases such an instrument, it purchases the right to receive a single payment of a set sum at a known date in the future.  The interest rate on such an instrument is determined by the price the Fund pays for the instrument when it purchases the instrument at a discount under what the instrument entitles the Fund to receive when the instrument matures.  The amount of the discount the Fund will receive will depend upon the length of time to maturity of the separated U.S. Government Security and prevailing market interest rates when the separated U.S. Government Security is purchased.  Separated U.S. Government Securities can be considered zero coupon investments because no payment is made to the Fund until maturity.  The market values of these securities are much more susceptible to change in market interest rates than income-producing securities.  See “Zero Coupon and Pay-In-Kind Securities.”  These securities are purchased with original issue discount and such discount is includable as gross income to a Fund shareholder over the life of the security.

The Funds may also purchase certificates, not issued by the U.S. Treasury, which evidence ownership of future interest, principal or interest and principal payments on obligations issued by the U.S. Treasury.  The actual U.S. Treasury securities will be held by a custodian on behalf of the certificate holder.  These certificates are purchased with original issue discount and are subject to greater fluctuations in market value, based upon changes in market interest rates, than income-producing securities.

L.  Variable Rate and Floating Rate Securities.  The Funds may invest in variable rate and floating rate securities.  Issuers of such notes include corporations, banks, broker-dealers, finance companies and issuers of municipal securities.  Variable rate notes include master demand notes that are obligations permitting the holder to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the Fund, as lender, and the borrower.  The interest rates on these notes fluctuate from time to time.  The issuer of such obligations normally has a corresponding right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days’ notice to the holders of such obligations.

The interest rate on a floating rate obligation is based on a known lending rate, such as a bank’s prime rate, and is adjusted automatically each time such rate is adjusted.  The interest rate on a variable rate obligation is adjusted automatically at specified intervals.  Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks.  Because these obligations are direct lending arrangements between the lender and borrower, there may be no established secondary market for these obligations and they may be illiquid.  See “Restricted and Illiquid Securities” for the risks of illiquid securities.  Where these obligations are not secured by letters of credit or other credit support arrangements, the right of a Fund to redeem is dependent on the ability of the borrower to pay principal and interest on demand.  Such obligations freque ntly are not rated by credit rating agencies.  The Funds will invest in obligations that are unrated only if they determine that, at the time of investment, the obligations are of comparable quality to the other obligations in which the Fund may invest.  The Fund will consider on an ongoing basis the creditworthiness of the issuers of the floating and variable rate obligations in the Fund’s portfolio.

M.  Zero Coupon and Pay-In-Kind Securities.  The Funds may invest in zero coupon and pay-in-kind securities.  Zero coupon securities are debt obligations that do not entitle the holder to any periodic payment of interest prior to maturity or a specified date when the securities begin paying current interest.  They are issued and traded at a discount from their face amount or par value, which discount varies depending on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer.  Pay-in-kind securities are those that pay “interest” through the issuance of additional securities.  The market prices of zero coupon and pay-in-kind securities generally are more volatile than the prices of securities that pay interest periodically and in cash and are likely to respond to changes in interest rate s to a greater degree than do other types of debt securities having similar maturities and credit quality.  Original issue discount earned on zero coupon securities, and the “interest” received on pay-in-kind securities, each year must be accounted for by a Fund that holds such securities for purposes of determining the amount it must distribute that year to continue to qualify for tax treatment as a regulated investment company.  Thus, a Fund may be required to distribute as a dividend an amount that is greater than the total amount of cash it actually receives.  These distributions must be made from a Fund’s cash assets or, if necessary, from the proceeds of sales of portfolio securities.  A Fund will not be able to purchase additional income-producing securities with cash used to make such distributions, and its current income ultimately could be reduced as a result.

II.

Equity Securities

A.  Common Stocks, Preferred Stocks, and Warrants.  The Funds may invest in equity securities, including common stocks, preferred stocks, rights, warrants that are convertible into common stocks as well as options to buy or sell stocks (“equity securities”).  Equity securities are subject to market risk.  This means that they may decline in value over short or even extended periods not only because of company-specific developments, but also due to an economic downturn, a change in interest rates, or a change in investor sentiment.  Stock markets tend to run in cycles with periods when prices generally go up, known as “bull” markets, and periods when stock prices generally go down, referred to as “bear” markets. The risks of investing in equity securities can be magnified when a Fund invests in them by means of options. For th e special risks associated with options, see “Section VII. Futures and Options”. The Funds may invest in equity securities of foreign companies directly or through depository receipts.  Investments in the stocks of foreign companies involve additional risks, including risks arising from currency fluctuations, government regulation, unfavorable political or legal developments, differences in financial reporting standards, and less stringent regulation of foreign securities markets.  See “Section III. Foreign Securities Exposure” for the additional information on the associated strategies and risks.  The Funds may also invest in common stocks or other equity securities issued by newer and less seasoned companies with small to medium market capitalizations.  Securities issued by such companies present greater risks than securities which are issued by larger, more established companies.

B.  Shares of Other Investment Companies.  The Funds may invest in the shares of other investment companies, including Exchange Traded Funds (“ETFs”) that are registered as investment companies.  Investments in the shares of other investment companies or ETFs carry all of the same risks that are associated with direct investments in the securities that are owned by such companies.  See “Shares of Exchange Traded Funds.”  Investments in the shares of other investment companies or ETFs also expose a Fund to additional expenses.  A Fund that invests in an investment company or an ETF will indirectly bear a proportionate share of the fees, including investment advisory and administrative fees, that are paid by such investment company or ETF.  The Funds may invest all or a portion of their available cash in an affiliated unregistered money market fund (“Unregistered Money Market Fund”) without limit in accordance with SEC Rule 12d1-1.  The Unregistered Money Market Fund does not have a board of trustees.  It is managed by FIMCO in accordance with Rule 2a-7 standards, except for those that apply to fund boards.  FIMCO does not receive any fee for managing the Unregistered Money Market Fund.  However, the Unregistered Money Market Fund will bear certain expenses, such as auditing fees, which the Funds will bear indirectly.  By investing their cash in the Unregistered Money Market Fund, the Funds may be able to achieve better diversification and yield than they would if each invested its cash separately.

C.  Shares of Exchange Traded Funds.  ETFs essentially are baskets of stocks that are listed on an exchange and trade like individual stocks.  ETFs typically seek to replicate selected indices.  The value of an ETF is usually determined by demand for the underlying securities themselves.  Although the value of an ETF is related to the ETF’s underlying portfolio assets, shares of ETFs (like shares of closed-end investment companies) can trade at a discount to net asset value.  In addition, a failure to maintain the exchange listing of an ETF’s shares and substantial market or other disturbances could adversely affect the value of such securities.

ETFs may or may not be registered as investment companies depending upon how they are organized.  ETFs that are organized as unit investment trusts are registered under the 1940 Act as investment companies.  Examples of such ETFs include iShares (formerly called World Equity Benchmark Shares or WEBS) and Standard & Poor’s Depository Receipts (“SPDRs”).  ETFs that are organized as grantor trusts, such as Holding Company Depository Receipts (“HOLDRs”), generally are not required to register as investment companies under the 1940 Act.  Investments in ETFs, whether or not registered as investment companies, expose the Funds to additional fees.

D.  Real Estate Investment Trusts.  The Funds may invest in shares of real estate investment trusts (“REITs”).  Equity REITS invest in income-producing real estate.  They produce income from rental and lease payments as well as occasional sales of property.  Mortgage REITs make construction, development, and long-term mortgage loans.  They produce income from repayment of the loans and sales of the loan obligations.  REITs may invest in both real estate and real estate loans.

Unlike most corporations (and trusts classified as such for federal tax purposes), REITs do not have to pay federal income tax on income and gains they distribute to their shareholders if they meet certain Internal Revenue Code requirements.  To qualify, a REIT must (1) distribute to its shareholders for each taxable year at least 90% of the sum of its “real estate investment trust taxable income” and certain other income and (2) must derive at least 75% of its gross income each taxable year from rents from real property, interest on mortgages secured by real property, gains from the disposition of real property or such mortgages, and certain other real estate related income.  REITs generally offer investors greater liquidity and diversification than direct ownership of real estate, as well as greater income potential than an investment in common stocks.

REITs are subject to real estate industry risk.  In general, real estate values can be affected by a variety of factors, including supply and demand for properties, the economic health of the country as well as different regions, and the strength of specific industries that rent properties.  Ultimately, an individual REIT’s performance depends on the types and locations for the properties it owns and on how well the REIT manages its properties.  For instance, rental income could decline because of extended vacancies, increased competition from nearby properties, tenants’ failures to pay rent, or incompetent management.  Property values could decrease because of overbuilding in the area, environmental liabilities, uninsured damages caused by natural disasters, a general decline in the neighborhood, losses due to casualty or condemnation, increases in property taxes, or changes in zoning laws.   Loss of federal tax treatment as a REIT may also affect an individual REIT’s performance.

REITs are also subject to interest rate risk.  REIT stock prices overall will decline over short or even long periods because of rising interest rates.  In general, during periods of high interest rate risks, REITs may lose some of their appeal for investors who may be able to obtain higher yields from other income-producing investments.  Higher interest rates also mean that financing for real estate purchases and improvements may be more costly and difficult to obtain.

REITs tend to be small or medium-size companies.  Because small and mid-cap stocks are typically less liquid than large-cap stocks, REIT stocks may sometimes experience greater share-price fluctuation than the stocks of larger companies.  See “Restricted and Illiquid Securities” for the risks of illiquid securities.

E.  Income Deposit Securities (“IDSs”).  For a discussion of IDSs, see “Section I. Debt Securities – E. Income Deposit Securities.”

III.

Foreign Securities Exposure

The Funds may invest in securities issued by foreign companies or governmental authorities either directly or through depository receipts or exchange traded funds (“ETFs”) (generally “foreign securities”).  Investing in foreign securities involves more risk than investing in U.S. securities.  Changes in the value of foreign currencies can significantly affect the value of a foreign security held by a Fund, irrespective of developments relating to the issuer.  In addition, the values of foreign securities may be affected by changes in exchange control regulations and fluctuations in the relative rates of exchange between the currencies of different nations, as well as by economic and political developments.  Other risks involved in investing in foreign securities include the following: there may be less publicly available information about foreign companies comp arable to the reports and ratings that are published about companies in the United States; foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards and requirements comparable to those applicable to U.S. companies; some foreign stock markets have substantially less volume than U.S. markets, and securities of some foreign companies are less liquid and more volatile than securities of comparable U.S. companies; there may be less government supervision and regulation of foreign stock exchanges, brokers and listed companies than exist in the United States; and there may be the possibility of expropriation or confiscatory taxation, political or social instability or diplomatic developments which could affect assets of a Fund held in foreign countries.  Investments in foreign government debt obligations also involve special risks.  The issuer of the debt may be unable or unwilling to pay interest or repay principal when due in accordance with the terms of such debt, and a Fund may have limited legal resources in the event of default.  Political conditions, especially a sovereign entity’s willingness to meet the terms of its debt obligations, are of considerable significance.

A.  Depository Receipts.  The Funds may invest in securities issued by foreign companies through American Depository Receipts (“ADRs”) or Global Depository Receipts (“GDRs”).  ADRs typically are issued by a U.S. bank or trust company and evidence ownership of the underlying securities of foreign issuers.  Generally, ADRs are denominated in U.S. dollars and are designed for use in the U.S. securities markets.  Thus, these securities are not denominated in the same currency as the underlying securities into which they may be converted.  ADRs are not considered by the Funds to be foreign securities for purpose of any investment restrictions on investments in foreign securities.  ADRs are, however, subject to many of the risks inherent in investing in foreign securities, including but not limited to currency fluctuations, political instability, government regulati on, unfavorable political or legal developments, and differences in financial reporting standards.  ADRs may be purchased through “sponsored” or “unsponsored” facilities.  A sponsored facility is established jointly by the issuer of the underlying security and a depository, whereas a depository may establish an unsponsored facility without participation by the issuer of the depository security.  Holders of unsponsored depository receipts generally bear all the costs of such facilities and the depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts of the deposited securities.

GDRs are issued globally and evidence a similar ownership arrangement to ADRs.  Generally, GDRs are not denominated in U.S. dollars and are designed for trading in non-U.S. securities markets.  Unlike ADRs, GDRs are typically denominated in foreign currencies.  They may not, however, be denominated in the same currency as the underlying securities into which they may be converted.  As with ADRs, the issuers of the securities underlying unsponsored GDRs are not obligated to disclose material information in the U.S. and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the GDRs.  GDRs also involve the risks of other investments in foreign securities.  For purposes of any investment restrictions on investments in foreign securities, GDRs are considered to be foreign securities.

B.  Foreign Securities Traded in the United States.  The Funds may invest directly in foreign equity or debt securities that are traded in the United States.  Such securities are generally denominated in United States dollars.  They also may be issued originally in the United States.  For example, some foreign companies raise capital by selling dollar-denominated bonds to institutional investors in the United States (“Yankee Bonds”).  Such bonds have all of the risks associated with foreign securities traded in foreign markets, except for the risks of foreign securities markets.  There may be a thin trading market for foreign securities that are traded in the United States, and in some cases such securities may be illiquid, since such securities may be restricted and traded principally among institutional investors.  See “Restricted and Illiquid Securiti es” for the risks of illiquid securities.  To the extent that dollar-denominated foreign stocks and bonds are traded in the United States securities markets, the Funds do not consider them to be foreign securities for purposes of investment policies restricting investments on such securities.

C.  Foreign Securities Traded in Foreign Markets.  The Funds may invest in foreign securities that are traded in foreign securities markets.  In addition to the general risks of foreign investments discussed above, securities that are traded in foreign markets present special risks, including higher brokerage costs, potentially thinner trading markets, extended settlement periods and the risks of holding securities with foreign subcustodians and securities depositories.  When the Funds are investing in securities that are denominated in foreign currencies, they may also sell securities denominated in foreign currencies and retain the proceeds in those foreign currencies to use at a future date (to purchase other securities denominated in those currencies) or buy foreign currencies outright to purchase securities denominated in those foreign currencies at a future date.  The Funds may also e ngage in foreign currency futures contracts, foreign currency forward contracts, foreign currency exchange contracts and options thereon.  See “Futures and Options” in section VII for a description of such investments.  The Funds may also invest some or all of their excess cash in deposit accounts with foreign banks.

The Funds may invest in securities that are traded in foreign markets through participatory notes. Participatory notes (commonly known as P-notes) are derivative instruments used by foreign funds or investors that would like to invest in securities of a foreign issuer traded in its local market. Foreign funds or investors buy P-notes from brokers who are registered in a foreign issuer’s local market.  Such brokers buy shares of an issuer on the local market and create the P-notes to represent interests in the shares.  Thus, investments in P-notes present similar risks to investing directly in an issuer’s shares. Normally, P-notes can only be sold back to the broker that issued them.  As a result, P-notes also expose investors to counterparty risk, which is the risk that the entity issuing the note may not be able to honor its financial commitment to the purchaser.

D.  Foreign Securities Traded in Emerging Markets.  The Funds may invest in the securities of issuers in less developed foreign countries including countries whose economies or securities markets are not yet highly developed. There are special risks associated with investing in emerging markets in addition to those described above in “Foreign Securities Traded in Foreign Markets.”  These special risks include, among others, greater political uncertainties, an economy's dependence on revenues from particular commodities or on international aid or development assistance, currency transfer restrictions, a limited number of potential buyers for such securities and delays and disruptions in securities settlement procedures.

E.  Foreign Currency.  In addition to the instruments described in the Futures and Options section below, a Fund also may invest in foreign currency, foreign currency futures, and foreign currency options. Unlike forward foreign currency exchange contracts, foreign currency futures contracts and options on such contracts are standardized as to amount and delivery period and are traded on boards of trade and commodities exchanges.  It is anticipated that such contracts may provide greater liquidity and lower costs than forward currency exchange contracts.

A Fund may purchase eurodollar instruments, which are U.S. dollar-denominated futures contracts or options thereon which are linked to the London Interbank Offering Rate (“LIBOR”), although foreign currency-denominated instruments are available from time to time.  Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings. A Fund might use Eurodollar futures contracts and options thereon to hedge against changes in LIBOR, to which many interest rate swaps and fixed-income instruments are linked.

IV.

Restricted and Illiquid Securities

The Funds may invest in restricted and illiquid securities.  Restricted securities are securities that are subject to legal restrictions on resale, such as securities that have been issued in private transactions without registration under the Securities Act of 1933 (“1933 Act”).  Restricted securities that have been sold without registration in private transactions generally can be resold only to other qualified institutional buyers under exemptions from registration under the 1993 Act, such as Rule 144A, or in subsequent registered offerings.  The Funds may register restricted securities for resale.  The registration of securities for resale involves costs and the Funds generally must rely on the issuers to provide accurate financial and other information in the registration statement and other regulatory filings for such securities.

Illiquid securities are securities that cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.  The Funds consider restricted securities to be illiquid unless their adviser or subadviser determines that such securities are liquid under policies and procedures that have been approved by the Board of Trustees of the Funds.  The Funds also consider repurchase agreements with maturities in excess of seven days and OTC options and their underlying collateral to be illiquid securities.

It may be difficult or impossible for the Funds to resell restricted or illiquid securities.  As a result, the Funds could suffer losses by investing in such securities.  It may also be difficult to value such securities.  The Funds could also incur costs (such as registration fees) to resell restricted securities.

V.

When-Issued Securities

The Funds may invest in securities issued on a when-issued or delayed delivery basis at the time the purchase is made.  A Fund generally would not pay for such securities or start earning interest on them until they are issued or received.  However, when a Fund purchases debt obligations on a when-issued basis, it assumes the risks of ownership, including the risk of price fluctuation, at the time of purchase, not at the time of receipt.  Failure of the issuer to deliver a security purchased by a Fund on a when-issued basis may result in such Fund incurring a loss or missing an opportunity to make an alternative investment.  When a Fund enters into a commitment to purchase securities on a when-issued basis, it establishes a separate account on its books and records or with its custodian consisting of cash or liquid high-grade debt securities equal to the amount of the Fund’s commitment, which are valued at their fair market value.  If on any day the market value of this segregated account falls below the value of the Fund’s commitment, the Fund will be required to deposit additional cash or qualified securities into the account until the value of the account is equal to the value of the Fund’s commitment.  When the securities to be purchased are issued, the Fund will pay for the securities from available cash, the sale of securities in the segregated account, sales of other securities and, if necessary, from the sale of the when-issued securities themselves although this is not ordinarily expected.  Securities purchased on a when-issued basis are subject to the risk that yields available in the market, when delivery takes place, may be higher than the rate to be received on the securities a Fund is committed to purchase.  Sale of securities in the segregated account or sale of the when-issued securities may cause the realization of a capital gain o r loss.

VI.

Standby Commitments

The Funds may acquire standby commitments from banks with respect to securities held by the Funds.  Under a standby commitment, a bank agrees to buy a particular security from a Fund at a specified price at the fund’s option.  A standby commitment is similar to a put option for a particular security in a Fund’s portfolio.  Standby commitments acquired by a Fund are not added to the computation of that Fund’s net asset value.  Standby commitments are subject to certain risk, including the issuer’s ability to pay for a security when a Fund decides to sell the security for which it is issued and the lack of familiarity with standby commitments in the marketplace.  A Fund’s ability to exercise their rights under a standby commitment is unconditional, without any limitation whatsoever, and non-transferable.  The Fund, however, is permitted to sell a security covered by a standby commitment at any time and to any person.

A Fund may pay a consideration to a bank for the issuance of a standby commitment if necessary and advisable.  Such a consideration may take the form of either a payment in cash, or the payment of a higher price for security covered by such a commitment.  The effect of the payment of such consideration is to reduce the yield to maturity for the security so covered.  Standby commitments acquired by a Fund are not added to the computation of a Fund’s net asset value and are valued at zero.  When a Fund pays a consideration for the issuance of a standby commitment, the cost is treated as unrealized depreciation for the time it is held by the Fund.  The dollar-weighted average maturity calculation for a Fund is not affected by standby commitments.

VII.

Futures and Options

The Funds may use financial futures, options or forward currency contracts as part of their investment strategies.  The Funds may use stock index futures contracts and options thereon in anticipation of a significant market or market sector advance.  The purchase of a stock index futures contract affords a hedge against not participating in such advance at a time when a Fund is not fully invested.  Such purchase of a futures contract would serve as a temporary substitute for the purchase of individual stocks, which may then be purchased in an orderly fashion.  Further, stock index futures contracts and call options thereon may be purchased to maintain a desired percentage of a Fund invested in stocks in the event of a large cash flow into the Fund, or to generate additional income from cash held by the Fund.  Stock index futures and options thereon may also be used to adjust country exposure.

The Funds may also use forward currency contracts to hedge cash positions during the settlement of transactions involving individual foreign securities and in between such transactions.  For example, when a Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when a Fund anticipates the receipt in a foreign currency of dividend or interest payments on a security that it holds, a Fund may desire to “lock-in” the U.S. dollar price of the security or the U.S. dollar equivalent of such payment, as the case may be, by entering into a forward contract for the purchase or sale, for a fixed amount of U.S. dollars or foreign currency, of the amount of foreign currency involved in the underlying transaction.  A Fund will thereby be able to protect itself against a possible loss resulting from an adverse change in the relationship between the currency exchange rates.

The Funds may also use foreign currency futures transactions and options.  Through the purchase and sale of such contracts, the Funds may be able to achieve many of the same objectives attainable through the use of forward currency contracts, but more effectively and possibly at a lower cost.  Unlike forward foreign currency exchange contracts, foreign currency futures contracts and options on such contracts are standardized as to amount and delivery period and are traded on boards of trade and commodities exchanges.  It is anticipated that such contracts may provide greater liquidity and lower costs than forward currency exchange contracts.

The Funds may purchase eurodollar instruments, which are U.S. dollar-denominated futures contracts or options thereon which are linked to the London Interbank Offering Rate (“LIBOR”), although foreign currency-denominated instruments are available from time to time.  Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings.  The Funds might use Eurodollar futures contracts and options thereon to hedge against changes in LIBOR, to which many interest rate swaps and fixed-income instruments are linked.

The Funds may also purchase options to buy individual securities when they believe that the prices of the securities will increase or write (sell) covered call options on individual securities when they do not believe that the prices of these securities will increase.  When a Fund buys an option to purchase an individual security, it is generally anticipating that the price of the underlying security will increase before the option expires. In the event that this does not occur, the option could expire worthless and the Fund could lose the entire amount that it had paid for the option.  When a Fund writes a covered call option, the Fund is generally attempting to increase the income it receives by holding the underlying security.  However, it also limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option.

Additional information concerning the use of these instruments is discussed below.  A Fund might not employ any of the strategies described below for a variety of reasons including the fact that a particular futures or options strategy may be too costly to benefit the Fund.  Moreover, there can be no assurance that any strategy will succeed.  Use of these instruments is subject to the applicable regulations of the Securities and Exchange Commission (“SEC”), the several options and futures exchanges upon which options and futures contracts are traded and the Commodity Futures Trading Commission (“CFTC”).  In addition, a Fund's ability to use these instruments may be limited by tax considerations.  The Funds have claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act and, therefore, the Funds are not subject to registration or re gulation as a pool operator.

To the extent that a Fund participates in the options or futures markets, it will incur investment risks and transaction costs to which it would not be subject absent the use of these strategies.  The use of these strategies involves certain special risks, including: (1) dependence on the Adviser's or Subadviser’s, as applicable, ability to predict correctly movements in the direction of interest rates and securities prices; (2) imperfect correlation between the price of options, futures contracts and options thereon and movements in the prices of the securities being hedged; (3) the fact that skills needed to use these strategies are different from those needed to select portfolio securities; (4) the leverage (if any) that is created by investing in the option or futures contract; and (5) the possible absence of a liquid secondary market for any particular instrument at any time.  If the Adviser's or a Subadvise r’s, as applicable, prediction of movements in the direction of the securities and interest rate markets is inaccurate, the adverse consequences to that Fund may leave it in a worse position than if such strategies were not used.

No price is paid upon entering into futures contracts.  Instead, upon entering into a futures contract, the Funds are required to deposit with their custodian in a segregated account in the name of the futures broker through which the transaction is effected an amount of cash, U.S. Government securities or other liquid, high-grade debt instruments generally equal to 3%-5% or less of the contract value.  This amount is known as “initial margin.”

When writing a call or put option on a futures contract, margin also must be deposited in accordance with applicable exchange rules.  Initial margin on futures contracts is in the nature of a performance bond or good-faith deposit that is returned to a Fund upon termination of the transaction, assuming all obligations have been satisfied.  Under certain circumstances, such as periods of high volatility, a Fund may be required by an exchange to increase the level of its initial margin payment.  Subsequent payments, called “variation margin,” to and from the broker, are made on a daily basis as the value of the futures position varies, a process known as “marking to market.”  Variation margin does not involve borrowing to finance the futures transactions, but rather represents a daily settlement of a Fund’s obligation to or from a clearing organization.  A Fund is also obligated t o make initial and variation margin payments when it writes options on futures contracts.

Buyers and sellers of futures positions and options thereon can enter into offsetting closing transactions, by selling or purchasing, respectively, a futures position or options position with the same terms as the position or option purchased or sold.  Positions in futures contracts and options thereon may be closed only on an exchange or board of trade providing a secondary market for such futures or options.

Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract or related option may vary either up or down from the previous day’s settlement price.  Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit.  The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because prices could move to the daily limit for several consecutive trading days with little or no trading and thereby prevent prompt liquidation of unfavorable positions.  In such event, it may not be possible for a Fund to close a position and, in the event of adverse price movements, a Fund would have to make daily cash payments of variation margin (except in the case of purchased options).  However, in the event futures contracts have been used to hedge portfolio securities, such securities generally will not be sold until the contracts can be terminated.  In such circumstances, an increase in the price of the securities, if any, may partially or completely offset losses on the futures contract.  However, there is no guarantee that the price of the securities will, in fact, correlate with the price movements in the contracts and thus provide an offset to losses on the contracts.

Successful use by a Fund of futures contracts and related options will in part depend upon the Adviser’s or Subadviser’s, as applicable, ability to predict movements in the direction of the overall securities, currency and interest rate markets, which requires different skills and techniques than predicting changes in the prices of individual securities.  There is, in addition, the risk that the movements in the price of the futures contract or related option will not correlate with the movements in prices of the underlying instruments or currencies.  In addition, if a Fund has insufficient cash, it may have to sell assets from its portfolio to meet daily variation margin requirements.  Any such sale of assets may or may not be made at prices that reflect the rising market.  Consequently, a Fund may need to sell assets at a time when such sales are disadvantageous to the Fund.  If the price of the futures contract or related option moves more than the price of the underlying instruments or currencies, a Fund will experience either a loss or a gain on the futures contract or related option that may or may not be completely offset by movement in the price of the instruments or currencies that are the subject of the hedge.

In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between price movements in the futures or related option position and the securities or currencies being hedged, movements in the prices of futures contracts and related options may not correlate perfectly with movements in the prices of the hedged securities or currencies because of price distortions in the futures market.  As a result, a correct forecast of general market trends may not result in successful hedging through the use of futures contracts and related options over the short term.

Positions in futures contracts and related options may be closed out only on the exchange or board of trade that provides a secondary market for such futures contracts or related options.  Although a Fund may intend to purchase or sell futures contracts and related options only on the exchanges or boards of trade where there appears to be a liquid secondary market for such futures and related options, there is no assurance that such a market will exist for any particular contract or option at any particular time.  In such event, it may not be possible to close a futures or option position and, in the event of adverse price movements, a Fund would continue to be required to make variation margin payments.

Options on futures contracts have a limited life.  The ability to establish and close out options on futures will be subject to the maintenance of liquid secondary markets on the relevant exchanges or boards of trade.

Purchasers of options on futures contracts pay a premium in cash at the time of purchase.  This amount and the transaction costs are all that is at risk.  Sellers of options on a futures contract, however, must post initial margin and are subject to additional margin calls that could be substantial in the event of adverse price movements.  In addition, although the maximum amount at risk when a Fund purchases an option is the premium paid for the option and the transaction costs, there may be circumstances when the purchase of an option on a futures contract would result in a loss to a Fund when the use of a futures contract would not, such as when there is no movement in the level of the underlying stock index or the value of securities or currencies being hedged.

A Fund’s activities in the futures and related options markets may result in a higher portfolio turnover rate and additional transaction costs in the form of added brokerage commissions; however, a Fund also may save on commissions by using futures and related options as a hedge rather than buying or selling individual securities or currencies in anticipation or as a result of market movements.

Buyers and sellers of foreign currency futures contracts are subject to the same risks that apply to the use of futures generally.  Further, settlement of a foreign currency futures contract may occur within the country issuing the underlying currency.  In that case, a Fund must accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign restrictions or regulations regarding the maintenance of foreign banking arrangements by U.S. residents, and may be required to pay any fees, taxes or charges associated with such delivery that are assessed in the issuing country.

A Fund may not write options or purchase or sell futures or forward contracts unless it owns either (1) an offsetting (“covered”) position in securities, or other options or futures or forward contracts or (2) cash and liquid securities with a value sufficient at all times to cover its potential obligations.  A Fund must comply with guidelines established by the SEC with respect to coverage of such instruments by mutual funds and, if required, will set aside cash and liquid securities in a segregated account with its custodian in the prescribed amount.  Securities or other options, futures or forward contract positions used for cover and securities held in a segregated account cannot be sold or closed out while the strategy is outstanding unless they are replaced with similar assets.  As a result, there is a possibility that the use of cover or segregation involving a large percentage of a Fund's assets could impede portfolio management and decrease a Fund's liquidity.

A Fund may effectively terminate its right or obligation under an option by entering into a closing transaction.  If a Fund wishes to terminate its obligation under a call option it has written, a Fund may purchase a call option of the same series (that is, a call option identical in its terms to the call option previously written); this is known as a closing purchase transaction.  Conversely, in order to terminate its right under a call or put option it has purchased, a Fund may write an option of the same series, as the option held; this is known as a closing sale transaction.  Closing transactions essentially permit a Fund to realize profits or limit losses on its options positions prior to the exercise or expiration of the option.

The value of an option position will reflect, among other things, the current market price of the underlying security, currency or index, the time remaining until expiration, the relationship of the exercise price to the market price, the historical price volatility of the underlying security, currency or index and general market conditions.  For this reason, the successful use of options depends upon the Adviser's or the Subadviser’s ability to forecast the direction of price fluctuations in the underlying securities or, in the case of index options, fluctuations in the market sector represented by the index selected.

Unless an option purchased by a Fund is exercised or unless a closing transaction is affected with respect to that position, a loss will be realized in the amount of the premium paid and any transaction costs.

A position in an exchange-listed option may be closed out only on an exchange that provides a secondary market for identical options.  The ability to establish and close out positions on the exchanges is subject to the maintenance of a liquid secondary market.  There can be no assurance that a liquid secondary market will exist for any particular option at any particular time.  Closing transactions may be affected with respect to options traded in the over-the-counter (“OTC”) markets (currently the primary markets for options on debt securities) only by negotiating directly with the other party to the option contract or in a secondary market for the option if such market exists.  There can be no assurance that a Fund will be able to liquidate an OTC option at a favorable price at any time prior to expiration.  In the event of insolvency of the opposite party, a Fund may be unable to liquidate an OTC option.

Accordingly, it may not be possible to effect closing transactions with respect to certain options, with the result that a Fund would have to exercise those options that it has purchased in order to realize any profit.  With respect to options written by a Fund, the inability to enter into a closing transaction may result in material losses to it.  For example, because a Fund must maintain a covered position or segregate assets with respect to any call option it writes, a Fund may not sell the underlying assets used to cover an option during the period it is obligated under the option unless it substitutes other acceptable securities.  This requirement may impair a Fund's ability to sell a portfolio security or make an investment at a time when such a sale or investment might be advantageous.

Index options are settled exclusively in cash.  If a Fund purchases an option on an index, the option is settled based on the closing value of the index on the exercise date.  Thus, a holder of an index option who exercises it before the closing index value for that day is available runs the risk that the level of the underlying index may subsequently change.  For example, in the case of a call option, if such a change causes the closing index value to fall below the exercise price of the option on the index, the exercising holder will be required to pay the difference between the closing index value and the exercise price of the option.

A Fund's activities in the options markets may result in a higher portfolio turnover rate and additional brokerage costs; however, a Fund also may save on commissions by using options as a hedge rather than buying or selling individual securities in anticipation or as a result of market movements.

The precise matching of the forward currency contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures.  Accordingly, it may be necessary for a Fund to purchase additional foreign currency on the spot (i.e., cash) market and bear the expense of such purchase if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency.  Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency the Fund is obli gated to deliver.  The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.  Forward currency contracts involve the risk that anticipated currency movements will not be accurately predicted, causing a Fund to sustain losses on these contracts and transactions costs.

At or before the maturity date of a forward contract requiring a Fund to sell a currency, the Fund may either sell a portfolio security and use the sale proceeds to make delivery of the currency or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Fund will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver.  Similarly, a Fund may close out a forward contract requiring it to purchase a specified currency by entering into a second contract entitling it to sell the same amount of the same currency on the maturity date of the first contract.  A Fund would realize a gain or loss as a result of entering into an offsetting forward currency contract under either circumstance to the extent the exchange rate or rates between the currencies involved moved between the execution dates of the first contract and the offsetting contract.  There can be no assurance that the Fund will be able to enter into new or offsetting forward currency contracts.  Forward currency contracts also involve a risk that the other party to the contract may fail to deliver currency or pay for currency when due, which could result in substantial losses to a Fund.  The cost to a Fund of engaging in forward currency contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing.  Because forward currency contracts are usually entered into on a principal basis, no fees or commissions are involved.

VIII.

Derivatives

The Funds may invest in derivatives, including credit-linked securities, inverse floaters and interest rate swaps.  Derivative securities are instruments that derive their value from other financial instruments, securities, or indices.

A. Credit-Linked Securities.  Credit-linked securities are securities whose performance is linked to the performance of a designated basket or index of high yield securities or credit default swaps.  Credit-linked securities are typically issued by a trust or a similar entity, which invests in a designated basket of high yield securities or in swap agreements or securities lending agreements that are based upon designated baskets of high yield securities or credit default swaps.  Investments in credit-linked securities can be an efficient means of managing the cash position of a Fund.

The risks associated with investing in credit-linked securities include the following:

1.

Market Risk.  The values of credit-linked securities will generally rise or fall in response to the changes in the market values of the designated basket or index of high yield securities or credit default swaps.

2.

Credit Risk and Interest Rate Risk.  The credit risk and interest rate risk associated with an investment in a credit-linked security are generally equivalent to the credit risk and interest rate risk associated with direct investments in the actual securities in the underlying designated basket of high yield securities or credit default swaps.

3.

Counter-Party Risk.  This is the risk that the counter-party to a swap or securities lending agreement will be unable to honor its commitments under the agreement.

4.

Liquidity Risk.  Credit-linked securities are typically not registered for public trading under the Securities Act of 1933 and are therefore considered restricted securities.  At times, it may be difficult to sell credit-linked securities due to the lack of an available trading market.  See, Section IV “Restricted and Illiquid Securities” for the risks of illiquid securities.

5.

Basis Risk.  This is the risk that the performance of credit-linked securities may not correspond with the performance of the underlying designated basket of high yield securities or their target index.

For these reasons, there is no guarantee that the strategy of investing in credit-linked securities will be successful and a Fund could lose money by investing in them.

B.  Inverse Floaters.  Inverse floaters are securities on which the rate of interest varies inversely with interest rates on other securities or the value of an index.  For example, an inverse floating rate security may pay interest at a rate that increases as a specified interest rate index decreases but decreases as that index increases.  The secondary market for inverse floaters may be limited and they may be illiquid.  See “Restricted and Illiquid Securities” for the risks of illiquid securities.  The market values of such securities generally are more volatile than the market values of ordinary fixed rate obligations.  The interest rates on inverse floaters may be significantly reduced, even to zero, if interest rates rise.

C.  Interest Rate Swaps.  Interest rate swap transactions are agreements between two parties to exchange interest payments on a designated amount of two different securities for a designated period of time.  For example, two parties may agree to exchange interest payments on variable and fixed rate instruments.  The Funds may enter into interest rate swap transactions to preserve a return or spread on a particular investment or a portion of its bond portfolio.

The Funds will usually enter into swaps on a net basis, i.e., the two payment streams will be netted out in a cash settlement on the payment date or on dates specified in the investment.  A Fund’s obligations under a swap agreement will be accrued on a daily basis (offset against any amounts owing to the Fund), and appropriate Fund assets having an aggregate net asset value at least equal to the accrued but unpaid net amounts owed to a swap counter-party will be generally maintained in a segregated account.  A Fund also will establish and maintain such segregated accounts with respect to its total obligations under any swaps that are not entered into on a net basis.  Because segregated accounts will be established with respect to such transactions, the Funds do not treat swap transactions as constituting senior securities.  Accordingly, the Funds will not treat them as being subject to the Funds’ b orrowing restrictions.

The Funds will enter into interest rate swap transactions only with banks and recognized securities dealers or their respective affiliates believed to present minimal credit risk in accordance with guidelines established by each Fund's Board.  Swaps do not involve the delivery of securities, other underlying assets or principal.  Accordingly, the risk of loss with respect to swaps is limited to the net amount of payments the Fund is contractually obligated to make.  If the other party to a swap defaults, the Fund’s risk of loss consists of the net amount of payments that the Fund contractually is entitled to receive.  If there is a default by the counter-party, the Fund may have contractual remedies pursuant to the agreements related to the transaction.

The swap market has grown significantly in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation.  As a result, the swap market has become relatively liquid.  Certain swap transactions involve more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than traditional swap transactions.

The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.  If a Fund were incorrect in its forecasts of interest rates, the investment performance of the Fund would be less favorable than it would have been if this investment technique were not used.

IX.

Repurchase Agreements

The Funds may invest in repurchase agreements.  A repurchase agreement is essentially a short-term collateralized loan. The lender (a Fund) agrees to purchase a security from a borrower (typically a broker-dealer) at a specified price.  The borrower simultaneously agrees to repurchase that same security at a higher price on a future date.  The difference between the purchase price and the repurchase price effectively constitutes the payment of interest.  In a standard repurchase agreement, the securities, which serve as collateral, are transferred to a Fund’s custodian bank.  In a “tri-party” repurchase agreement, these securities would be held by a different bank for the benefit of the Fund as buyer and the broker-dealer as seller.  In a “quad-party” repurchase agreement, the Fund’s custodian bank also is made a party to the agreement. &nb sp;Each Fund may enter into repurchase agreements with banks that are members of the Federal Reserve System or securities dealers who are members of a national securities exchange or are market makers in government securities.  The period of these repurchase agreements will usually be short, from overnight to one week.  The securities, which are subject to repurchase agreements, however, may have long maturities.  Each Fund will always receive, as collateral, securities whose market value, including accrued interest, will at all times be at least equal to 100% of the dollar amount invested by the Fund in each agreement, and the Fund will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian.  If the seller defaults, a Fund might incur a loss if the value of the collateral securing the repurchase agreement declines, and might incur disposition costs in connection with liquidating the collateral.  In addition, if bankruptcy or similar proceedings are commenced with respect to the seller of the security, realization upon the collateral by a Fund may be delayed or limited.

X.

Temporary Borrowing

The Funds may borrow for temporary or emergency purposes to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.  Borrowing increases the risks of investing by increasing leverage and accentuating potential losses.

XI.

Temporary Defensive Investments

From time to time, the Funds may take temporary defensive positions in reaction to unusual market conditions, anticipated redemptions, or other events.  At such times, the Funds may invest large portions of their portfolios in cash (including foreign currency) or cash equivalents such as commercial paper and short-term debt instruments.  In addition, the Funds may also invest in larger capitalization issuers and/or higher-quality and shorter maturity instruments then they otherwise would under their stated investment policies and strategies.  For a description of commercial paper and other short-debt instruments, see “Commercial Paper and Other Short-Term Investments.”  When the Funds are taking temporary defensive positions, they may not achieve their investment objectives and they could suffer losses.  For information concerning the risks of investing in commercial paper, other short-term debt instruments, and foreign currency, see “Debt Securities”, “Commercial Paper and Other Short-Term Investments”, and “Foreign Securities Exposure.”

XII.

Securities Lending

The Funds may lend securities from its portfolio to brokers, dealers and other financial institutions needing to borrow securities to cover or complete certain transactions.  In connection with such loans, the Funds remain the owner of the loaned securities and continue to bear the risks of ownership and to be entitled to payments in amounts equal to the interest, dividends or other distributions payable on the loaned securities.  The Funds also have the right to terminate a loan at any time.  The Funds do not have the right to vote on securities while they are on loan.  However, it is the Funds’ intention to attempt to terminate loans in time to vote those proxies that the Funds have determined are material to its interests.  Loans of portfolio securities may not exceed 33-1/3% of the val ue of each Fund’s total assets (including the value of all assets received as collateral for the loan). The Funds will receive collateral consisting of cash, U.S. Government securities or irrevocable letters of credit which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. If the collateral consists of a letter of credit or securities, the borrower will pay the Fund a loan premium fee. If the collateral consists of cash, the Funds may reinvest the cash and pay the borrower a pre-negotiated fee or “rebate” from any return earned on the investment.  The Funds may invest the cash collateral in money market funds or similar private investment vehicles, repurchase agreements or other high quality instruments with short maturities that meet Rule 2a-7 eligibility standards.  The Funds may participate in a securities lending program operated by a lending agent (the “Lending Agent”) and may delegate to the Lendi ng Agent the responsibility of investing cash collateral in accordance with specified investment guidelines.  The Lending Agent will receive a percentage of the total earnings of the Funds derived from lending its portfolio securities.  Should the borrower of the securities fail financially, the Funds may experience delays in recovering the loaned securities or exercising its rights in the collateral.  Loans are made only to borrowers that are deemed by the Funds’ adviser or lending agent to be of good financial standing.  In a loan transaction, the Funds will also bear the risk of any decline in value of securities acquired with cash collateral.

PORTFOLIO HOLDINGS INFORMATION POLICIES AND PROCEDURES

In accordance with SEC regulatory requirements, each First Investors Fund files a complete schedule of its portfolio holdings with the SEC on a quarterly basis on Forms N-CSR and N-Q.  These forms are publicly available on the SEC's Internet website (http://www.sec.gov).  Each Fund will also provide a copy of its latest Form N-CSR to the public free of charge upon request.  Each Fund (except for a money market fund) also includes a schedule of its portfolio holdings in its annual and semi-annual reports to shareholders, which are available free of charge to the public upon request. Each Fund also publishes its top ten holdings on the First Investors website (http://www.firstinvestors.com) on a quarterly basis with a 30 day lag.

Until portfolio holdings information for First Investors Funds is made public in Form N-CSR, in Form N-Q, in a shareholder report, or on the First Investors website, it is considered to be confidential.  Such information may only be disclosed to persons who have a legitimate business reason to have the information and who are subject to a duty to keep the information confidential (including a duty not to trade on such information).  Neither the Funds, FIMCO, any subadviser of the Funds, nor any other person receives compensation in connection with disclosure of information about portfolio securities.

Non-public portfolio holdings information may not be provided to any actual or prospective shareholder of the Funds, any institutional investor, or any broker-dealer or financial intermediary who seeks such information for purposes of determining whether to invest in the Funds.  This is not considered a legitimate business need for the information.  If such persons request portfolio holdings information, they may only be provided with information that is disclosed in the latest annual or semi-annual report, in Forms N-CSR and N-Q filed with the SEC, and on the First Investors website.

Non-public portfolio holdings information may be provided to the following categories of persons based upon the fact that they have a legitimate business need for such information and are subject to a duty of confidentiality:

(a)

Investment advisers, sub-advisers, and sub-adviser candidates for the Funds (and their access persons);

(b)

Custodians and sub-custodians of the Funds;

(c)

Auditors of the Funds;

(d)

Legal counsel for the Funds;

(e)

Legal counsel to the independent trustees of the Funds;

(f)

Ratings or ranking agencies;

(g)

Parties who provide insurance for municipal securities purchased by the Funds;

(h)

Companies that provide analytical services to the Funds and their investment adviser;

(i)

Companies that provide pricing, operational, trade notification, settlement and valuation services to the Funds, their Adviser and/or their subadvisers;

(j)

Proxy voting services employed by the Funds;

(k)

Broker-dealers who provide execution or research services for the Funds (including identifying potential buyers and sellers for securities that are held by the Funds);

(l)

Broker-dealers who provide quotations that are used in pricing when a pricing service is unable to provide a price or it is determined to be unreliable;

(m)

Companies that provide other services that are deemed to be beneficial to the Funds; and

(n)

Securities Lending Agents.

The Funds have ongoing arrangements to provide portfolio holdings information to the following: custodians and sub-custodians of the Funds (The Bank of New York Mellon, Brown Brothers Harriman & Co. and their foreign sub-custodians); the independent registered public accounting firm of the Funds (Tait, Weller & Baker); ratings or ranking agencies and companies that provide analytical services to the Funds and their investment adviser (Lipper, FactSet Research Systems, Inc., Investment Technology Group, Inc., and Bloomberg); parties who provide insurance for municipal securities purchased by the Funds (Ambac, MBIA, FSA and FGIC); pricing service employed by Funds (FT Interactive Data Corp.); proxy voting services employed by the Funds (Risk Metrics Group, Broadridge Financial Solutions, Inc. and Glass Lewis & Co.); securities lending agent (Credit Suisse, New York Branch) and companies that provide operational, trade notification, settlement, p ricing and valuation services (State Street Bank and Trust Company).

The following categories of persons are authorized to disclose portfolio holdings information to persons who have a legitimate business reason to receive non-public information – executive officers of the Funds, the portfolio managers, traders, analysts, other portfolio department personnel, such as portfolio assistants and administrative assistants, portfolio accountants, senior executives, and legal and compliance officers of the Funds’ adviser or subadvisers.

FIMCO employs the following policies on behalf of the Funds with respect to portfolio holdings information.  It requires employees who have access to non-public portfolio holdings information as part of their regular functions to treat such information as confidential, prohibits them from trading for their own accounts based upon such information to the extent that such trading would violate the law, and prohibits them from selectively disclosing such information to any person who does not have a legitimate business need for such information that is consistent with the interests of the Funds.  FIMCO permits such employees to disclose a non-public list of portfolio holdings to a broker-dealer that provides services to the Funds subject to the following conditions: (a) the list must be at least 30 days old; (b) it must not specify the number of shares or units held, the dollar value, or the percentage of assets represen ted by the securities; and (c) it must be accompanied by a statement that the information is being provided solely to assist the broker-dealer to provide research and execution services for the Funds and may not be used for trading in the Funds’ shares by the broker-dealer or its clients.

The subadvisers for certain First Investors Funds, Wellington Management Company, LLP (“Wellington Management”), Paradigm Capital Management, Inc. (“Paradigm Capital Management”), Vontobel Asset Management, Inc. (formerly named Vontobel USA, Inc.) (“Vontobel”) and Smith Asset Management Group, L.P. (“Smith”), use policies that comply with the policies of First Investors Funds.  Generally, Wellington Management’s policies prohibit disclosing the portfolio holdings of any Fund to any person unless such disclosure has been approved by the Fund or such a disclosure is reasonably necessary for Wellington Management to provide investment advice to its clients.  Paradigm Capital Management’s policies require authorization prior to any disclosure of portfolio holdings to any outside vendor or service provider other than a broker-dealer that provides it with research and execut ion services.  Paradigm Capital Management’s policies also recognize that it is appropriate to release portfolio information upon request from regulatory agencies or if compelled by law to do so.  Vontobel, aside from its disclosure of portfolio holdings information to broker-dealers that provide research and execution services to the Funds, will not disclose portfolio holdings information to third parties until such information is made public by the Funds.  Smith’s policies prohibit disclosing the portfolio holdings of a Fund to any person unless such disclosure has been approved by the Fund or such disclosure is reasonably necessary for Smith to provide investment advice to its clients.

The Investment Compliance Manager of the Funds’ investment adviser monitors for compliance with the foregoing policies with respect to employees of the Adviser and its affiliates who are Access Persons of the Funds.  Any violations of these policies are reported to the Board of Trustees of the Funds on a quarterly basis.  The policies of the Funds’ sub-advisers are monitored by its compliance staff, and any violations are required to be reported to the Chief Compliance Officer of FIMCO and the Funds, and the Board of Trustees of the Funds.

PORTFOLIO TURNOVER

Portfolio securities may be sold from time to time without regard to the length of time they have been held when, in the opinion of the Adviser or Subadviser (as applicable), investment considerations warrant such action.  Portfolio turnover rate is calculated by dividing (1) the lesser of purchases or sales of portfolio securities for the fiscal year by (2) the monthly average of the value of portfolio securities owned during the fiscal year.  A 100% turnover rate would occur if all the securities in a Fund's portfolio, with the exception of securities whose maturities at the time of acquisition were one year or less, were sold and either repurchased or replaced within one year.  A high rate of portfolio turnover (100% or more) generally leads to higher transaction costs and may result in a greater number of taxable transactions and, consequently, larger taxable distributions to shar eholders.

MANAGEMENT OF THE FUNDS

Investment advisory services to each Fund are provided by FIMCO, pursuant to an Investment Advisory Agreement (“Advisory Agreement”).  FIMCO is a wholly owned subsidiary of First Investors Consolidated Corporation (“FICC”), and its address is 110 Wall Street, New York, NY 10005.  FICC and its consolidated subsidiaries engage in a variety of businesses, ranging from investment management to brokerage services, insurance and banking.

Pursuant to the Advisory Agreement, FIMCO is responsible for supervising and managing each Fund’s investments, determining each Fund’s portfolio transactions and supervising all aspects of each Fund's operations, subject to review by the Trustees.  The Advisory Agreement also provides that FIMCO shall provide the Funds with certain executive, administrative and clerical personnel, office facilities and supplies, conduct the business and details of the operation of each Fund and assume certain expenses thereof, other than obligations or liabilities of the Funds.

The Advisory Agreement may be terminated at any time, with respect to a Fund, without penalty by the Trustees or by a majority of the outstanding voting securities of such Fund, or by FIMCO, in each instance on not less than 60 days' written notice, and shall automatically terminate in the event of its assignment (as defined in the 1940 Act).  The Advisory Agreement also provides that it will continue in effect, with respect to a Fund, for a period of over two years only if such continuance is approved annually either by the Trustees or by a majority of the outstanding voting securities of such Fund, and, in either case, by a vote of a majority of the Independent Trustees voting in person at a meeting called for the purpose of voting on such approval.

Under the Advisory Agreement, each Fund is obligated to pay the Adviser an annual fee, paid monthly, as set forth in Part I of its SAI.  Each Fund bears all expenses of its operations other than those assumed by the Adviser or its Underwriter under the terms of its Advisory or Underwriting Agreements.  Fund expenses include, but are not limited to: the advisory fee; Rule 12b-1 fees; shareholder servicing fees and expenses; custodian fees and expenses; legal and auditing fees; registration fees and expenses; expenses of communicating to existing shareholders, including preparing, printing and mailing prospectuses and shareholder reports to such shareholders; and proxy and shareholder meeting expenses.

FIMCO has an Investment Committee composed of the Chairman and General Counsel of FIMCO, the Investment Compliance Manager, and the portfolio managers of each of the Funds.  The Investment Committee meets periodically to review the performance of each of the Funds, the investment strategies that are being used to manage the Funds and recent additions to and deletions from the portfolios of the Funds.

FICC owns all of the voting common stock of the Adviser and all of the outstanding stock of First Investors Corporation and the Funds’ transfer agent.  Kathryn S. Head and members of her family control FICC and, therefore, control the Adviser.

Wellington Management serves as the investment subadviser to the Global Fund pursuant to a subadvisory agreement (“Subadvisory Agreement”).  Under the Subadvisory Agreement, Wellington Management is responsible for managing the Fund’s investments, subject to the oversight of FIMCO and the Board.  FIMCO is responsible for paying Wellington Management a subadvisory fee with respect to the Fund, as set forth in Part I of the SAI for the Fund.  The Subadvisory Agreement provides that it will continue for a period of more than two years from the date of execution only so long as such continuance is approved annually by either the Board or a majority of the outstanding voting securities of the Fund and, in either case, by a vote of a majority of the Independent Trustees voting in person at a meeting called for the purpose of voting on such approval.  The Subadvisory Agreement also provides that it will terminate automatically if assigned or upon termination of the Advisory Agreement, and that it may be terminated at any time without penalty by the Board or a vote of a majority of the outstanding voting securities of the Fund or by the subadviser upon not more than 60 days’ nor less than 30 days’ written notice.  The Subadvisory Agreement provides that Wellington Management will not be liable for any error of judgment or for any loss suffered by the Fund in connection with the matters to which the Subadvisory Agreement relates, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation or from willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

Paradigm Capital Management serves as the investment subadviser to the Special Situations and Life Series Discovery Funds pursuant to a subadvisory agreement (“Subadvisory Agreement”).  Under the Subadvisory Agreement, Paradigm Capital Management is responsible for managing each Fund’s investments, subject to the oversight of FIMCO and the Board. FIMCO is responsible for paying Paradigm Capital Management a subadvisory fee with respect to each Fund, as set forth in Part I of the SAI for the Fund.  The Subadvisory Agreement provides that it will continue for a period of more than two years from the date of execution only so long as such continuance is approved annually by either the Board or a majority of the outstanding voting securities of the Fund and, in either case, by a vote of a majority of the Independent Trustees voting in person at a meeting called for the purpose of voting on such approval. &n bsp;The Subadvisory Agreement also provides that it will terminate automatically if assigned or upon the termination of the Advisory Agreement, and that it may be terminated at any time without penalty by the Board or a vote of a majority of the outstanding voting securities of the Fund or by the subadviser upon not more that 60 days’ nor less that 30 days’ written notice.  The Subadvisory Agreement provides that Paradigm Capital Management will not be liable for any error of judgment or for any loss suffered by the Fund in connection with the matters to which the Subadvisory Agreement relates, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation or from willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations or duties.

Vontobel serves as the investment subadviser to the International and Life Series International Funds pursuant to a subadvisory agreement (“Subadvisory Agreement”).  Under the Subadvisory Agreement, Vontobel is responsible for managing each Fund’s investments, subject to the oversight of FIMCO and the Board.  FIMCO is responsible for paying Vontobel a subadvisory fee with respect to each Fund as set forth in Part I of the SAI for the Fund.  The Subadvisory Agreement provides that it will continue for a period of more than two years from the date of execution only so long as such continuance is approved annually by either the Board or a majority of the outstanding voting securities of the Fund and, in either case, by a vote of a majority of the Independent Trustees voting in person at a meeting called for the purpose of voting on such approval.  The Subadvisory Agreement also provides that it w ill terminate automatically if assigned or upon the termination of the Advisory Agreement, and that it may be terminated at any time without penalty by the Board or a vote of a majority of the outstanding voting securities of the Fund or by the subadviser upon not more that 60 days’ nor less that 30 days’ written notice.  The Subadvisory Agreement provides that Vontobel will not be liable for any error of judgment or for any loss suffered by the Fund in connection with the matters to which the Subadvisory Agreement relates, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation or from willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations or duties.

Smith serves as the investment subadviser to the Select Growth and Life Series Select Growth Funds pursuant to separate subadvisory agreements (collectively, “Subadvisory Agreement”).  Under the Subadvisory Agreement, Smith is responsible for managing each Fund’s investments, subject to the oversight of FIMCO and the Board.  FIMCO is responsible for paying Smith a subadvisory fee, with respect to each Fund as set forth in Part I of the SAI for the Fund.  The Subadvisory Agreement provides that it will continue for a period of more than two years from the date of execution only so long as such continuance is approved annually by either the Board or a majority of the outstanding voting securities of the Fund and, in either case, by a vote of a majority of the Independent Trustees voting in person at a meeting called for the purpose of voting on such approval.  The Subadvisory Agreement also prov ides that it will terminate automatically if assigned or upon the termination of the Advisory Agreement, and that it may be terminated at any time without penalty by the Board or a vote of a majority of the outstanding voting securities of the Fund or by the subadviser upon not more that 60 days’ nor less that 30 days’ written notice.  The Subadvisory Agreement provides that Smith will not be liable for any error of judgment or for any loss suffered by the Fund in connection with the matters to which the Subadvisory Agreement relates, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation or from willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations or duties.

In accordance with the requirements of Rule 204A-1 of the Investment Advisers Act of 1940 and Rule 17j-1 of the 1940 Act, the First Investors Funds, FIMCO, and their principal underwriter, First Investors Corporation (“FIC”) have adopted a Code of Ethics (“Code”) to protect the Funds and other advisory clients of FIMCO (“Other Advisory Clients”) from actual and potential conflicts of interest which may arise from the Personal Securities Transactions and other conduct of access persons (“Access Persons”).

Under the Code, all Access Persons are expected to not only comply with the federal securities laws and the Code but also to follow the highest fiduciary and ethical standards in all business and personal dealings which could in any way affect the Funds or Other Advisory Clients.  The guiding principles for all Access Persons are to place the interests of the Funds and Other Advisory Clients first at all times, to avoid placing themselves in any position in which there is any actual or apparent conflict of interest with the interests of the Funds or Other Advisory Clients, and to refrain from taking any inappropriate advantage of their positions of trust and responsibility.

Subject to certain exemptions, all Access Persons, except the disinterested Trustees of the Funds, are subject to a number of restrictions on their personal trading activities.  Among other things, Access Persons (a) must report to FIMCO upon hire, and annually thereafter, all holdings of covered securities and reportable securities, as defined in the Code; (b) must have all non-exempt trades in covered securities pre-cleared; (c) are generally prohibited from trading covered securities while any of the Funds are buying or selling or actively considering buying or selling the same covered securities; (d) are prohibited from retaining profits from short-term trading in covered securities; (e) must report to a compliance officer on a quarterly basis all holdings of covered and reportable securities via duplicate account statements, confirmations or quarterly transaction reports; and (f) are prohibited from purchasing covered securities in limited offerings, including initial public offerings and private placements, unless a compliance officer determines that there are no actual or apparent conflicts between the interest of the Access Persons and the Funds.

Wellington Management, which serves as subadviser to First Investors Global Fund, has similarly adopted a Code of Ethics that governs the personal securities trading and conduct of its portfolio managers and other access persons of its clients.  Among other things, Wellington Management’s code of ethics requires its access persons to file reports concerning their personal securities holdings and transactions, including holdings of, and transactions in, mutual funds for which Wellington Management serves as subadviser; it requires access persons to pre-clear “covered transactions” prior to execution; and, it imposes “black out restrictions” on buying or selling securities that are being bought or sold by Wellington Management clients.

Paradigm Capital Management, which serves as subadviser to certain First Investors Funds, has similarly adopted a Code of Ethics that governs the personal securities trading and conduct of its portfolio managers and other access persons of its clients.  Among other things, Paradigm Capital Management’s code of ethics requires access persons to receive approval of a compliance officer prior to executing non-exempt personal securities transactions in “Named Securities”, which are securities currently recommended by Paradigm Capital Management for purchase or sale or are under consideration for purchase or sale; and it requires its access persons to report their personal securities holdings and transactions, including holdings of, and transactions in, mutual funds for which Paradigm Capital Management serves as subadviser.

Vontobel, which serves as a subadviser to certain First Investor Funds, also has similarly adopted a Code of Ethics that governs the personal securities trading and conduct of its portfolio managers and other access persons of its clients.  Personnel subject to the code may purchase and sell securities for their personal accounts, including securities that may be purchased, sold or held by the Fund for which Vontobel serves as subadviser, subject to certain restrictions and conditions.  Generally, personal securities transactions are subject to pre-clearance procedures, reporting requirements and holding period rules.  The code also restricts personal securities transactions in private placements, initial public offerings and securities in which the Funds, for which Vontobel serves as subadviser, have a pending order.

Smith, which serves as a subadviser to certain First Investors Funds, also has similarly adopted a code of ethics that governs the personal securities trading and conduct of its portfolio managers and other access persons of its clients.  Personnel subject to the code may purchase and sell securities for their personal accounts, including securities that may be purchased, sold or held by the Fund for which Smith serves as subadviser, subject to certain restrictions and conditions.  Generally, personal securities transactions are subject to reporting requirements and holding period rules.  The code also restricts personal securities transactions in certain situations.

The Funds have adopted policies and procedures for determining how proxies relating to portfolio securities should be voted, including procedures for addressing potential conflicts of interest that may be presented between the interests of the Funds and their shareholders and the interests of their investment adviser, principal underwriter, and other affiliated persons.

With respect to the Funds that are managed by FIMCO, the Board of Trustees of the Funds have approved the use of FIMCO’s proxy voting policies and procedures with respect to proxies relating to portfolio securities held by such Funds.  FIMCO’s proxy voting policies and procedures include guidelines for voting on particular types of issues.  These guidelines reflect the belief that proxies should be voted in a manner that serves the best economic interests of the Funds.  When the guidelines do not cover a specific issue, or to vote in accordance with such guidelines would be contrary to the best economic interests of the Funds, FIMCO shall use its best judgment in voting proxies on behalf of the Funds.

The following are FIMCO’s proxy voting guidelines.

Directors, Auditors and Other Business

• Election of Directors

With Management, subject to the following condition: Withhold from any nominee who served on the company’s compensation committee during a period when the company engaged in the practice of stock option backdating.

• Appointment/Selection of Auditors	With Management

Corporate Governance

• Executive Compensation

With Management. Executive compensation is generally considered when deciding whether to invest in a company.  If the Adviser believes that management’s position on an executive compensation proposal is contrary to shareholder interests, it will generally sell its investment in the issuer.

• Classified Boards	Against
• Golden Parachutes	Against
• Super Majority Provision	Against
• Combination of Several Anti-Takeover Proposals and an Anti-Greenmail Proposal (without the opportunity to vote separately on each issue)	Against
• Require Majority of Independent Directors	Reviewed on a Case-by-Case Basis.
• Limit Special Meeting	Against
• Unequal Voting Rights	Against
• Cumulative Voting	With Management
• Blank Check Preferred Stock	Against
• Increase in Authorized Common Stock	Reviewed on a Case-by-Case Basis to Determine if it is Intended as an Anti-takeover Provision.
• Merger, Acquisition, Reorganization, or Reincorporation	Reviewed on a Case-by-Case Basis.
• Social Responsibility Issues	With Management

Shareholder Proposals

• Advisory Vote on Compensation Reviewed on a Case-by-Case Basis.

The following are FIMCO’s policies and procedures for identifying and resolving conflicts of interest that may arise in connection with voting of proxies.

Neither FIMCO nor any of its affiliates engage in investment banking, administration or management of corporate retirement plans, or other activities that may create a potential conflict of interest between the interests of the Funds and FIMCO and its affiliates regarding a proxy vote.  Nevertheless, if a proxy proposal were to create a conflict of interest between the interests of a Fund and those of FIMCO or its affiliates, the conflict of interest would have to be reported to FIMCO’s General Counsel.  The General Counsel would then provide guidance concerning the resolution of the conflict of interest and would report the conflict of interest to the Board of Trustees of the Funds at its next formal meeting.

With respect to the Fund that is managed by Wellington Management in its capacity as subadviser, the Board of Trustees of the Funds have approved the use of Wellington Management’s proxy voting policies and procedures with respect to proxies relating to portfolio securities held by the Fund.  Wellington Management votes proxies in what it believes are the best economic interests of its clients and in accordance with its Global Proxy Policies and Procedures. Wellington Management’s Corporate Governance Committee is responsible for the review and oversight of the firm’s Global Proxy Policies and Procedures. The Corporate Governance Group within Wellington Management’s Corporate Operations Department is responsible for the day-to-day administration of the proxy voting process. Although Wellington Management may utilize the services of various external resources in analyzing proxy iss ues and has established its own Global Proxy Voting Guidelines setting forth general guidelines for voting proxies, Wellington Management personnel analyze all proxies and vote proxies based on their assessment of the merits of each proposal. Each portfolio manager of the Fund has the authority to determine the final vote for securities held in the Fund, unless the portfolio manager is determined to have a material conflict of interest related to that proxy vote.

Wellington Management maintains procedures designed to identify and address material conflicts of interest in voting proxies. Its Corporate Governance Committee sets standards for identifying material conflicts based on client, vendor and lender relationships. Proxy votes for which Wellington Management identifies a material conflict are reviewed by designated members of its Corporate Governance Committee or by the entire committee in some cases to resolve the conflict and direct the vote.

With respect to the Funds that are managed by Paradigm Capital Management in its capacity as subadviser, the Board of Trustees of the Funds has approved the use of Paradigm Capital Management’s proxy voting policies and procedures with respect to proxies relating to portfolio securities held by such Funds.  Paradigm Capital Management votes proxies consistent with the best interests of the client, including long-term and short-term economic interests. Paradigm Capital Management’s Chief Compliance Officer is responsible for the review and oversight of the firm’s proxy voting policies and procedures.  The portfolio managers are responsible for the day-to-day administration of the proxy voting process.  Paradigm Capital Management has subscribed to an unaffiliated third-party corporate governance research service to assist it in analyzing proxies.  The portfolio managers have the authority to de termine the final vote for securities held in Funds for which they serve as the designated manager, unless such party is determined to have a material conflict of interest related to that proxy vote.

Paradigm Capital Management maintains procedures designed to identify and address material conflicts of interest in voting proxies.  The Chief Compliance Officer sets standards for identifying material conflicts.  Proxy votes for which Paradigm Capital Management identifies a material conflict are reviewed by the Chief Compliance Officer and the portfolio manager to resolve the conflict and direct the vote.  If a resolution cannot be made by the Chief Compliance Officer and the portfolio manager, a third party may be asked to resolve the situation.

With respect to the Funds that are managed by Vontobel in its capacity as subadviser, the Board of Trustees has approved the use of Vontobel’s proxy voting policies and procedures with respect to proxies relating to portfolio securities held by such Funds.  Vontobel votes proxies consistent with the best interests of the client.  Vontobel has subscribed to an unaffiliated third-party corporate governance research service to assist it in analyzing proxies.  In most cases, Vontobel votes in strict accordance with the recommendations of the unaffiliated third-party corporate governance research service, but reserves the right to change that vote when a majority of the portfolio managers disagree with a recommendation or the firm is otherwise advised by the client in writing.

Vontobel maintains procedures designed to identify and address material conflicts of interest in voting proxies.  Whenever the Proxy Voting Group at Vontobel detects an actual or potential material conflict between the interests of a client, on the one hand, and the firm’s interests or the interests of a person affiliated with the firm on the other, the Proxy Voting Group will review the conflict.  If a potential conflict has been identified, then Vontobel will provide the client with sufficient information regarding the potential conflict and obtain the client’s consent prior to voting, or vote securities in accordance with its proxy voting policies discussed above.

With respect to the Funds that are managed by Smith in its capacity as subadviser, the Board of Trustees has approved the use of Smith’s proxy voting policies and procedures with respect to proxies relating to portfolio securities held by such Funds.  Smith believes that voting client proxies is an important tool for maintaining long-term shareholder value for its clients in conjunction with the overall portfolio management process.  Smith has written policies and procedures designed to ensure that these ideals are effectively maintained in accordance with client’s best interests.

Smith has established an advisory committee consisting of senior members of the management team as well as senior portfolio managers and Smith’s chief compliance officer, which has the responsibility to construct Smith’s overall voting guidelines as well as the procedures to ensure compliance.  A member of the committee has been designated the proxy voting manager, whose duty it is to administer Smith’s proxy voting procedures on an ongoing basis.

Smith’s designated voting delegate receives proxy materials from the custodial bank or trustee for each client with which Smith has stated proxy voting authority.  Smith has contracted with a third-party service provider to assist with administrative functions, including collecting and sorting proxy materials.  Smith has stated guidelines regarding specific proxy items.  Those items that do not fall under the stated guidelines set forth by Smith are reviewed on a case-by-case basis by the proxy voting manager and voted in the client’s best interest as determined by the committee.

Situations may arise where the interests of Smith conflict with those of the client.  These situations could include where: (i) Smith provides advisory services to a public firm whose shares are included in its client’s portfolio; or (ii) Smith, an affiliate or an employee has a personal relationship with a public firm whose shares are included in a client’s portfolio.  If these situations arise and management of the issuer is soliciting proxy votes, the following guidelines will be applied: (a) if the proxy voting guidelines already determine a course of action, votes will be cast according to the guidelines; (b) if the proxy item does not fall under the specific guidelines or has been identified to be voted on a case-by-case basis, votes will be cast in accordance with an independent third-party corporate governance consultant.

FIMCO, Wellington Management, Paradigm Capital Management, Vontobel and Smith may be unable to vote or may determine not to vote a proxy on behalf of a Fund due to securities lending, share blocking and re-registration requirements, lack of adequate information, untimely receipt of proxy materials, immaterial impact of the vote, and/or excessive costs.

A description of the policies and procedures that the Funds use to vote proxies relating to a portfolio’s securities is available for free, upon request, by calling toll free 1-800-423-4026 or can be viewed online or downloaded from the EDGAR database on the SEC’s internet website at http://www.sec.gov.  In addition, information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request by calling 1-800-423-4026 and (2) on the SEC’s internet website at http://www.sec.gov.

RESPONSIBILITIES OF THE BOARD OF THE FUNDS

There is one common Board of the Funds within the First Investors Family of Funds.  The Board plays an important supervisory role with respect to oversight of the management of the Funds.  Among other things, the Board is responsible for the annual approval of investment advisory contracts, evaluation of portfolio performance, and the oversight of decisions that have been made by the Adviser and subadvisers, as applicable, pursuant to delegated authority. There are three standing committees of the Board, the “Governance Committee”, the “Audit Committee”, and the “Investment Committee”. The Governance and Audit Committees are comprised of three Independent Trustees. The Investment Committee is comprised of all the Trustees. (Independent Trustees are also referred to as Disinterested Trustees.)  The Governance Committee elects from its members a chairperson who serves for a three-year term and until a successor i s elected. The Audit and Investment Committees may designate one member to serve as the Chairperson of the Committee.

The Governance Committee (formerly the “Nominating and Compensation Committee”) was established in November 2004 and is responsible for, among other things, selecting and nominating persons to serve as Independent Trustees on the Board, evaluating candidates’ qualifications, reviewing the composition of the Board to determine whether it may be appropriate to add other Independent Trustees, and reviewing trustee compensation.  During the last fiscal year, the Governance Committee met one time to discuss nominating and compensation related matters.

When the Board has, or expects to have, a vacancy, the Governance Committee receives and reviews information on candidates qualified to be recommended to the full Board as nominees for election as Trustees, including any recommendations by shareholders.  The Governance Committee will review shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Governance Committee at the Funds’ offices c/o First Investors Management Company, Inc., 110 Wall Street, New York, New York 10005.

The Audit Committee is responsible for, among other things, overseeing the Funds’ accounting, financial reporting, and internal controls, approving the selection, retention, or termination of auditors, evaluating the independence of auditors, pre-approving any audit and non-audit services provided to the Funds and certain non-audit services provided to the Funds’ investment adviser or any of its affiliates, meeting with the auditors to discuss the audit plan, audit results, and any matters of concern that may be raised by the auditors, receiving reports from Fund management regarding the design or operation of the Funds’ internal controls, investigating improprieties or suspected improprieties in the Funds’ accounting or financial reporting, and reporting its activities to the full Board on a regular basis. The Audit Committee met three times during the last fiscal year.

The Investment Committee is responsible for, among other things, reviewing the investment performance data and related reports provided to the Board, reviewing the investment performance benchmarks and peer groups used in reports delivered to the Board, reviewing fee structures, expense ratios, fee waivers, and expense cap reimbursements, and reviewing the performance of the Funds individually and in the aggregate.  The Investment Committee was established in November 2006 and met three times during the last fiscal year.

UNDERWRITER AND DEALERS

Each Fund, except First Investors Life Series Funds, has entered into an underwriting agreement (“Underwriting Agreement”) with First Investors Corporation (“Underwriter” or “FIC”), located at 110 Wall Street, New York, New York 10005 that requires the Underwriter to use its best efforts to sell shares of the Funds.  The Underwriting Agreement was unanimously approved by each Fund’s Board and the Independent Trustees.  The Underwriting Agreement provides that it will continue in effect from year to year, with respect to a Fund, only so long as such continuance is specifically approved at least annually by the Board or by a vote of a majority of the outstanding voting securities of such Fund, and in either case by the vote of a majority of the Independent Trustees, voting in person at a meeting called for the purpose of voting on such approval.  The U nderwriting Agreement will terminate automatically in the event of its assignment.

The following table lists the current sales charge with respect to Class A shares of each Fund, except Cash Management Fund, as well as the amount of the sales charge that is reallowed to dealers selling the shares:

Amount of Investment	Sales Charge as % of Offering Price	Net Amount Invested	Concession to Dealers as a % of Offering Price

Less than $100,000	5.75%	6.10%	4.72%
$100,000 but under $250,000	4.50	4.71	3.69
$250,000 but under $500,000	3.50	3.63	2.87
$500,000 but under $1,000,000	2.50	2.56	2.05
$1,000,000 or more	0	0	*

* There is no sales charge on transactions of $1 million or more, purchases that qualify for Rights of Accumulation of $1 million, purchases made pursuant to a Letter of Intent of $1 million and purchases by group retirement plans pursuant to sales charge waiver privileges as described in the First Investors Shareholder Manual.  The Underwriter will pay from its own resources an imputed dealer concession equal to 0.90% of the amount invested to dealers on such purchases.  If such shares are redeemed within 24 months of purchase, a CDSC of 1.00% will be deducted from the redemption proceeds except in certain circumstances.  The CDSC will generally be applied in the same manner as the CDSC on Class B shares, as described in First Investors’ Shareholder Manual.

DISTRIBUTION PLANS

Each Fund, except the First Investors Life Series Funds, has adopted one or more Distribution Plans in accordance with Rule 12b-1 under the Investment Company Act of 1940.  Each Fund, except for the Cash Management Fund, has adopted Distribution Plans for both their Class A and Class B shares (“Class A Plan” and “Class B Plan” or “Plans”).  The Cash Management Fund has adopted only one plan, which is for its Class B shares.  Under the Class A Plan, each Fund compensates the Underwriter for certain expenses incurred in the distribution of that Fund’s shares and the servicing or maintenance of existing Fund shareholder accounts at an annualized rate of up to 0.30% of each Fund’s average daily net assets attributable to its Class A shares.  Under the Class B Plan, each Fund compensates the Underwriter at an annualized rate of 1.00% of each Fund’s average daily net assets attributable to its Class B shares.

Each Plan was unanimously approved by the applicable Fund’s Board and the Independent Trustees.  Each Plan will continue in effect from year to year as long as its continuance is approved annually by either the applicable Fund’s Board or by a vote of a majority of the outstanding voting securities of the relevant class of shares of such Fund.  In either case, to continue, each Plan must be approved by the vote of a majority of the Independent Trustees of the applicable Fund.  Each Fund’s Board reviews quarterly and annually a written report provided by the Treasurer of the amounts expended under the applicable Plan and the purposes for which such expenditures were made.

Each Plan can be terminated at any time by a vote of a majority of the applicable Fund’s Independent Trustees or by a vote of a majority of the outstanding voting securities of the relevant class of shares of such Fund.  Any change to any Plan that would materially increase the costs to that class of shares of a Fund may not be instituted without the approval of the outstanding voting securities of that class of shares of such Fund as well as any class of shares that converts into that class.  Such changes also require approval by a majority of the applicable Fund’s Independent Trustees.

In adopting each Plan, the Board of each Fund considered all relevant information and determined that there is a reasonable likelihood that each Plan will benefit each Fund and their class of shareholders.  The Boards believe that amounts spent pursuant to each Plan have assisted each Fund in providing ongoing servicing to shareholders, in competing with other providers of financial services and in promoting sales, thereby increasing the net assets of each Fund.

In reporting amounts expended under the Plans to the Trustees, in the event that the expenses are not related solely to one class, the expenses are allocated as follows: the expenses that are allocated to service are allocated based solely on average net assets and the expenses that are allocated to distribution are allocated pursuant to a methodology that takes into account the costs with respect to each class.

DETERMINATION OF NET ASSET VALUE

All Funds Except Cash Management Fund and Life Series Cash Management Fund.

In calculating its net asset value (“NAV”), each Fund, other than the Cash Management Fund and the Life Series Cash Management Fund, generally values its assets on the basis of market quotations, last sale prices, or estimates of value furnished by a pricing service.  If such information is not available for a security held by the Fund, is determined to be unreliable, or (to the Adviser’s knowledge) does not reflect a significant event occurring after the close of the market on which the security principally trades (but before the close of trading on the NYSE), the security will be valued at its fair value as determined in good faith pursuant to procedures adopted by a Fund’s Board.  Foreign securities are priced based upon their market values as of the close of the foreign markets in which they principally trade.  The Fund also relies on a pricing service in circumstances where the U.S. securities markets exceed a pre-determined threshold to value foreign securities held in the Fund’s portfolio.  The pricing service, its methodology or the threshold may change from time to time.  In the event that a Fund holds any insured municipal bond which is in default in the payment of principal or interest, the defaulted bond may be valued based upon the value of a comparable bond which is insured and not in default.  Debt obligations with maturities of 60 days or less are valued at amortized cost.

Consistent with SEC regulations, changes in holdings of portfolio securities are generally reflected in the NAV calculation on the first business day following the trade (i.e., T + 1).  Therefore, when a Fund purchases or sells a security during the day, any change in the value of the security that occurs that day is not reflected in the Fund’s NAV.  “When-issued securities” are also reflected in the NAV of a Fund on a T + 1 basis.  Such investments are valued thereafter at the mean between the most recent bid and asked prices obtained from recognized dealers in such securities or by the pricing services.  For valuation purposes, quotations of foreign securities in foreign currencies are converted into U.S. dollar equivalents using the foreign exchange equivalents in effect as of the close of the London Stock Exchange.

Cash Management Fund and Life Series Cash Management Fund.

Each of these Funds values its portfolio securities in accordance with the amortized cost method of valuation under Rule 2a-7 under the 1940 Act.  To use amortized cost to value its portfolio securities, a Fund must adhere to certain conditions under that Rule relating to the Fund’s investments, some of which are discussed in each Fund’s Prospectus.  Amortized cost is an approximation of market value of an instrument, whereby the difference between its acquisition cost and value at maturity is amortized on a straight-line basis over the remaining life of the instrument.  The effect of changes in the market value of a security as a result of fluctuating interest rates is not taken into account and thus the amortized cost method of valuation may result in the value of a security being higher or lower than its actual market value.  In the event that a large number of redemptions take place at a time when interest rates have increased, the Fund might have to sell portfolio securities prior to maturity and at a price that might not be desirable.

Each Fund’s Board has established procedures for the purpose of maintaining a constant net asset value of $1.00 per share, which include a review of the extent of any deviation of net asset value per share, based on available market quotations, from the $1.00 amortized cost per share.  Should that deviation exceed ½ of 1% for the Fund, the Board will promptly consider whether any action should be initiated to eliminate or reduce material dilution or other unfair results to shareholders.  Such action may include selling portfolio securities prior to maturity, reducing or withholding dividends and utilizing a net asset value per share as determined by using available market quotations.  The Fund maintains a dollar weighted average portfolio maturity of 90 days or less and does not purchase any instrument with a remaining maturity greater than 397 days, limits portfolio investments, including repurchase agreements, to those U.S. dollar-denominated instruments that are of high quality and that the Trustees determine present minimal credit risks as advised by the Adviser, and complies with certain reporting and record keeping procedures.  There is no assurance that a constant net asset value per share will be maintained.  In the event amortized cost ceases to represent fair value per share, the Board will take appropriate action.

Emergency Pricing Procedures For All Funds.

Each Fund’s Board may suspend the determination of a Fund’s net asset value per share for the whole or any part of any period (1) during which trading on the New York Stock Exchange (“NYSE”) is restricted as determined by the SEC or the NYSE is closed for other than weekend and holiday closings, (2) during which an emergency, as defined by rules of the SEC in respect to the U.S. market, exists as a result of which disposal by a Fund of securities owned by it is not reasonably practicable for the Fund fairly to determine the value of its net assets, or (3) for such other period as the SEC has by order permitted.

In the event that the Funds must halt operations during any day that they would normally be required to price under Rule 22c-1 under the 1940 Act due to an emergency (“Emergency Closed Day”), the Funds will apply the following procedures:

1.

The Funds will make every reasonable effort to segregate orders received on the Emergency Closed Day and give them the price that they would have received but for the closing.  The Emergency Closed Day price will be calculated as soon as practicable after operations have resumed and will be applied equally to sales, redemptions and repurchases that were in fact received in the mail or otherwise on the Emergency Closed Day.

2.

For purposes of paragraph 1, an order will be deemed to have been received by the Funds on an Emergency Closed Day, even if neither the Funds nor the Transfer Agent is able to perform the mechanical processing of pricing on that day, under the following circumstances:

(a)

In the case of a mail order, the order will be considered received by a Fund when the postal service has delivered it to FIC’s Edison, New Jersey offices prior to the close of regular trading on the NYSE; and

(b)

In the case of a wire order, including a Fund/SERV order, the order will be considered received when it is received in good form by a FIC branch office or an authorized dealer prior to the close of regular trading on the NYSE.

3.

If the Funds are unable to segregate orders received on the Emergency Closed Day from those received on the next day the Funds are open for business, the Funds may give all orders the next price calculated after operations resume.

4.

On business days in which the NYSE is not open for regular trading, the Funds may determine not to price their portfolio securities if such prices would lead to a distortion of the NAV, for the Funds and their shareholders.

ALLOCATION OF PORTFOLIO BROKERAGE

The Adviser and subadvisers (in the case of Funds that have subadvisers) have authority to select the brokers and dealers that are used to effect portfolio transactions for the Funds.  Portfolio transactions are generally structured as agency transactions or principal transactions.  In agency transactions, the Funds generally pay brokerage commissions.  In principal transactions, the Funds may pay a dealer commission, mark-up, or selling concession.  In the case of a riskless principal transaction, the Funds may pay a “commission” if the confirmation statement explicitly states the amount of the transaction that is considered to represent a commission.  The Funds may also purchase certain fixed income securities directly from an issuer without paying commissions or discounts.

In selecting broker-dealers to execute portfolio transactions and assessing the reasonableness of their commissions, the Adviser and subadvisers consider, among other things, a broker-dealer’s expertise, reputation, reliability, and performance in executing transactions, and the value of any research that it makes available.  A Fund may pay more than the lowest available commission (as that term is defined by the SEC) in return for brokerage and research services provided to the Adviser or, for Funds that employ a subadviser, to either the Adviser or subadviser.  Additionally, when directed by the Board of the Funds, the Adviser or subadviser, as applicable, may use brokerage commissions to acquire services that do not qualify in whole or in part as research or brokerage services.  They may also, with approval of the Board, use dealer concessions available in fixed-priced underwritings to pay for research an d other services.

The research acquired by the Adviser or a subadviser with Fund commissions includes so-called proprietary research and third-party research.  Proprietary research is research that is generated by a full-service brokerage firm and offered to the firm’s clients on a “bundled” basis along with execution services.  In other words, there is no separately stated charge for the research.  Third-party research is research that is prepared by an independent third party and provided by a brokerage firm. In a third-party research arrangement, the cost of the research is generally stated both in dollars and in terms of a soft-to-hard dollar ratio.  The client acquiring the research generally pays for the research by directing a specified amount of commission business to the broker-dealer that provides it.  The broker-dealer in turn pays the third party that provides the research.

The type of research services acquired with Fund commissions include: (a) market data, such as stock quotes, last sale prices, trading volumes, and other information as to the market for and availability of securities for purchase or sale; (b) research reports containing statistical or factual information or opinions pertaining to the economy, particular industries or sectors, particular issuers, or the creditworthiness of issuers; (c) conferences and meetings with executives of issuers or analysts; and (d) data concerning Fund performance and fees.  The Adviser generally uses each research service acquired with commissions to service all the Funds in the First Investors Family of Funds, rather than the particular Fund or Funds whose commissions may pay for a research service.  In other words, a Fund’s brokerage may be used to pay for a research service that is used in managing another Fund within the First Inves tors Family of Funds.  The subadvisers may likewise use research obtained with commissions to service their other clients.

The Board of the Funds has approved an arrangement whereby the Adviser acquires two mixed-use services with commissions, Lipper’s Directors’ Analytical Data and iMoneyNet.  These services are used by the Adviser both for research purposes and to analyze and report to the Fund’s Board a Fund’s performance and fees relative to other comparable funds.  The Adviser currently allocates 50% of the cost of these arrangements to administration in the Funds’ expenses.  The portion of the cost of each of these mixed-use services that is attributable to administration is treated as a Fund expense for purposes of computing the expense ratios that are included in the prospectuses.

The Adviser or subadviser may combine transaction orders placed on behalf of a Fund with orders placed with other clients for the purpose of negotiating brokerage commissions or obtaining a more favorable transaction price.  The securities purchased or sold in such bunched orders must be allocated in accordance with written procedures approved by the Board of the Funds.  The Adviser does not place portfolio orders with an affiliated broker or allocate brokerage commission business to any broker-dealer in recognition of distributing Fund shares.  Moreover, no broker-dealer affiliated with FIMCO, Wellington Management, Vontobel or Smith participates in commissions generated by portfolio orders placed on behalf of any Fund.  A broker-dealer affiliate of Paradigm Capital Management, CL King & Associates, has been authorized by the Board of the Funds to execute portfolio transactions on behalf of the Special Situations and Life Series Discovery Funds in accordance with procedures adopted by the Funds pursuant to Rule 17e-1 of the 1940 Act.

CREDIT RATINGS INFORMATION

Standard & Poor’s (“S&P”) Long-Term Credit Ratings.

S&P issues the following credit ratings to long-term bonds, including but not limited to corporate bonds, municipal bonds, and government bonds.  The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable.  S&P does not perform any audit in connection with any rating and may, on occasion, rely on unaudited financial information.  The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or based on other circumstances.

The ratings are based, in varying degrees, on the following considerations:

-

Likelihood of default capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation;

-

Nature of and provisions of the obligation; and

-

Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.

AAA Debt rated “AAA” has the highest rating assigned by S&P.  Capacity to pay interest and repay principal is extremely strong.

AA Debt rated “AA” has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

A Debt rated “A” has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB Debt rated “BBB” is regarded as having an adequate capacity to pay interest and repay principal.  Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB, B, CCC, CC, C Debt rated “BB,” “B,” “CCC,” “CC” and “C” is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal.  “BB” indicates the least degree of speculation and “C” the highest.  While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

BB Debt rated “BB” has less near-term vulnerability to default than other speculative issues.  However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

B Debt rated “B” has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments.  Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

CCC Debt rated “CCC” has a currently identifiable vulnerability to default and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal.  In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal.

CC The rating “CC” typically is applied to debt subordinated to senior debt that is assigned an actual or implied “CCC” rating.

C The rating “C” typically is applied to debt subordinated to senior debt which is assigned an actual or implied “CCC-” debt rating.  The “C” rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

D Debt rated “D” is in payment default.  The “D” rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.  The “D” rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Plus (+) or Minus (-):  The ratings from “AA” to “CCC” may be modified by the addition of a plus or minus sign to show relative standing within the major categories.

Moody’s Investors Service, Inc. (“Moody’s”) Long-Term Credit Ratings.

Moody’s issues the following credit ratings to long-term bonds and preferred stock.

Aaa Bonds which are rated “Aaa” are judged to be of the best quality.  They carry the smallest degree of investment risk and are generally referred to as “gilt edged.”  Interest payments are protected by a large or exceptionally stable margin and principal is secure.  While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds which are rated “Aa” are judged to be of high quality by all standards.  Together with the Aaa group they comprise what are generally known as high-grade bonds.  They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat greater than the Aaa securities.

A Bonds which are rated “A” possess many favorable investment attributes and are to be considered as upper-medium-grade obligations.  Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa Bonds which are rated “Baa” are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured).  Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time.  Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba Bonds, which are rated “Ba”, are judged to have speculative elements; their future cannot be considered as well assured.  Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future.  Uncertainty of position characterizes bonds in this class.

B Bonds, which are rated “B” generally, lack characteristics of the desirable investment.  Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

CAA Bonds, which are rated “CAA”, are of poor standing.  Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca Bonds which are rated “Ca” represent obligations which are speculative in a high degree.  Such issues are often in default or have other marked shortcomings.

C Bonds which are rated “C” are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody’s applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system.  The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

S&P Credit Ratings for Commercial Paper.

An S&P’s commercial paper rating is a current opinion of the likelihood of timely payment of debt having an original maturity of no more than 365 days.  Ratings are graded into several categories, ranging from ‘A’ for the highest-quality obligations to ‘D’ for the lowest.  These categories are as follows:

A-1 This designation indicates that the degree of safety regarding timely payment is strong.  Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory.  However, the relative degree of safety is not as high as for issues designated ‘A-1.’

A-3 Issues carrying this designation have an adequate capacity for timely payment.  They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B Issues rated ‘B’ are regarded as having only speculative capacity for timely payment.

C This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D Debt rated ‘D’ is in payment default.  The ‘D’ rating category is used when interest payments of principal payments are not made on the date due, even if the applicable grace period has not expired, unless Standard & Poor’s believes such payments will be made during such grace period.

Moody’s Short-Term Credit Ratings.

Moody’s short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations which have an original maturity not exceeding one year.  Obligations relying upon support mechanisms such as letters-of-credit and bonds of indemnity are excluded unless explicitly rated.

Prime 1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations.  Prime-1 repayment ability will often be evidenced by many of the following characteristics:

•

Leading market positions in well-established industries.

•

High rates of return on funds employed.

•

Conservative capitalization structure with moderate reliance on debt and ample asset protection.

•

Broad margins in earning coverage of fixed financial charges and high internal cash generation.

•

Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime 2 Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay senior short-term debt obligations.  This will normally be evidenced by many of the characteristics cited above, but to a lesser degree.  Earnings trends and coverage ratios, while sound, may be more subject to variation than is the case for Prime-2 securities.  Capitalization characteristics, while still appropriate, may be more affected by external conditions.  Ample alternative liquidity is maintained.

Prime 3 Issuers (or supporting institutions) rated Prime-3 have an acceptable ability for repayment of senior short-term obligations.  The effect of industry characteristics and market compositions may be more pronounced.  Variability in earnings and profitability may result in changes in the level of debt-protection measurements and may require relatively high financial leverage.  Adequate alternate liquidity is maintained.

Not Prime Issuers rated Not Prime do not fall within any of the Prime rating categories.

S&P’s Ratings Services Short-Term Issue Credit Ratings.

S&P issues the following credit ratings for short-term debt issues.  These ratings reflect the liquidity factors and market access risks unique to notes.  Notes due in 3 years or less will likely receive a note rating.  Notes maturing beyond 3 years will most likely receive a long-term debt rating.  The following criteria will be used in making that assessment.

- Amortization schedule (the larger the final maturity relative to other maturities the more likely it will be treated as a note).

- Source of Payment (the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note).

Note rating symbols are as follows:

SP-1 Strong capacity to pay principal and interest.  An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2 Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3 Speculative capacity to pay principal and interest.

Moody’s Short-Term Municipal Debt Credit Ratings.

In municipal debt issuance, there are three rating categories for short-term obligations that are considered investment grade.  These ratings are designated as Moody’s Investment Grade (MIG) and are divided into three levels – MIG 1 through MIG 3.

In addition, those short-term obligations that are of speculative quality are designated SG, or speculative grade.

In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned.  The first element represents Moody’s evaluation of the degree of risk associated with scheduled principal and interest payments.  The second element represents Moody’s evaluation of the degree of risk associated with the demand feature, using the MIG rating scale.

The short-term rating assigned to the demand feature of VRDOs is designated as VMIG.  When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1.

MIG ratings expire at note maturity.  By contrast, VMIG rating expirations will be a function of each issue’s specific structural or credit features.

MIG 1/VMIG 1 This designation denotes superior credit quality.  Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2 This designation denotes strong credit quality.  Margins of protections are ample, although not as large as in the preceding group.

MIG 3/VMIG 3 This designation denotes acceptable credit quality.  Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG This designation denotes speculative-grade credit quality.  Debt instruments in this category may lack sufficient margins of protection.

GENERAL INFORMATION

Custodian.  The Bank of New York Mellon

Corp., One Wall Street, New York, NY 10286, is custodian of the securities and cash of each Fund, except for First Investors Global and International Funds and First Investors Life Series International Fund, and employs foreign sub-custodians and foreign securities depositories to provide custody of foreign assets.  Brown Brothers Harriman & Co., 40 Water Street, Boston, MA 02109, is custodian of the securities and cash of the First Investors Global and International Funds and First Investors Life Series International Fund and employs foreign subcustodians and foreign securities depositories to provide custody of their foreign assets.

Audits and Reports.  The accounts of the Funds are audited twice a year by Tait, Weller & Baker, an independent registered public accounting firm, 1818 Market Street, Suite 2400, Philadelphia, PA 19103-2108.  Shareholders of each Fund receive semi-annual and annual reports, including audited financial statements, and a list of securities owned.

Legal Counsel.  Kirkpatrick & Lockhart Preston Gates Ellis LLP, 1601 K Street, NW, Washington, DC 20006, serves as counsel to the Funds.

Transfer Agent.  Administrative Data Management Corp. (“ADM”), Raritan Plaza 1, Edison, NJ 08837, an affiliate of FIMCO and FIC, acts as transfer agent for the Funds and as redemption agent for regular redemptions. ADM provides services to account holders that includes, but is not limited to, opening and closing non-retirement and retirement accounts, transacting purchases, redemptions and exchanges, issuing checks, issuing tax statements, issuing account statements and maintaining records for the Funds.  ADM receives fees from the Funds that are based upon a combination of account maintenance and a per transaction basis in accordance with a fee schedule that is approved by the Board of the Funds.  In addition, the Funds reimburse ADM for its out-of-pocket costs including, but not limited to, the costs of postage, forms, envelopes, telephone lines and other similar items.  The Transfer Agent's telephone number is 1-800-423-4026.

Retirement Accounts.  First Investors Federal Savings Bank (“FIFSB”) acts as custodian on certain retirement accounts that are opened through ADM (such as IRA and 403(b) accounts).  FIFSB charges an annual custodial fee for each type of retirement account it services irrespective of the number of Funds that are held in the retirement account.  These custodial fees are currently being paid by the Funds but the Funds reserve the right to discontinue paying this fee at any time on 45 days’ written notice to account holders.  FIFSB reserves the right to increase or modify the custodial fee on prior written notice.

Shareholder and Trustee Liability.   Each First Investors Fund is organized as a Delaware statutory trust.  The Declaration of Trust of each Fund contains an express disclaimer of shareholder liability for acts or obligations of the Trust.  Further, any note, bond, contract or other written obligation of the Trust or Fund may contain a disclaimer that the obligation may be only enforced against the assets of the Trust or Fund, but the omission of such disclaimer will not operate to bind or create personal liability for any shareholder or Trustee.

Each Declaration of Trust also provides for indemnification out of the property of the Fund of any shareholder held personally liable for the obligations of the Fund.  Each Declaration of Trust also provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Fund and satisfy any judgment thereon.  Thus, the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund itself would be unable to meet its obligations.  The Adviser believes that, in view of the above, the risk of personal liability to shareholders is immaterial and extremely remote.  Each Fund’s Declaration of Trust further provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a Trustee against any liability to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.  Each Fund may have an obligation to indemnify Trustees and officers with respect to litigation.

APPENDIX A

TAXES

The following is a general discussion of the federal tax law that applies to the First Investors Funds.  The discussions of the general tax treatment of distributions and dispositions of shares, taxation of the Funds in general, and special rules for Tax Exempt Funds (as defined below) (Sections C, D, and E see below, respectively) are not applicable to Funds the shares of which you have purchased through an individual retirement account, a 403(b) account, a 401(k) plan, a variable annuity contract, a variable life insurance policy, or other tax-deferred investment vehicle.  If you have purchased Fund shares through a variable annuity contract or a variable life insurance policy, you should also review the prospectus and statement of additional information (“SAI”) for that product for information concerning taxes.  If you have purchased shares of a Tax Exempt Fund (see “E.  Special Rules for Tax Exempt Funds” below), you should read the prospectus and SAI of that Fund for information concerning state and local tax considerations.

A

Compliance with Subchapter M of the Code

Each Fund, which is treated as a separate corporation for federal tax purposes, has elected to be, and has qualified each taxable year for treatment as, a regulated investment company (“RIC”) under Subchapter M of Chapter I of the Internal Revenue Code of 1986, as amended (“Code”).  To continue qualifying for treatment as a RIC, a Fund, must meet the following requirements each taxable year:

(1) The Fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income, the excess of net short-term capital gain over net long-term capital loss (“net short-term gain”), and net gains from certain foreign currency transactions, all determined without regard to any deduction for dividends paid) (“Distribution Requirement”);

(2) The Fund must derive at least 90% of its gross income each taxable year from (a) dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from options, futures, or forward contracts) derived with respect to its business of investing in securities or those currencies and (b) net income from an interest in a “qualified publicly traded partnership” (“QPTP”) (“Income Requirement”); and

(3) At the close of each quarter of the Fund's taxable year, (a) at least 50% of the value of its total assets must be represented by cash and cash items, government securities, securities of other RICs, and other securities, with those other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities (which, for these purposes, includes a QPTP’s equity securities) and (b) not more than 25% of the value of its total assets may be invested in (i) the securities (other than government securities or the securities of other RICs) of any one issuer, (ii) the securities (other than securities of other RICs) of two or more issuers the Fund controls that are determined to be engaged in the same, similar, or related trades or businesses, or (iii) the securities of one or more QPTPs (Subchapter M Diversification Requirements).

If a Fund qualifies for treatment as a RIC during a taxable year, it is relieved of federal income tax on the part of its investment company taxable income and net capital gain (the excess of net long-term capital gain over net short-term capital loss) that it distributes to its shareholders.  If a Fund failed to qualify for that treatment for any taxable year, it would be taxed on the full amount of its taxable income for that year without being able to deduct the distributions it makes to its shareholders and the shareholders would treat all those distributions, including distributions that otherwise would be “exempt-interest dividends” (see “E. Special Rules for Tax-Exempt Funds” below) and distributions of net capital gain, as taxable dividends to the extent of the Fund’s earnings and profits, taxable as ordinary income (except that, for individual shareholders, the part thereof that is “qualified dividend income” would be subject to federal income tax at the rate for net capital gain -- a maximum of 15%); those dividends would be eligible for the dividends-received deduction available to corporations under certain circumstances.  In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before requalifying for RIC treatment.

B.

Compliance with Subchapter L of the Code

Each Fund that serves as an underlying funding vehicle for an insurance company separate account (i.e., each series of First Investors Life Series Funds) (each, a “Life Series Fund”) must also comply with the diversification requirements imposed on such accounts by section 817(h) of the Code and the regulations thereunder (collectively “Subchapter L”).  These requirements, which are in addition to the Subchapter M Diversification Requirements  applicable to all Funds, place certain limitations on the assets of each separate account — and of each Life Series Fund, because Subchapter L treats the assets of a Life Series Fund as assets of the related separate account — that may be invested in securities of a single issuer or a small number of issuers.

Specifically, Subchapter L provides that, except as permitted by the “safe harbor” described below, as of the end of each calendar quarter (or within 30 days thereafter) no more than 55% of the value of a separate account's total assets may be represented by one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments.  For this purpose, all securities of the same issuer are considered a single investment, and while each U.S. Government agency and instrumentality is considered a separate issuer, a particular foreign government and its agencies, instrumentalities, and political subdivisions are considered the same issuer.  Section 817(h) provides, as a safe harbor, that a separate account will be treated as being adequately diversified if the Subchapter M Diversification Requirements are satisfied and no more than 55% of the value of the account's total assets are cash and cash items, government securities, and securities of other RICs.

The failure of a Life Series Fund to satisfy the Subchapter L diversification requirements would result in taxation of First Investors Life Insurance Company and treatment of its contract holders and policy owners other than as described in the prospectuses of its separate accounts.  Specifically, the internal earnings within the contracts and policies could be immediately taxable rather than tax-deferred.

C.

General Tax Treatment of Distributions and Dispositions of Shares

Dividends a Fund distributes to its shareholders that are derived from dividends and taxable interest it receives on its investments, net short-term gain, and net gains from certain foreign currency transactions, if any, are taxable to its shareholders as ordinary income (except as noted below) to the extent of its earnings and profits, whether received in cash or reinvested in additional Fund shares.  Distributions from a Fund’s net capital gain are taxable to its shareholders as long-term capital gains, regardless of how long they have held their Fund shares and whether those distributions are received in cash or reinvested in additional Fund shares; those distributions are subject to a 15% maximum federal income tax rate for individual shareholders to the extent the distributions are attributable to net capital gain a Fund recognizes on sales or exchanges of capital assets through its last taxable year beginning before January 1, 2011.   Dividends and other distributions also may be subject to state and local taxes.

A portion of the dividends from a Fund's investment company taxable income may be eligible for the 15% maximum federal income tax rate applicable to “qualified dividend income” that individuals receive through 2010 and the dividends-received deduction allowed to corporations.  The eligible portion may not exceed the aggregate dividends a Fund receives from most U.S. corporations and, for purposes of the 15% rate, certain foreign corporations.  In addition, the availability of that rate and the dividends-received deduction is subject to certain holding period, debt-financing, and other restrictions imposed on each Fund with respect to the shares it holds on which the dividends were paid and on each shareholder with respect to the Fund shares on which the Fund dividends were paid.  Dividends a corporate shareholder deducts pursuant to the dividends-received deduction are subject indirectly to the federal alternative minimum tax.

Dividends and other distributions a Fund declares in October, November, or December of any year that are payable to shareholders of record on a date in any of those months are deemed to have been paid by the Fund and received by the shareholders on December 31 of that year if the Fund pays the distributions during the following January.  Accordingly, those distributions will be taxed to shareholders for the year in which that December 31 falls.

Any capital gain an individual shareholder recognizes on a redemption or exchange through 2010 of his or her Fund shares that have been held for more than one year will qualify for the 15% maximum federal income tax rate referred to above.  If Fund shares are sold at a loss after being held for six months or less, any loss that is not disallowed (see “E. Special Rules for Tax Exempt Funds” below) will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares.

 Dividends from a Fund’s investment company taxable income that are paid to a shareholder who is a non-resident alien individual or foreign entity (a “non-U.S. person”) generally are subject to 30% federal withholding tax (but not, in such event, subject to back-up withholding, described below) unless a reduced rate of withholding or a withholding exemption is provided under an applicable treaty.  In the case of a Fund that has a taxable year other than the calendar year, however, its distributions during its current taxable year that are (1) made to a beneficial owner of its shares that certifies that it is a non-U.S. person, with certain exceptions, and (2) attributable to its “qualified net interest income” and/or net short-term gain are exempt from that withholding tax.  Legislation was introduced in Congress late in 2007 that would extend the period during which that exemption would apply, which thus would make it available in 2008 for distributions by the other Funds.  Non-U.S. persons are urged to consult their own tax advisers concerning the applicability of that withholding tax.

D.

Taxation of the Funds in General

Each Fund will be subject to a nondeductible 4% excise tax (“Excise Tax”) to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary (taxable) income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

Dividends and interest a Fund receives, and gains a Fund realizes, on foreign securities may be subject to income, withholding, or other taxes imposed by foreign countries and U.S. possessions (“foreign taxes”) that would reduce the total return on its securities.  Tax conventions between certain countries and the United States may reduce or eliminate foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.

If more than 50% of the value of a Fund’s total assets at the close of any taxable year consists of securities of foreign corporations, it will be eligible to, and may, file an election with the Internal Revenue Service that would enable its shareholders, in effect, to benefit from any foreign tax credit or deduction available with respect to any foreign taxes it paid.  Pursuant to any such election, a Fund would treat those taxes as dividends paid to its shareholders and each shareholder (1) would be required to include in gross income, and treat as paid by the shareholder, the shareholder’s proportionate share of those taxes, (2) would be required to treat that share of those taxes and of any dividend the Fund paid that represents income from foreign or U.S. possessions sources (“foreign-source income”) as the shareholder’s own income from those sources, and (3) could either use the foregoing information in calculating the foreign tax credit against the shareholder’s federal income tax or, alternatively, deduct the taxes deemed paid by the shareholder in computing taxable income.  If a Fund takes this election, it will report to its shareholders shortly after each taxable year their respective shares of foreign taxes it paid and its foreign-source income.  Individuals who have no more than $300 ($600 for married persons filing jointly) of creditable foreign taxes included on Form 1099 and all of whose foreign-source income is “qualified passive income” may elect each year to be exempt from the extremely complicated foreign tax credit limitation and will be able to claim a foreign tax credit without having to file the detailed Form 1116 that otherwise is required.

If a Fund invests in the stock of a “passive foreign investment company” (“PFIC”), special tax rules apply.  A PFIC is any foreign corporation (with certain exceptions) that, in general, meets either of the following tests: (1) at least 75% of its gross income for the taxable year is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income.  Under certain circumstances, a Fund that holds stock of a PFIC will be subject to federal income tax on a portion of any “excess distribution” it receives on the stock or of any gain on disposition of the stock (collectively “PFIC income”), plus interest thereon, even if the Fund distributes the PFIC income as a dividend to its shareholders.  The balance of the PFIC income will be included in the Fund's investment company taxable income and, accordingly, will not be taxable to it to the extent it distributes that income to its shareholders.  Fund distributions attributable to PFIC income will not be eligible for the 15% maximum federal income tax rate on “qualified dividend income” described above.

If a Fund invests in a PFIC and elects to treat the PFIC as a “qualified electing fund” (“QEF”), then in lieu of the foregoing tax and interest obligation, the Fund would be required to include in income each year its pro rata share of the QEF’s annual ordinary earnings and net capital gain – which it probably would have to distribute to satisfy the Distribution Requirement and avoid imposition of the Excise Tax – even if the QEF did not distribute those earnings and gain to the Fund.  In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.

A Fund may elect to “mark-to-market” its stock in any PFIC.  “Marking-to-market,” in this context, means including in gross income each taxable year (and treating as ordinary income) the excess, if any, of the fair market value of the PFIC's stock over a Fund’s adjusted basis in that stock as of the end of that year.  Pursuant to the election, a Fund also may deduct (as an ordinary, not a capital, loss) the excess, if any, of its adjusted basis in PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock the Fund included in income for prior taxable years under the election (and under regulations proposed in 1992 that provided a similar election with respect to the stock of certain PFICs).  A Fund’s adjusted basis in each PFIC’s stock subject to the election would be adjusted to reflect the amounts of income included and deductions taken thereunder.

If a Fund invests in non-municipal zero coupon or other securities issued with original issue discount (“OID”), the Fund must include in its income the portion of the OID that accrues on the securities during the taxable year, even if the Fund receives no corresponding payment on them during the year.  Similarly, each Fund must include in its gross income securities it receives as “interest” on pay-in-kind securities.  Because each Fund annually must distribute substantially all of its investment company taxable income, including any OID and other non-cash income, to satisfy the Distribution Requirement and avoid imposition of the Excise Tax, a Fund may be required in a particular year to distribute as a dividend an amount that is greater than the total amount of cash it actually receives.  Those distributions will be made from a Fund's cash assets or from the proceeds of sales of portfolio securities, if necessary.  A Fund may realize capital gains or losses from those sales, which would increase or decrease its investment company taxable income and/or net capital gain.

If a Fund uses hedging strategies, such as selling (writing) and purchasing options and futures contracts and entering into forward contracts, complex rules apply to determine for income tax purposes the amount, character, and timing of recognition of the gains and losses the Fund realizes in connection therewith.  Gains from the disposition of foreign currencies (except certain gains that may be excluded by future regulations), and gains from options, futures, and forward contracts a Fund derives with respect to its business of investing in securities or foreign currencies, are treated as qualifying income under the Income Requirement.

Some futures, foreign currency contracts, and “nonequity” options (i.e., certain listed options, such as those on a “broad-based” securities index) in which the Funds invest may be subject to section 1256 of the Code (“section 1256 contracts”).  Any section 1256 contracts a Fund holds at the end of its taxable year generally must be “marked-to-market” (i.e., treated as having been sold at that time for their fair market value) for federal income tax purposes, with the result that unrealized gains or losses will be treated as though they were realized.  Sixty percent of any net gain or loss recognized on these deemed sales, and 60% of any net realized gain or loss from any actual sales of section 1256 contracts, will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss.  Section 1256 contracts also may be marked-to-market for purposes of the Excise Tax.  These rules may operate to increase the amount that a Fund must distribute to satisfy the Distribution Requirement (i.e., with respect to the portion treated as short-term capital gain), which will be taxable to its shareholders as ordinary income, and to increase the net capital gain a Fund recognizes, without in either case increasing the cash available to it.  A Fund may elect not to have the foregoing rules apply to any “mixed straddle” (i.e., a straddle the Fund clearly identifies in accordance with applicable regulations, at least one (but not all) of the positions of which are section 1256 contracts), although doing so may have the effect of increasing the relative proportion of net short-term gain (taxable as ordinary income) and thus increasing the amount of dividends it must distribute.

Under Code section 988, gains or losses (1) from the disposition of foreign currencies, including forward contracts, (2) except in certain circumstances, from options and forward contracts on foreign currencies (and on financial instruments involving foreign currencies) and from notional principal contracts (e.g., swaps, caps, floors, and collars) involving payments denominated in foreign currencies, (3) on the disposition of each foreign-currency-denominated debt security that are attributable to fluctuations in the value of the foreign currency between the dates of acquisition and disposition of the security, and (4) that are attributable to exchange rate fluctuations between the time a Fund accrues interest, dividends, or other receivables or expenses or other liabilities denominated in a foreign currency and the time it actually collects the receivables or pays the liabilities, generally will be treated as ordinary in come or loss.  These gains or losses will increase or decrease the amount of a Fund’s investment company taxable income to be distributed to its shareholders as ordinary income, rather than affecting the amount of its net capital gain.  If a Fund’s section 988 losses exceed other investment company taxable income during a taxable year, the Fund would not be able to distribute any dividends, and any distributions made during that year before the losses were realized would be recharacterized as a return of capital to shareholders, rather than as a dividend, thereby reducing each shareholder’s basis in his or her Fund shares.

Offsetting positions a Fund may enter into or hold in any actively traded security, option, futures, or forward contract may constitute a “straddle” for federal income tax purposes.  Straddles are subject to certain rules that may affect the amount, character, and timing of recognition of a Fund’s gains and losses with respect to positions of the straddle by requiring, among other things, that (1) loss realized on disposition of one position of a straddle be deferred to the extent of any unrealized gain in an offsetting position until the latter position is disposed of, (2) the Fund’s holding period in certain straddle positions not begin until the straddle is terminated (possibly resulting in gain being treated as short-term rather than long-term capital gain), and (3) losses recognized with respect to certain straddle positions, that otherwise would constitute short-term capital losses, be treated as long-term capital losses.  Applicable regulations also provide certain “wash sale” rules, which apply to transactions where a position is sold at a loss and a new offsetting position is acquired within a prescribed period, and “short sale” rules applicable to straddles.  Different elections are available to a Fund, which may mitigate the effects of the straddle rules, particularly with respect to mixed straddles.

If a call option written by a Fund lapses (i.e., terminates without being exercised), the amount of the premium it received for the option will be short-term capital gain.  If a Fund enters into a closing purchase transaction with respect to a written call option, it will have a short-term capital gain or loss based on the difference between the premium it received for the option it wrote and the premium it pays for the option it buys.  If such an option is exercised and a Fund thus sells the securities or futures contract subject to the option, the premium it received will be added to the exercise price to determine the gain or loss on the sale.  If a call option purchased by a Fund lapses, it will realize short-term or long-term capital loss, depending on its holding period for the security or futures contract subject thereto.  If a Fund exercises a purchased call option, the premium it paid f or the option will be added to its basis in the subject securities or futures contract.

If a Fund has an “appreciated financial position” – generally, an interest (including an interest through an option, futures or forward contract, or short sale) with respect to any stock, debt instrument (other than “straight debt”), or partnership interest the fair market value of which exceeds its adjusted basis – and enters into a “constructive sale” of the position, the Fund will be treated as having made an actual sale thereof, with the result that it will recognize gain at that time.  A constructive sale generally consists of a short sale, an offsetting notional principal contract, or a futures or forward contract a Fund or a related person enters into with respect to the same or substantially identical property.  In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially identical property will be deemed a constructive sale.  The foregoing will not apply, however, to any transaction of a Fund during any taxable year that otherwise would be treated as a constructive sale if the transaction is closed within 30 days after the end of that year and the Fund holds the appreciated financial position unhedged for 60 days after that closing (i.e., at no time during that 60-day period is the Fund’s risk of loss regarding that position reduced by reason of certain specified transactions with respect to substantially identical or related property, such as having an option to sell, being contractually obliged to sell, making a short sale, or granting an option to buy substantially identical stock or securities).

E.

Special Rules for Tax Exempt Funds

Special rules apply to the dividends paid by the Funds that invest primarily in tax-exempt municipal securities (“Tax Exempt Funds”).

The portion of the dividends a Tax-Exempt Fund pays equal to the excess of its excludable interest over certain amounts disallowed as deductions (thus excluding distributions of capital gains) will qualify as “exempt-interest dividends” and thus will be excludable from gross income for federal income tax purposes by its shareholders, if the Fund satisfies the requirement that, at the close of each quarter of its taxable year, at least 50% of the value of its total assets consists of securities the interest on which is excludable from gross income under section 103(a) of the Code; each Tax-Exempt Fund intends to continue to satisfy this requirement.  The aggregate dividends excludable from a Fund’s shareholders’ gross income may not exceed its net tax-exempt income.  Shareholders' treatment of exempt-interest dividends under state and local income tax laws may differ from the treatment thereof under the Code.  Investors should consult their tax advisers concerning this matter.

If shares of a Tax Exempt Fund are sold at a loss after being held for six months or less, the loss will be disallowed to the extent of any exempt-interest dividends received on those shares.

Tax-exempt interest paid on certain private activity bonds (“PABs”) (including, to the extent a Tax-Exempt Fund receives such interest, a proportionate part of the exempt-interest dividends it pays) is a tax preference item for purposes of the federal alternative minimum tax.  Exempt-interest dividends a corporate shareholder receives also may be indirectly subject to that tax without regard to whether a Tax Exempt Fund's tax-exempt interest was attributable to PABs.  Entities or other persons who are “substantial users” (or persons related to “substantial users”) of facilities financed by PABs should consult their tax advisers before purchasing shares of a Tax Exempt Fund because, for users of certain of these facilities, the interest on PABs is not exempt from federal income tax.  For these purposes, the term “substantial user” is defined generally to include a “non-exempt person” who regularly uses in a trade or business a part of a facility financed from the proceeds of PABs.

Up to 85% of social security and certain railroad retirement benefits may be included in taxable income for a taxable year for recipients whose modified adjusted gross income (which includes exempt-interest dividends) plus 50% of their benefits for the year exceeds certain base amounts. Exempt-interest dividends from a Tax-Exempt Fund still are tax-exempt to the extent described above; they are only included in the calculation of whether a recipient's income exceeds the established amounts. Interest on indebtedness incurred or continued by a shareholder to purchase or carry Tax-Exempt Fund shares is not deductible for federal income tax purposes.

A Tax Exempt Fund may invest in municipal bonds that are purchased, generally not on their original issue, with “market discount” (that is, at a price less than the principal amount of the bond or, in the case of a bond that was issued with OID, a price less than the amount of the issue price plus accrued OID) (“municipal market discount bonds”).  Market discount less than the product of (1) 0.25% of the redemption price at maturity times (2) the number of complete years to maturity after the Fund acquired the bond is disregarded.   Market discount generally is accrued ratably, on a daily basis, over the period from the acquisition date to the date of maturity.  Any gain on the disposition of a municipal market discount bond (other than a bond with a fixed maturity date within one year from its issuance) generally is treated as ordinary (taxable) income, rather than capital gain, to the extent of the bond's accrued market discount at the time of disposition.  In lieu of treating the disposition gain as above, a Tax-Exempt Fund may elect to include market discount in its gross income currently, for each taxable year to which it is attributable.

If a Tax Exempt Fund realizes capital gain as a result of market transactions, any distributions of that gain will be taxable to its shareholders.  There also may be collateral federal income tax consequences regarding the receipt of exempt-interest dividends by shareholders such as S corporations, financial institutions, and property and casualty insurance companies.  A shareholder falling into any such category should consult its tax adviser concerning its investment in shares of a Tax Exempt Fund.

PART C.  OTHER INFORMATION

Item 23.

Exhibits

(a)(i)

Certificate of Trust4

(a)(ii)

Trust Instrument4

(b)

By-laws4

(c)

Shareholders’ rights are contained in Articles IV, V, VI, IX and X of the Registrant’s Trust Instrument and Articles V, VI, VII and VIII of the Registrant’s By-laws

(d)(i)

Investment Advisory Agreement between Registrant and First Investors Management Company, Inc. (“FIMCO”)4

(d)(ii)

Subadvisory Agreement among FIMCO, Registrant and Paradigm Capital Management, Inc. (“Paradigm”)4

(d)(iii)

Subadvisory Agreement among FIMCO, Registrant and Vontobel Asset Management, Inc. (“Vontobel”)5

(d)(iv)

Subadvisory Agreement among FIMCO, Registrant and Smith Asset Management Group, L.P. (“Smith”)7

(e)

Underwriting Agreement – none

(f)

Bonus, profit sharing or pension plans – none

(g)(i)

Custody Agreement between the Registrant’s predecessor funds (except International Fund) and The Bank of New York (“BNY”)4

(g)(ii)

Foreign Custody Manager Agreement between the Registrant’s predecessor funds and BNY3

(g)(iii)

Addendum to Custody Agreement and Foreign Custody Manager Agreements with BNY4

(g)(iv)

Custodian Agreement between International Fund (formerly International Securities Fund) and Brown Brothers Harriman & Co.1

(g)(v)

Amendment to Custodian Agreement between International Fund and Brown Brothers Harriman & Co. and 17f-5 Delegation Schedule3

(g)(vi)

Addendum to Custodian Agreement and 17f-5 Delegation Schedule with Brown Brothers Harriman & Co.4

(h)

Transfer Agent Agreement between Registrant and Administrative Data Management Corp.4

(i)

Opinion and Consent of Counsel – filed herewith

(j)

Consent of Independent Registered Public Accounting Firm – filed herewith

(k)

Financial statements omitted from prospectus – none

(l)

Initial capital agreements – none

(m)

Distribution Plan – none

(n)

Multiple Class Plan pursuant to Rule 18f-3 – none

(o)

Reserved

(p)(i)

Code of Ethics of the First Investors family of mutual funds, their investment advisers and their underwriters2

(p)(ii)

Code of Ethics of Paradigm4

(p)(iii)

Code of Ethics of Vontobel5

(p)(iv)

Code of Ethics of Smith6

Other Exhibits

Powers of Attorney4

_______________________________

[1]	Incorporated by reference to the corresponding exhibit of Post-Effective Amendment No. 18 to Registrant's Registration Statement (File No. 002-98409), filed on February 14, 1996.
[2]

Incorporated by reference to the corresponding exhibit of Post-Effective Amendment No. 31 to the Registration Statement of First Investors Series Fund II, Inc. (File No. 033-46924), filed on October 11, 2000.

[3]	Incorporated by reference to the corresponding exhibit of Post-Effective Amendment No. 30 to Registrant's Registration Statement (File No. 002-98409), filed on April 10, 2002.
[4]	Incorporated by reference to the corresponding exhibit of Post-Effective Amendment No. 37 to Registrant's Registration Statement (File No. 002-98409), filed on April 28, 2006.
[5]	Incorporated by reference to the corresponding exhibit of Post-Effective Amendment No. 45 to the Registration Statement of First Investors Equity Funds (File No. 033-46924) filed on June 8, 2006.
[6]	Incorporated by reference to the corresponding exhibit of Post-Effective Amendment No. 47 to the Registration Statement of First Investors Equity Funds (File No. 033-46924) filed on November 16, 2007.

[7]	Incorporated by reference to the corresponding exhibit of Post-Effective Amendment No. 40 to Registrant's Registration Statement (File No. 002-98409), filed on February 15, 2008.

Item 24.

Persons Controlled by or Under Common Control with Registrant

There are no persons controlled by or under common control with the Registrant.

Item 25.

Indemnification

Article IX of the Trust Instrument of the Registrant provides as follows:

Section 1.

LIMITATION OF LIABILITY.  All persons contracting with or having any claim against the Trust or a particular Series shall look only to the assets of the Trust or Assets belonging to such Series, respectively, for payment under such contract or claim; and neither the Trustees nor any of the Trust’s officers or employees, whether past, present or future, shall be personally liable therefor. Every written instrument or obligation on behalf of the Trust or any Series shall contain a statement to the foregoing effect, but the absence of such statement shall not operate to make any Trustee or officer of the Trust liable thereunder. Provided they have exercised reasonable care and have acted under the reasonable belief that their actions are in the best interest of the Trust, the Trustees and officers of the Trust shall not be responsible or liable for any act or omission or for neglect or wrongdoing of them or an y officer, agent, employee, investment adviser, principal underwriter or independent contractor of the Trust, but nothing contained in this Trust Instrument or in the Delaware Act shall protect any Trustee or officer of the Trust against liability to the Trust or to Shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

Section 2.

INDEMNIFICATION.

(a) Subject to the exceptions and limitations contained in subsection (b) below:

(i)

every person who is, or has been, a Trustee or an officer or employee of the Trust (“Covered Person”) shall be indemnified by the Trust or the appropriate Series to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Covered Person and against amounts paid or incurred by him in the settlement thereof.

(ii)

as used herein, the words “claim,” “action,” “suit” or “proceeding” shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened, and the words “liability” and “expenses” shall include, without limitation, attorneys fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

(b)

No indemnification shall be provided hereunder to a Covered Person:

(i)

who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office or (B) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or

(ii)

in the event of a settlement, if there has been a determination that such Covered Person engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office:  (A) by the court or other body approving the settlement; (B) by at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or (C) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry).

(c)

The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled and shall inure to the benefit of the heirs, executors and administrators of a Covered Person.

(d)

To the maximum extent permitted by applicable law, expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in subsection (a) of this Section shall be paid by the Trust or applicable Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or applicable Series if it is ultimately determined that he is not entitled to indemnification under this Section; provided, however, that either (i) such Covered Person shall have provided appropriate security for such undertaking, (ii) the Trust is insured against losses arising out of any such advance payments or (iii) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or ind ependent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a full trial-type inquiry) that there is reason to believe that such Covered Person will not be disqualified from indemnification under this Section.

(e)

Any repeal or modification of this Article IX by the Shareholders, or adoption or modification of any other provision of this Trust Instrument or the By-laws inconsistent with this Article, shall be prospective only, to the extent that such, repeal or modification would, if applied retrospectively, adversely affect any limitation on the liability of any Covered Person or indemnification available to any Covered Person with respect to any act or omission which occurred prior to such repeal, modification or adoption.

Section 3.

INDEMNIFICATION OF SHAREHOLDERS.  If any Shareholder or former Shareholder of any Series is held personally liable solely by reason of his being or having been a Shareholder and not because of his acts or omissions or for some other reason, the Shareholder or former Shareholder (or his heirs, executors, administrators or other legal representatives or, in the case of any entity, its general successor) shall be entitled out of the Assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability.  The Trust, on behalf of the affected Series, shall, upon request by such Shareholder or former Shareholder, assume the defense of any claim made against him for any act or obligation of the Series and satisfy any judgment thereon from the Assets belonging to the Series.

Article IX, Section 3 of the By-laws of the Registrant provides as follows:

Section 3.

Advance Payment of Indemnifiable Expenses.  Expenses incurred by an agent in connection with the preparation and presentation of a defense to any proceeding may be paid by the Trust from time to time prior to final disposition thereof upon receipt of an undertaking by, or on behalf of, such agent that such amount will be paid over by him or her to the Trust if it is ultimately determined that he or she is not entitled to indemnification; provided, however, that (a) such agent shall have provided appropriate security for such undertaking, (b) the Trust is insured against losses arising out of any such advance payments, or (c) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the proceeding, or independent legal counsel in a written opinion, shall have determined, based upon a review of the readily available facts (as opposed to a trial-type inquiry o r full investigation), that there is reason to believe that such agent will be found entitled to indemnification.

Number 7 of the Registrant's Investment Advisory Agreement provides as follows:

7.

Limitation of Liability of the Manager.  The Manager shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust or any Series in connection with the matters to which this Agreement relate except a loss resulting from the willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard by it of its obligations and duties under this Agreement.  Any person, even though also an officer, partner, employee, or agent of the Manager, who may be or become an officer, Board member, employee or agent of the Trust shall be deemed, when rendering services to the Trust or acting in any business of the Trust, to be rendering such services to or acting solely for the Trust and not as an officer, partner, employee, or agent or one under the control or direction of the Manager even though paid by it.

Number 5 of the Registrant’s Subadvisory Agreements provide as follows:

5.

Liability of the Subadviser.  The Subadviser agrees to perform faithfully the services required to be rendered to each Trust and each Series under this Agreement, but nothing herein contained shall make the Subadviser or any of its officers, partners or employees liable for any loss sustained by a Trust or its officers, Trustees or shareholders or any other person on account of the services which the Subadviser may render or fail to render under this Agreement; provided, however, that nothing herein shall protect the Subadviser against liability to a Trust, or to any of the Series' shareholders, to which the Subadviser would otherwise be subject, by reason of its willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of its reckless disregard of its obligations and duties under this Agreement.  Nothing in this Agreement shall protect the Suba dviser from any liabilities which it may have under the 1933 Act or the 1940 Act.

The general effect of this Indemnification will be to indemnify the officers, trustees, employees and agents of the Registrant from costs and expenses arising from any action, suit or proceeding to which they may be made a party by reason of their being or having been a trustee, officer, employee or agent of the Registrant, except where such action is determined to have arisen out of the willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the trustee’s, officer's, employee’s or agent’s office.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit t o a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

The trustees and officers of the Registrant are insured against certain liabilities arising out of their conduct in such capacities.  The policy is subject to certain terms and conditions and to the specified coverage limit set forth in the policy.

Item 26.

Business and Other Connections of the Investment Adviser and Subadvisers

First Investors Management Company, Inc. (“FIMCO”) is a registered investment adviser and provides investment management services to the Registrant.  The description of FIMCO under the caption “Fund Management” in the Prospectus and under the caption “Management of the Funds” in Part II of the Statement of Additional Information, constituting Parts A and B, respectively, of this Registration Statement are incorporated herein by reference.  Information as to any business, profession, vocation or employment of a substantial nature engaged in by the officers, directors and partners of the adviser during the past two years is set forth in Part I of the Statement of Additional Information under the caption “Trustees and Officers” and in its Form ADV filed with the Securities and Exchange Commission (File No. 801-7885), both of which are incorpora ted herein by reference.

Paradigm Capital Management, Inc. (“Paradigm”) is a registered investment adviser and serves as an investment subadviser to the Discovery Fund, a series of the Registrant.  Information as to any business, profession, vocation or employment of a substantial nature engaged in by the officers, directors and partners of Paradigm during the past two years is incorporated by reference to its Form ADV filed with the Securities and Exchange Commission (SEC File No. 801-47403).

Vontobel Asset Management, Inc. (“Vontobel”) is a registered investment adviser and serves as an investment subadviser to the International Fund, a series of the Registrant.  Information as to any business, profession, vocation or employment of a substantial nature engaged in by the officers, directors and partners of Vontobel during the past two years is incorporated by reference to its Form ADV filed with the Securities and Exchange Commission (SEC File No. 801-21953).

Smith Asset Management Group, L.P. (“Smith”) is a registered investment adviser and serves as an investment subadviser to the Select Growth Fund, a series of the Registrant.  Information as to any business, profession, vocation or employment of a substantial nature engaged in by the officers, directors and partners of Smith during the past two years is incorporated by reference to its Form ADV filed with the Securities and Exchange Commission (SEC File No. 801-50835).

Item 27.

Principal Underwriters

Not applicable.

Item 28.

Location of Accounts and Records

Physical possession of the books, accounts and records of the Registrant are held by First Investors Management Company, Inc. and its affiliated companies, First Investors Corporation and Administrative Data Management Corp., at their corporate headquarters, 110 Wall Street, New York, NY 10005, and at their administrative offices, Raritan Plaza 1, Edison, NJ 08837, except for those maintained by (i) the Registrant's Custodian (all funds except International Fund), The Bank of New York Mellon Corp., One Wall Street, New York, NY 10286, at Vital Records, 563 New Center Road, Flagtown, NJ 08821 (electronic record storage) and at Archive Systems, 25 Commerce Road, Fairfield, NJ 07004 (archive records), and (ii) International Fund’s Custodian, Brown Brothers Harriman & Co., at 40 Water Street, Boston, MA 02109.

Item 29.

Management Services

Not applicable.

Item 30.

Undertakings

None.

SIGNATURES

Pursuant to the  requirements  of the  Securities  Act of 1933,  as amended ("1933 Act"), and the Investment Company Act of 1940, as amended, the Registrant represents  that this Amendment  meets all the  requirements  for  effectiveness pursuant  to  Rule  485(b)   under  the  1933  Act  and  has  duly  caused  this Post-Effective Amendment No. 41 to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned,  thereunto duly authorized, in the City of New York, and the State of New York, on the 28th day of April 2008.

FIRST INVESTORS LIFE SERIES FUNDS

By:

/s/ Kathryn S. Head

Kathryn S. Head

President and Trustee

Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment No. 41 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

/s/ Kathryn S. Head	President and Trustee	April 28, 2008
Kathryn S. Head

/s/ Joseph I. Benedek	Treasurer and Principal	April 28, 2008
Joseph I. Benedek	Accounting Officer

/s/ Charles R. Barton, III	Trustee	April 28, 2008
Charles R. Barton, III*

/s/ Stefan L. Geiringer	Trustee	April 28, 2008
Stefan L. Geiringer*

/s/ Robert M. Grohol	Trustee	April 28, 2008
Robert M. Grohol*

/s/ Arthur M. Scutro, Jr.	Trustee	April 28, 2008
Arthur M. Scutro, Jr.*

/s/ James M. Srygley	Chairman of the Board	April 28, 2008
James M. Srygley*	and Trustee

/s/ Robert F. Wentworth	Trustee	April 28, 2008
Robert F. Wentworth*

*  By:

/s/ Larry R. Lavoie

Larry R. Lavoie

(Attorney-in-Fact)

Exhibit Index

Type	Description
EX-99.i	Opinion and Consent of Counsel
EX-99.j	Consent of Independent Registered Public Accounting Firm